Quarterly Holdings Report
for
Fidelity® Series Total Market Index Fund
May 31, 2023
STX-NPRT1-0723
1.9892983.104
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)	25,891	845,341
AST SpaceMobile, Inc. (a)(b)	79,042	428,408
AT&T, Inc.	9,384,251	147,614,268
ATN International, Inc.	13,469	505,492
Bandwidth, Inc. (a)	28,931	344,279
Charge Enterprises, Inc. (a)	128,378	117,222
Cogent Communications Group, Inc.	56,658	3,485,600
Consolidated Communications Holdings, Inc. (a)	93,165	340,052
Cuentas, Inc. (a)(b)	879	4,210
EchoStar Holding Corp. Class A (a)	47,109	742,909
Frontier Communications Parent, Inc. (a)(b)	294,335	4,379,705
Globalstar, Inc. (a)(b)	940,290	1,071,931
IDT Corp. Class B (a)	26,784	813,966
Iridium Communications, Inc.	165,697	9,948,448
Liberty Global PLC:
Class A (a)	94,987	1,548,288
Class C (a)	465,395	7,921,023
Liberty Latin America Ltd.:
Class A (a)	80,338	588,074
Class C (a)	161,725	1,180,593
Lumen Technologies, Inc. (b)	1,232,014	2,439,388
Nextplat Corp. (a)(b)	4,554	9,837
Ooma, Inc. (a)	29,092	387,505
Radius Global Infrastructure, Inc. (a)	99,753	1,476,344
Verizon Communications, Inc.	5,528,110	196,966,559
		383,159,442
Entertainment - 1.3%
Activision Blizzard, Inc.	937,185	75,162,237
AMC Entertainment Holdings, Inc. Class A (a)(b)	688,192	3,096,864
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	11,814	15,004
Cinemark Holdings, Inc. (a)(b)	141,560	2,266,376
Cineverse Corp. (a)(b)	174,436	51,249
CuriosityStream, Inc. Class A (a)(b)	29,764	27,308
Dolphin Entertainment, Inc. (a)(b)	5,671	10,775
Electronic Arts, Inc.	342,734	43,869,952
Endeavor Group Holdings, Inc. (a)	229,025	5,157,643
FG Group Holdings, Inc. (a)	17,326	30,667
Gaia, Inc. Class A (a)	17,132	42,830
Genius Brands International, Inc. (a)(b)	38,981	92,385
Golden Matrix Group, Inc. (a)	13,192	28,627
Grom Social Enterprises, Inc. (a)(b)	418	145
Liberty Media Corp. Liberty Braves:
Class A (a)(b)	15,624	583,869
Class C (a)	46,713	1,713,433
Liberty Media Corp. Liberty Formula One:
Class A (a)	47,074	2,972,723
Series C (a)	259,477	18,267,181
Lions Gate Entertainment Corp.:
Class A (a)	130,442	1,343,553
Class B (a)	111,973	1,085,018
Live Nation Entertainment, Inc. (a)	187,681	15,003,219
LiveOne, Inc. (a)	83,139	93,116
Loop Media, Inc. (a)(b)	47,955	156,813
Madison Square Garden Entertainment Corp. (a)	34,730	1,218,676
Madison Square Garden Sports Corp.	23,473	4,146,505
Marcus Corp. (b)	32,760	500,573
Motorsport Games, Inc. Class A (a)(b)	269	1,170
Moving Image Technologies, Inc. (a)(b)	7,345	8,447
Netflix, Inc. (a)	586,152	231,664,855
Playstudios, Inc. Class A (a)	113,088	512,289
Playtika Holding Corp. (a)	120,085	1,204,453
Reading International, Inc.:
Class A (a)	17,588	48,719
Class B (a)(b)	168	3,637
Reservoir Media, Inc. (a)	43,020	280,060
Roblox Corp. (a)	477,369	19,982,666
Roku, Inc. Class A (a)	160,351	9,332,428
Sciplay Corp. (A Shares) (a)	30,547	592,306
Skillz, Inc. (a)	365,136	170,884
Snail, Inc. (b)	2,798	4,505
Sphere Entertainment Co. (a)(b)	35,318	843,041
Take-Two Interactive Software, Inc. (a)	208,717	28,746,592
The Walt Disney Co. (a)	2,404,306	211,482,756
Vivid Seats, Inc. Class A (a)(b)	29,718	217,239
Warner Bros Discovery, Inc. (a)	2,910,888	32,834,817
Warner Music Group Corp. Class A	154,538	3,778,454
World Wrestling Entertainment, Inc. Class A (b)	57,050	5,780,306
		724,426,365
Interactive Media & Services - 5.0%
Alphabet, Inc.:
Class A (a)	7,843,716	963,757,385
Class C (a)	6,830,127	842,632,768
Angi, Inc. (a)	94,064	287,836
Bumble, Inc. (a)	123,459	1,888,923
BuzzFeed, Inc. (a)(b)	41,993	26,888
CarGurus, Inc. Class A (a)	123,795	2,326,108
Cars.com, Inc. (a)	82,079	1,448,694
DHI Group, Inc. (a)	50,130	183,476
Eventbrite, Inc. (a)	108,611	788,516
EverQuote, Inc. Class A (a)	23,822	217,018
FaZe Holdings, Inc. Class A (a)(b)	32,298	16,201
fuboTV, Inc. (a)(b)	262,620	407,061
Grindr, Inc. (a)(b)	40,625	246,188
IAC, Inc. (a)	103,100	5,757,104
Izea Worldwide, Inc. (a)(b)	64,396	48,606
Kubient, Inc. (a)(b)	9,055	6,393
Liberty TripAdvisor Holdings, Inc. (a)	86,412	54,682
Match Group, Inc. (a)	367,639	12,683,546
MediaAlpha, Inc. Class A (a)	30,440	268,481
Meta Platforms, Inc. Class A (a)	2,929,639	775,534,036
Nextdoor Holdings, Inc. (a)(b)	158,977	392,673
Onfolio Holdings, Inc. (a)(b)	2,887	3,869
Outbrain, Inc. (a)	45,531	210,809
Paltalk, Inc. (a)(b)	9,237	25,956
Pinterest, Inc. Class A (a)	782,663	18,736,952
QuinStreet, Inc. (a)	66,147	609,875
Rumble, Inc. (a)(b)	106,743	1,053,553
Shutterstock, Inc. (b)	31,738	1,579,600
Snap, Inc. Class A (a)	1,292,818	13,186,744
Society Pass, Inc. (a)	19,222	11,539
Super League Gaming, Inc. (a)(b)	51,901	28,753
System1, Inc. (a)(b)	26,575	92,747
The Arena Group Holdings, Inc. (a)(b)	17,206	72,265
Travelzoo, Inc. (a)	9,159	81,240
TripAdvisor, Inc. (a)	137,340	2,137,010
TrueCar, Inc. (a)	102,878	232,504
Vimeo, Inc. (a)	213,280	782,738
Vinco Ventures, Inc. (a)(b)	12,574	27,411
Wejo Group Ltd. (a)	62,964	5,352
Yelp, Inc. (a)	92,322	3,092,787
Zedge, Inc. (a)	15,805	36,352
Ziff Davis, Inc. (a)	62,197	3,672,111
ZipRecruiter, Inc. (a)(b)	68,630	1,061,706
Zoominfo Technologies, Inc. (a)	356,334	8,812,140
		2,664,526,596
Media - 0.9%
AdTheorent Holding Co., Inc. Class A (a)(b)	40,795	71,391
Advantage Solutions, Inc. Class A (a)(b)	117,867	223,947
Altice U.S.A., Inc. Class A (a)	285,159	730,007
AMC Networks, Inc. Class A (a)	37,579	425,018
Beasley Broadcast Group, Inc. Class A (a)	5,666	5,949
Boston Omaha Corp. (a)	24,442	466,353
Cable One, Inc. (b)	6,370	3,897,357
Cardlytics, Inc. (a)(b)	41,933	216,794
Cbdmd, Inc. (a)(b)	1,079	2,050
Charter Communications, Inc. Class A (a)	138,614	45,208,956
Clear Channel Outdoor Holdings, Inc. (a)	620,757	763,531
Comcast Corp. Class A	5,536,769	217,871,860
comScore, Inc. (a)(b)	92,043	82,839
Cumulus Media, Inc. (a)	21,983	70,785
Daily Journal Corp. (a)	1,204	354,915
DallasNews Corp. (b)	5,654	21,768
Digital Media Solutions, Inc. Class A (a)(b)	10,331	4,646
Direct Digital Holdings, Inc. (a)	4,017	12,453
DISH Network Corp. Class A (a)	330,053	2,122,241
E.W. Scripps Co. Class A (a)	76,853	605,602
Emerald Holding, Inc. (a)	26,899	94,953
Entravision Communication Corp. Class A	78,873	325,745
Fluent, Inc. (a)(b)	58,281	36,274
Fox Corp.:
Class A	411,874	12,850,469
Class B	158,769	4,637,642
Gannett Co., Inc. (a)(b)	198,943	441,653
Gray Television, Inc.	113,373	797,012
Harte-Hanks, Inc. (a)	7,563	42,428
iHeartMedia, Inc. (a)(b)	146,074	346,195
Innovid Corp. (a)	97,677	121,119
Insignia Systems, Inc. (a)	1,383	10,345
Integral Ad Science Holding Corp. (a)	63,141	1,193,996
Interpublic Group of Companies, Inc.	510,476	18,984,602
John Wiley & Sons, Inc. Class A	58,134	2,092,824
Lee Enterprises, Inc. (a)	6,289	85,530
Liberty Broadband Corp.:
Class A (a)	24,710	1,825,328
Class C (a)	154,566	11,453,341
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	94,347	2,639,829
Series C (a)	205,399	5,742,956
Magnite, Inc. (a)	155,028	1,841,733
Marchex, Inc. Class B (a)	22,844	44,317
Mediaco Holding, Inc. (a)	1,561	1,826
News Corp.:
Class A	460,237	8,426,939
Class B	198,764	3,673,159
Nexstar Broadcasting Group, Inc. Class A	49,621	7,488,801
Nextplay Technologies, Inc. (a)(b)	3,664	4,397
Omnicom Group, Inc.	266,468	23,499,813
Paramount Global:
Class A (b)	26,486	465,359
Class B (b)	648,076	9,857,236
PubMatic, Inc. (a)	57,513	1,009,353
Quotient Technology, Inc. (a)	113,893	307,511
Saga Communications, Inc. Class A	7,694	150,033
Salem Communications Corp. Class A (a)	11,612	10,800
Scholastic Corp.	39,362	1,672,098
Sinclair Broadcast Group, Inc. Class A (b)	58,355	897,500
Sirius XM Holdings, Inc. (b)	929,114	3,307,646
SPAR Group, Inc. (a)	5,651	6,781
Stagwell, Inc. (a)(b)	135,782	841,848
Stran & Co., Inc. (a)	13,640	19,096
TechTarget, Inc. (a)	35,562	1,235,424
TEGNA, Inc.	295,032	4,570,046
The New York Times Co. Class A	216,816	7,679,623
The Trade Desk, Inc. (a)	586,131	41,076,060
Thryv Holdings, Inc. (a)	39,892	929,484
Townsquare Media, Inc.	14,196	136,849
Treasure Global, Inc. (b)	4,218	5,779
Troika Media Group, Inc. (a)(b)	24,495	2,991
Urban One, Inc.:
Class A (a)	7,985	49,906
Class D (non-vtg.) (a)	23,198	132,461
WideOpenWest, Inc. (a)	68,104	517,590
Xcel Brands, Inc. (a)	4,185	3,641
		456,746,803
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	85,393	1,285,165
KORE Group Holdings, Inc. (a)(b)	37,958	59,974
NII Holdings, Inc. (a)(c)	62,298	1
Shenandoah Telecommunications Co.	65,922	1,251,200
Spok Holdings, Inc.	25,380	299,484
SurgePays, Inc. (a)(b)	10,213	70,061
T-Mobile U.S., Inc. (a)	779,447	106,979,101
Telephone & Data Systems, Inc.	134,816	900,571
U.S. Cellular Corp. (a)(b)	20,163	288,331
		111,133,888
TOTAL COMMUNICATION SERVICES		4,339,993,094
CONSUMER DISCRETIONARY - 10.3%
Automobile Components - 0.2%
Adient PLC (a)	125,471	4,227,118
American Axle & Manufacturing Holdings, Inc. (a)	151,784	1,024,542
Aptiv PLC (a)	356,214	31,375,329
Autoliv, Inc.	101,640	8,283,660
BorgWarner, Inc.	306,793	13,600,134
Cooper-Standard Holding, Inc. (a)(b)	21,483	233,520
Dana, Inc.	168,800	2,172,456
Dorman Products, Inc. (a)	37,524	3,078,844
Fox Factory Holding Corp. (a)	55,637	4,947,242
Garrett Motion, Inc. (a)(b)	75,426	624,527
Gentex Corp.	308,088	8,090,391
Gentherm, Inc. (a)	44,036	2,420,219
Holley, Inc. (a)(b)	69,846	206,744
LCI Industries (b)	33,542	3,623,878
Lear Corp.	77,534	9,510,320
Luminar Technologies, Inc. (a)(b)	311,353	2,120,314
Mobileye Global, Inc. (b)	61,645	2,747,518
Modine Manufacturing Co. (a)	68,687	1,874,468
Motorcar Parts of America, Inc. (a)	24,704	136,119
Patrick Industries, Inc.	28,257	1,851,681
QuantumScape Corp. Class A (a)(b)	368,712	2,392,941
Solid Power, Inc. (a)(b)	145,838	319,385
Standard Motor Products, Inc.	25,355	895,539
Stoneridge, Inc. (a)	35,608	582,547
Strattec Security Corp. (a)	4,852	89,908
Superior Industries International, Inc. (a)	28,808	101,116
Sypris Solutions, Inc. (a)(b)	11,199	21,278
The Goodyear Tire & Rubber Co. (a)	375,022	5,149,052
Unique Fabricating, Inc. (a)(b)	2,233	535
Visteon Corp. (a)	36,973	4,938,853
Worksport Ltd. (a)(b)	12,999	36,397
XPEL, Inc. (a)(b)	25,933	1,786,006
		118,462,581
Automobiles - 1.6%
Arcimoto, Inc. (a)(b)	4,516	7,135
AYRO, Inc. (a)(b)	31,853	17,838
Canoo, Inc. (a)(b)	397,570	221,049
Envirotech Vehicles, Inc. (a)	17,976	37,750
Faraday Future Intelligent Electric, Inc. (a)(b)	682,766	168,370
Fisker, Inc. (a)(b)	210,738	1,323,435
Ford Motor Co.	5,153,339	61,840,068
General Motors Co.	1,835,329	59,483,013
Harley-Davidson, Inc.	175,002	5,444,312
Lordstown Motors Corp. Class A (a)(b)	14,793	50,296
Lucid Group, Inc. Class A (a)(b)	845,332	6,559,776
Mullen Automotive, Inc. (a)(b)	90,915	66,004
Rivian Automotive, Inc. (a)(b)	723,597	10,658,584
Tesla, Inc. (a)	3,540,127	721,938,099
Thor Industries, Inc. (b)	70,456	5,514,591
Volcon, Inc. (a)	21,850	15,081
Winnebago Industries, Inc. (b)	40,267	2,240,456
Workhorse Group, Inc. (a)(b)	201,569	169,459
		875,755,316
Broadline Retail - 2.7%
1stDibs.com, Inc. (a)	24,681	93,541
Amazon.com, Inc. (a)	11,734,615	1,414,959,877
Big Lots, Inc. (b)	39,264	197,105
ContextLogic, Inc. (a)(b)	22,721	159,274
Dillard's, Inc. Class A (b)	4,455	1,226,506
eBay, Inc.	714,283	30,385,599
Etsy, Inc. (a)	165,387	13,404,616
Groupon, Inc. (a)(b)	26,191	141,431
iMedia Brands, Inc. (a)(b)	25,039	4,757
Kohl's Corp. (b)	145,889	2,672,686
Macy's, Inc. (b)	355,518	4,831,490
Nogin, Inc. (a)(b)	269	412
Nordstrom, Inc. (b)	147,681	2,259,519
Ollie's Bargain Outlet Holdings, Inc. (a)	76,351	4,208,467
Qurate Retail, Inc. (a)	6,850	36,237
Qurate Retail, Inc. Series A (a)	430,450	357,317
		1,474,938,834
Distributors - 0.1%
Amcon Distributing Co.	229	50,266
Educational Development Corp. (a)	7,003	8,544
Funko, Inc. (a)(b)	45,935	560,407
Genuine Parts Co.	185,325	27,600,452
Kaival Brands Innovations Group, Inc. (a)(b)	17,015	9,530
LKQ Corp.	333,447	17,589,329
Pool Corp. (b)	51,367	16,243,786
Weyco Group, Inc. (b)	8,524	231,341
		62,293,655
Diversified Consumer Services - 0.1%
2U, Inc. (a)	101,852	407,408
ADT, Inc.	281,655	1,602,617
Adtalem Global Education, Inc. (a)	60,263	2,500,915
American Public Education, Inc. (a)	28,786	144,218
Bright Horizons Family Solutions, Inc. (a)	76,057	6,510,479
Carriage Services, Inc.	18,157	474,987
Chegg, Inc. (a)	166,751	1,497,424
Coursera, Inc. (a)	112,117	1,419,401
Duolingo, Inc. (a)	33,698	5,040,210
European Wax Center, Inc. (b)	38,248	662,838
Frontdoor, Inc. (a)	107,041	3,300,074
Graham Holdings Co.	5,068	2,862,153
Grand Canyon Education, Inc. (a)	40,351	4,227,171
H&R Block, Inc.	199,962	5,968,866
Laureate Education, Inc. Class A	178,175	2,155,918
Lincoln Educational Services Corp. (a)(b)	35,080	224,161
Mister Car Wash, Inc. (a)(b)	105,246	868,280
Nerdy, Inc. Class A (a)(b)	75,831	196,402
OneSpaWorld Holdings Ltd. (a)	78,005	813,592
Perdoceo Education Corp. (a)	87,673	1,033,665
Regis Corp. (a)(b)	44,048	42,286
Rover Group, Inc. Class A (a)	128,555	597,781
Service Corp. International	202,202	12,862,069
Strategic Education, Inc. (b)	29,576	2,333,842
Stride, Inc. (a)(b)	54,257	2,192,525
The Beachbody Co., Inc. (a)(b)	175,044	85,036
Udemy, Inc. (a)	87,060	870,600
Universal Technical Institute, Inc. (a)	42,328	272,169
Wag! Group Co. (a)	11,445	26,438
WW International, Inc. (a)(b)	67,858	445,148
Xwell, Inc. (a)(b)	115,040	26,701
		61,665,374
Hotels, Restaurants & Leisure - 2.3%
Accel Entertainment, Inc. (a)	73,032	681,389
Airbnb, Inc. Class A (a)	524,202	57,541,654
Allied Esports Entertainment, Inc. (a)(b)	18,221	18,768
ARAMARK Holdings Corp.	342,448	13,519,847
Ark Restaurants Corp.	2,540	45,885
Bally's Corp. (a)	38,680	525,661
Biglari Holdings, Inc.:
Class A (a)	82	83,722
Class B (a)	1,107	228,075
BJ's Restaurants, Inc. (a)(b)	31,077	925,473
Bloomin' Brands, Inc.	115,397	2,756,834
Bluegreen Vacations Holding Corp. Class A (b)	11,446	327,127
Booking Holdings, Inc. (a)	51,036	128,037,586
Bowlero Corp. Class A (a)(b)	44,418	509,030
Boyd Gaming Corp.	104,171	6,638,818
Brinker International, Inc. (a)(b)	57,426	2,100,643
BurgerFi International, Inc. (a)(b)	15,389	19,544
Caesars Entertainment, Inc. (a)	282,341	11,578,804
Canterbury Park Holding Co. (b)	3,223	73,871
Carnival Corp. (a)(b)	1,319,404	14,816,907
Carrols Restaurant Group, Inc. (a)	45,709	251,400
Century Casinos, Inc. (a)	34,423	233,732
Chipotle Mexican Grill, Inc. (a)	36,349	75,478,335
Choice Hotels International, Inc. (b)	36,485	4,140,683
Churchill Downs, Inc.	86,553	11,755,628
Chuy's Holdings, Inc. (a)	24,397	898,785
Cracker Barrel Old Country Store, Inc. (b)	29,214	2,863,556
Darden Restaurants, Inc.	160,029	25,367,797
Dave & Buster's Entertainment, Inc. (a)(b)	54,785	1,761,338
Denny's Corp. (a)	75,281	833,361
Dine Brands Global, Inc.	20,392	1,220,053
Domino's Pizza, Inc.	46,568	13,497,735
Doordash, Inc. (a)	346,175	22,601,766
Draftkings Holdings, Inc. (a)	590,795	13,789,155
Dutch Bros, Inc. (a)(b)	38,623	1,095,348
Ebet, Inc. (a)	10,122	2,339
El Pollo Loco Holdings, Inc.	24,558	224,460
Elys Game Technology Corp. (a)(b)	16,022	7,787
Esports Entertainment Group, Inc. (a)(b)	346	657
Everi Holdings, Inc. (a)	119,159	1,656,310
Expedia, Inc. (a)	194,432	18,609,087
F45 Training Holdings, Inc. (a)(b)	46,376	47,304
FAT Brands, Inc.:
Class A (b)	166	989
Class B	6,852	37,138
Fiesta Restaurant Group, Inc. (a)	21,882	157,332
First Watch Restaurant Group, Inc. (a)	14,684	259,173
Flanigans Enterprises, Inc. (b)	648	19,920
Full House Resorts, Inc. (a)	40,887	290,298
GAN Ltd. (a)(b)	50,705	63,381
Global Business Travel Group, Inc. (a)(b)	24,913	178,626
Golden Entertainment, Inc. (a)	29,454	1,241,192
Good Times Restaurants, Inc. (a)	10,762	31,102
Hall of Fame Resort & Entertainment Co. (a)(b)	4,967	32,832
Hilton Grand Vacations, Inc. (a)	104,583	4,470,923
Hilton Worldwide Holdings, Inc.	350,632	47,728,028
Hyatt Hotels Corp. Class A (b)	63,241	6,797,143
Inspirato, Inc. (a)(b)	25,787	24,395
Inspired Entertainment, Inc. (a)	32,843	450,934
Jack in the Box, Inc. (b)	27,131	2,348,459
Krispy Kreme, Inc. (b)	89,935	1,343,629
Kura Sushi U.S.A., Inc. Class A (a)(b)	4,948	403,213
Las Vegas Sands Corp. (a)	432,553	23,846,647
Life Time Group Holdings, Inc. (a)(b)	74,633	1,418,773
Light & Wonder, Inc. Class A (a)	123,504	7,199,048
Lindblad Expeditions Holdings (a)	45,002	426,619
Marriott International, Inc. Class A	354,065	59,408,566
Marriott Vacations Worldwide Corp.	50,363	6,205,729
McDonald's Corp.	963,968	274,836,916
MGM Resorts International	413,269	16,237,339
Monarch Casino & Resort, Inc.	17,233	1,118,249
Muscle Maker, Inc. (a)(b)	50,184	54,701
Nathan's Famous, Inc.	4,083	291,036
Noodles & Co. (a)	46,632	156,217
Norwegian Cruise Line Holdings Ltd. (a)(b)	554,812	8,238,958
Papa John's International, Inc. (b)	42,412	2,973,505
Penn Entertainment, Inc. (a)	203,977	5,107,584
Planet Fitness, Inc. (a)	109,832	7,022,658
Playa Hotels & Resorts NV (a)	175,647	1,561,502
PlayAGS, Inc. (a)	36,624	195,572
Portillo's, Inc. (a)(b)	57,356	1,151,135
Potbelly Corp. (a)	31,214	242,845
Rave Restaurant Group, Inc. (a)(b)	22,026	37,664
RCI Hospitality Holdings, Inc.	11,229	811,071
Red Robin Gourmet Burgers, Inc. (a)(b)	21,821	276,472
Red Rock Resorts, Inc.	64,557	2,943,154
Royal Caribbean Cruises Ltd. (a)	288,821	23,385,836
Rush Street Interactive, Inc. (a)	70,986	212,958
Ruth's Hospitality Group, Inc.	40,072	858,743
Sabre Corp. (a)(b)	429,929	1,332,780
SeaWorld Entertainment, Inc. (a)	52,228	2,912,233
Shake Shack, Inc. Class A (a)	49,173	3,253,777
Six Flags Entertainment Corp. (a)(b)	97,341	2,487,063
Soho House & Co., Inc. Class A (a)(b)	54,321	327,012
Sonder Holdings, Inc. (a)(b)	178,147	126,449
Starbucks Corp.	1,512,526	147,683,039
Sweetgreen, Inc. Class A (a)	100,830	960,910
Target Hospitality Corp. (a)	32,513	459,409
Texas Roadhouse, Inc. Class A	87,976	9,492,610
The Cheesecake Factory, Inc. (b)	62,484	1,957,624
The ONE Group Hospitality, Inc. (a)(b)	32,411	228,822
Travel+Leisure Co.	107,071	3,904,879
Vacasa, Inc. Class A (a)(b)	108,004	82,861
Vail Resorts, Inc.	53,057	12,903,462
Wendy's Co. (b)	223,711	4,923,879
Wingstop, Inc.	39,326	7,840,031
Wyndham Hotels & Resorts, Inc.	116,189	7,929,899
Wynn Resorts Ltd.	135,600	13,383,720
Xponential Fitness, Inc. (a)	29,532	782,303
Yoshiharu Global Co. (b)	3,267	1,976
Yum! Brands, Inc.	368,353	47,403,348
		1,219,242,544
Household Durables - 0.5%
Aterian, Inc. (a)(b)	100,397	58,642
Bassett Furniture Industries, Inc.	12,070	163,066
Beazer Homes U.S.A., Inc. (a)	38,727	784,996
Cavco Industries, Inc. (a)	10,679	2,658,857
Century Communities, Inc. (b)	37,262	2,370,981
Cricut, Inc. (b)	53,549	504,967
D.R. Horton, Inc.	410,946	43,905,471
Dixie Group, Inc. (a)	13,394	12,750
Dream Finders Homes, Inc. (a)(b)	28,481	528,038
Emerson Radio Corp. (a)(b)	6,994	4,126
Ethan Allen Interiors, Inc. (b)	30,571	765,192
Flexsteel Industries, Inc.	6,418	117,449
Garmin Ltd.	202,003	20,836,609
GoPro, Inc. Class A (a)	169,560	712,152
Green Brick Partners, Inc. (a)	35,709	1,709,390
Hamilton Beach Brands Holding Co. Class A	8,711	81,099
Harbor Custom Development, Inc. (a)(b)	782	3,011
Helen of Troy Ltd. (a)	31,683	3,050,439
Hooker Furnishings Corp.	16,058	238,461
Hovnanian Enterprises, Inc. Class A (a)	6,146	516,018
Installed Building Products, Inc.	31,043	3,245,235
iRobot Corp. (a)(b)	36,471	1,292,897
KB Home	106,783	4,626,907
Koss Corp. (a)	7,625	29,356
La-Z-Boy, Inc. (b)	57,352	1,532,445
Landsea Homes Corp. (a)	15,255	109,836
Legacy Housing Corp. (a)	12,367	235,468
Leggett & Platt, Inc.	175,129	5,337,932
Lennar Corp.:
Class A	345,614	37,022,172
Class B	4,968	469,724
LGI Homes, Inc. (a)	27,077	3,080,550
Lifetime Brands, Inc. (b)	15,395	75,436
Live Ventures, Inc. (a)	1,430	33,934
Lovesac (a)(b)	19,961	420,778
M.D.C. Holdings, Inc.	76,359	3,075,741
M/I Homes, Inc. (a)	35,745	2,526,099
Meritage Homes Corp. (b)	47,883	5,522,346
Mohawk Industries, Inc. (a)	69,603	6,406,260
Nephros, Inc. (a)	3,430	5,488
Newell Brands, Inc. (b)	497,737	4,136,194
Nova LifeStyle, Inc. (a)(b)	308	801
NVR, Inc. (a)	3,974	22,072,470
PulteGroup, Inc.	295,875	19,551,420
Purple Innovation, Inc.	84,088	290,944
Singing Machine Co., Inc. (b)	1,393	1,839
Skyline Champion Corp. (a)	69,867	4,061,369
Snap One Holdings Corp. (a)(b)	24,701	218,110
Sonos, Inc. (a)	168,201	2,443,961
Taylor Morrison Home Corp. (a)	141,854	6,018,865
Tempur Sealy International, Inc. (b)	223,932	7,980,936
Toll Brothers, Inc.	134,604	9,112,691
TopBuild Corp. (a)	42,127	8,495,331
Traeger, Inc. (a)(b)	75,035	276,879
TRI Pointe Homes, Inc. (a)	132,562	3,872,136
Tupperware Brands Corp. (a)(b)	48,609	43,267
Universal Electronics, Inc. (a)	15,604	125,924
Vizio Holding Corp. (a)(b)	73,815	482,012
VOXX International Corp. (a)(b)	17,991	174,153
Vuzix Corp. (a)(b)	81,645	409,858
Whirlpool Corp.	71,847	9,289,099
Yunhong CTI Ltd. (a)(b)	6,353	11,181
ZAGG, Inc. rights (a)(c)	23,001	0
		253,139,758
Leisure Products - 0.1%
Acushnet Holdings Corp. (b)	42,877	1,919,175
American Outdoor Brands, Inc. (a)(b)	17,256	125,279
AMMO, Inc. (a)(b)	112,591	198,160
Brunswick Corp.	95,180	7,186,090
Clarus Corp. (b)	37,546	310,505
Escalade, Inc.	14,000	162,680
Forza X1, Inc. (b)	3,639	4,403
Hasbro, Inc. (b)	170,941	10,145,348
JAKKS Pacific, Inc. (a)	8,859	182,938
Johnson Outdoors, Inc. Class A	7,000	397,320
Latham Group, Inc. (a)(b)	52,123	187,643
Malibu Boats, Inc. Class A (a)	27,289	1,431,308
Marine Products Corp.	14,741	225,242
MasterCraft Boat Holdings, Inc. (a)	23,651	626,752
Mattel, Inc. (a)	467,131	8,132,751
Nautilus, Inc. (a)	37,457	47,570
Peloton Interactive, Inc. Class A (a)(b)	432,011	3,145,040
Polaris, Inc. (b)	71,448	7,695,664
Smith & Wesson Brands, Inc. (b)	59,993	703,718
Solo Brands, Inc. Class A (a)	27,191	112,027
Sturm, Ruger & Co., Inc.	23,689	1,221,405
Topgolf Callaway Brands Corp. (a)(b)	184,432	3,148,254
Twin Vee PowerCats Co. (a)	1,690	2,535
Vista Outdoor, Inc. (a)	75,416	2,008,328
YETI Holdings, Inc. (a)	113,338	4,144,771
		53,464,906
Specialty Retail - 2.1%
1-800-FLOWERS.com, Inc. Class A (a)	37,677	305,937
a.k.a. Brands Holding Corp. (a)(b)	14,967	6,029
Abercrombie & Fitch Co. Class A (a)	64,611	2,004,879
Academy Sports & Outdoors, Inc.	102,680	5,027,213
Advance Auto Parts, Inc.	77,936	5,680,755
America's Car Mart, Inc. (a)	7,819	637,483
American Eagle Outfitters, Inc.	230,090	2,340,015
Arhaus, Inc. (a)(b)	26,744	189,080
Arko Corp. (b)	97,475	706,694
Asbury Automotive Group, Inc. (a)	29,129	6,091,165
AutoNation, Inc. (a)	44,988	5,889,829
AutoZone, Inc. (a)	24,699	58,952,561
BARK, Inc. (a)(b)	131,940	137,218
Barnes & Noble Education, Inc. (a)	46,847	65,117
Bath & Body Works, Inc.	300,602	10,593,214
Best Buy Co., Inc.	258,914	18,815,280
Big 5 Sporting Goods Corp. (b)	32,743	247,537
Boot Barn Holdings, Inc. (a)	38,983	2,636,030
Brilliant Earth Group, Inc. Class A (a)	13,669	45,791
Build-A-Bear Workshop, Inc.	16,118	293,025
Burlington Stores, Inc. (a)	85,740	12,900,440
Caleres, Inc. (b)	46,949	810,340
Camping World Holdings, Inc.	52,903	1,425,736
CarMax, Inc. (a)(b)	208,090	15,026,179
CarParts.com, Inc. (a)	66,779	278,468
Carvana Co. Class A (a)(b)	132,356	1,710,040
Chewy, Inc. (a)(b)	123,008	3,627,506
Chico's FAS, Inc. (a)(b)	166,891	757,685
Citi Trends, Inc. (a)	10,784	157,662
Conn's, Inc. (a)(b)	15,740	63,904
Designer Brands, Inc. Class A (b)	66,469	416,761
Destination XL Group, Inc. (a)	72,082	299,861
Dick's Sporting Goods, Inc.	78,666	10,030,702
Digital Brands Group, Inc. (a)(b)	371	271
Duluth Holdings, Inc. (a)	17,114	92,416
Envela Corp. (a)	11,687	84,030
EVgo, Inc. Class A (a)(b)	91,353	361,758
Express, Inc. (a)(b)	84,247	48,054
Five Below, Inc. (a)	72,982	12,590,855
Floor & Decor Holdings, Inc. Class A (a)(b)	139,605	12,747,333
Foot Locker, Inc. (b)	104,517	2,646,370
Franchise Group, Inc. (b)	35,834	1,042,769
GameStop Corp. Class A (b)	333,183	8,013,051
Gap, Inc. (b)	277,216	2,223,272
Genesco, Inc. (a)	16,281	293,546
Group 1 Automotive, Inc. (b)	19,206	4,292,733
Grove Collaborative Holdings, Inc. Class A (a)(b)	88,880	37,330
GrowGeneration Corp. (a)(b)	75,996	281,185
Guess?, Inc. (b)	40,447	776,987
Haverty Furniture Companies, Inc. (b)	18,069	476,841
Hibbett, Inc. (b)	16,900	608,738
J.Jill, Inc. (a)(b)	6,707	147,487
JOANN, Inc. (b)	17,415	27,167
Kirkland's, Inc. (a)(b)	13,524	38,814
Lands' End, Inc. (a)	17,119	107,336
Lazydays Holdings, Inc. (a)(b)	11,200	134,400
Leslie's, Inc. (a)(b)	195,012	1,848,714
Lithia Motors, Inc. Class A (sub. vtg.) (b)	36,022	8,403,212
LL Flooring Holdings, Inc. (a)	36,012	162,054
Lowe's Companies, Inc.	795,848	160,068,908
Lulu's Fashion Lounge Holdings, Inc. (a)(b)	11,746	28,543
MarineMax, Inc. (a)	29,146	826,872
Monro, Inc. (b)	41,786	1,728,687
Murphy U.S.A., Inc.	26,368	7,288,643
National Vision Holdings, Inc. (a)	104,315	2,633,954
O'Reilly Automotive, Inc. (a)	82,059	74,124,715
OneWater Marine, Inc. Class A (a)(b)	14,636	406,734
Overstock.com, Inc. (a)	60,216	1,127,846
PARTS iD, Inc. (a)	3,233	1,189
Penske Automotive Group, Inc. (b)	32,934	4,552,137
Petco Health & Wellness Co., Inc. (a)(b)	105,002	802,215
PetMed Express, Inc. (b)	28,936	429,121
Polished.Com, Inc. (a)(b)	119,292	54,433
Rent the Runway, Inc. Class A (a)(b)	57,663	115,903
Revolve Group, Inc. (a)(b)	54,368	827,481
RH (a)	24,537	6,011,074
Ross Stores, Inc.	453,063	46,946,388
RumbleON, Inc. Class B (a)(b)	13,309	145,334
Sally Beauty Holdings, Inc. (a)	140,419	1,581,118
Shift Technologies, Inc. Class A (a)(b)	12,762	19,909
Shoe Carnival, Inc. (b)	23,091	451,891
Signet Jewelers Ltd. (b)	59,876	3,801,527
Sleep Number Corp. (a)(b)	29,188	529,470
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	21,761	901,776
Sportsman's Warehouse Holdings, Inc. (a)	53,046	240,298
Stitch Fix, Inc. (a)(b)	94,998	341,043
The Aaron's Co., Inc.	42,060	514,814
The Buckle, Inc. (b)	39,459	1,211,786
The Cato Corp. Class A (sub. vtg.) (b)	20,968	169,002
The Children's Place, Inc. (a)(b)	16,665	250,475
The Container Store Group, Inc. (a)	52,018	127,964
The Home Depot, Inc.	1,341,405	380,221,247
The ODP Corp. (a)	53,434	2,140,566
The RealReal, Inc. (a)(b)	109,923	140,152
thredUP, Inc. (a)(b)	93,615	193,783
Tile Shop Holdings, Inc. (a)(b)	43,071	226,553
Tilly's, Inc. (a)(b)	28,099	219,172
TJX Companies, Inc.	1,520,481	116,757,736
Torrid Holdings, Inc. (a)(b)	12,770	29,116
Tractor Supply Co. (b)	145,374	30,468,937
Ulta Beauty, Inc. (a)	66,938	27,433,201
Upbound Group, Inc.	66,124	1,977,769
Urban Outfitters, Inc. (a)(b)	79,029	2,435,674
Valvoline, Inc.	226,167	8,707,430
Victoria's Secret & Co. (a)	106,438	2,173,464
Vroom, Inc. (a)(b)	159,288	127,160
Warby Parker, Inc. (a)	81,046	892,316
Wayfair LLC Class A (a)(b)	101,887	4,108,084
Williams-Sonoma, Inc. (b)	87,468	9,928,493
Winmark Corp.	3,689	1,202,577
Zumiez, Inc. (a)(b)	21,748	349,490
		1,133,651,029
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds, Inc. Class A (a)(b)	120,852	142,605
Capri Holdings Ltd. (a)	164,915	5,788,517
Carter's, Inc. (b)	50,181	3,119,753
Charles & Colvard Ltd. (a)	24,455	22,880
Columbia Sportswear Co. (b)	46,790	3,454,506
Crocs, Inc. (a)	81,179	9,114,778
Crown Crafts, Inc.	6,389	32,903
Culp, Inc. (a)	12,761	54,745
Deckers Outdoor Corp. (a)	34,653	16,460,175
Delta Apparel, Inc. (a)(b)	7,372	71,435
Forward Industries, Inc. (NY Shares) (a)(b)	3,817	3,932
Fossil Group, Inc. (a)	60,572	122,961
G-III Apparel Group Ltd. (a)	58,157	935,165
Hanesbrands, Inc. (b)	458,015	1,882,442
Jerash Holdings U.S., Inc. (b)	2,992	12,536
Kontoor Brands, Inc.	65,200	2,553,232
Lakeland Industries, Inc. (b)	9,273	101,539
Levi Strauss & Co. Class A (b)	128,075	1,694,432
lululemon athletica, Inc. (a)	152,708	50,688,366
Movado Group, Inc. (b)	21,322	542,645
NIKE, Inc. Class B	1,639,546	172,578,612
Oxford Industries, Inc. (b)	19,635	1,962,322
PLBY Group, Inc. (a)(b)	65,628	99,098
PVH Corp.	83,285	7,164,176
Ralph Lauren Corp.	53,971	5,737,657
Rocky Brands, Inc.	8,992	171,837
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	176,441	9,063,774
Steven Madden Ltd.	96,828	3,022,002
Superior Group of Companies, Inc.	14,697	127,864
Tapestry, Inc.	310,397	12,422,088
Toughbuilt Industries, Inc. (a)(b)	15,917	12,839
Under Armour, Inc.:
Class A (sub. vtg.) (a)	213,306	1,537,936
Class C (non-vtg.) (a)	291,848	1,920,360
Unifi, Inc. (a)(b)	15,719	113,334
Vera Bradley, Inc. (a)	27,694	131,547
VF Corp.	435,434	7,498,173
Vince Holding Corp. (a)	1,696	8,989
Wolverine World Wide, Inc.	105,184	1,407,362
		321,779,517
TOTAL CONSUMER DISCRETIONARY		5,574,393,514
CONSUMER STAPLES - 6.3%
Beverages - 1.6%
Alkaline Water Co., Inc. (a)(b)	7,945	14,142
Boston Beer Co., Inc. Class A (a)	12,430	4,195,125
Brown-Forman Corp.:
Class A (b)	62,858	3,950,625
Class B (non-vtg.)	251,372	15,527,248
Celsius Holdings, Inc. (a)	53,187	6,676,564
Coca-Cola Bottling Co. Consolidated	6,094	4,032,644
Constellation Brands, Inc. Class A (sub. vtg.)	213,732	51,930,464
Duckhorn Portfolio, Inc. (a)	58,612	763,714
Eastside Distilling, Inc. (a)(b)	561	2,020
Keurig Dr. Pepper, Inc.	1,118,513	34,808,125
MGP Ingredients, Inc. (b)	20,594	1,957,666
Molson Coors Beverage Co. Class B	247,604	15,314,307
Monster Beverage Corp.	1,002,737	58,780,443
National Beverage Corp. (a)(b)	30,718	1,518,084
PepsiCo, Inc.	1,812,268	330,467,070
Splash Beverage Group, Inc. (a)	35,944	36,303
The Coca-Cola Co.	5,121,335	305,538,846
The Vita Coco Co., Inc. (a)	31,921	851,652
Vintage Wine Estates, Inc. (a)(b)	45,667	51,604
Willamette Valley Vineyards, Inc. (a)	4,326	25,567
Zevia PBC (a)(b)	52,759	191,515
		836,633,728
Consumer Staples Distribution & Retail - 1.7%
Albertsons Companies, Inc.	210,044	4,276,496
Andersons, Inc.	41,058	1,601,673
BJ's Wholesale Club Holdings, Inc. (a)	176,742	11,072,886
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	17,555	9
warrants 11/4/28 (a)	17,555	3
warrants 11/4/28 (a)	17,555	1
Class A (a)(b)	33,666	19,048
Casey's General Stores, Inc.	49,097	11,078,738
Chefs' Warehouse Holdings (a)	45,497	1,415,412
Costco Wholesale Corp.	583,994	298,747,971
Dollar General Corp.	294,269	59,174,553
Dollar Tree, Inc. (a)	273,668	36,912,340
Grocery Outlet Holding Corp. (a)(b)	117,760	3,382,067
HF Foods Group, Inc. (a)	42,908	154,469
Ingles Markets, Inc. Class A	19,377	1,555,392
Kroger Co.	857,373	38,864,718
MedAvail Holdings, Inc. (a)(b)	23,081	5,565
Natural Grocers by Vitamin Cottage, Inc.	11,428	126,279
Performance Food Group Co. (a)	205,112	11,340,642
PriceSmart, Inc.	33,648	2,438,807
Rite Aid Corp. (a)(b)	71,598	128,160
SpartanNash Co.	48,155	1,102,750
Sprouts Farmers Market LLC (a)	139,461	4,819,772
Sysco Corp.	667,921	46,721,074
Target Corp.	605,699	79,304,170
U.S. Foods Holding Corp. (a)	288,314	11,469,131
United Natural Foods, Inc. (a)	79,421	2,121,335
Village Super Market, Inc. Class A (b)	8,611	178,721
Walgreens Boots Alliance, Inc.	942,992	28,638,667
Walmart, Inc.	1,845,640	271,069,147
Weis Markets, Inc.	21,923	1,305,295
		929,025,291
Food Products - 1.1%
Alico, Inc. (b)	6,646	153,855
AppHarvest, Inc. (a)(b)	90,982	41,852
Arcadia Biosciences, Inc. (a)	697	3,199
Archer Daniels Midland Co.	720,224	50,883,826
B&G Foods, Inc. Class A (b)	96,430	1,235,268
Barfresh Food Group, Inc. (a)(b)	3,086	3,765
Benson Hill, Inc. (a)	160,400	190,876
Better Choice Co., Inc. (a)(b)	24,615	7,138
Beyond Meat, Inc. (a)(b)	80,708	819,186
Blue Star Foods Corp. (a)	10,512	1,032
BRC, Inc. Class A (a)(b)	46,723	251,837
Bridgford Foods Corp. (a)	1,670	19,906
Bunge Ltd.	197,230	18,271,387
Cal-Maine Foods, Inc.	50,131	2,383,729
Calavo Growers, Inc. (b)	23,515	760,240
Campbell Soup Co. (b)	264,602	13,375,631
Coffee Holding Co., Inc. (a)	4,336	6,374
Conagra Brands, Inc.	627,167	21,869,313
Darling Ingredients, Inc. (a)	211,109	13,380,088
Farmer Brothers Co. (a)	25,069	44,623
Flowers Foods, Inc.	253,283	6,327,009
Fresh Del Monte Produce, Inc.	40,310	1,062,572
Freshpet, Inc. (a)(b)	63,676	3,805,278
General Mills, Inc.	776,269	65,330,799
Hormel Foods Corp.	382,243	14,620,795
Hostess Brands, Inc. Class A (a)	177,729	4,421,898
Ingredion, Inc.	86,467	9,044,448
J&J Snack Foods Corp.	20,032	3,083,926
John B. Sanfilippo & Son, Inc.	11,646	1,353,615
Kellogg Co.	336,949	22,498,085
Laird Superfood, Inc. (a)	7,014	4,559
Lamb Weston Holdings, Inc.	188,966	21,013,019
Lancaster Colony Corp.	26,158	5,142,140
Lifecore Biomedical (a)(b)	30,882	252,924
Lifeway Foods, Inc. (a)	5,106	30,636
Limoneira Co.	18,863	303,317
Local Bounti Corp. (a)(b)	60,332	26,546
MamaMancini's Holdings, Inc. (a)	22,777	56,943
McCormick & Co., Inc. (non-vtg.)	330,251	28,312,418
Mission Produce, Inc. (a)	53,822	656,628
Mondelez International, Inc.	1,793,521	131,662,377
Nuzee, Inc. (a)	836	8,611
Pilgrim's Pride Corp. (a)	60,684	1,347,185
Post Holdings, Inc. (a)	70,678	6,004,803
RiceBran Technologies (a)(b)	4,707	3,907
Rocky Mountain Chocolate Factory, Inc. (a)	4,008	20,561
S&W Seed Co. (a)(b)	20,820	22,069
Seaboard Corp.	338	1,284,207
Seneca Foods Corp. Class A (a)	7,840	362,522
Sovos Brands, Inc. (a)	64,616	1,227,058
Stryve Foods, Inc. (a)(b)	15,443	11,468
Tattooed Chef, Inc. (a)(b)	58,496	31,951
The Hain Celestial Group, Inc. (a)	119,293	1,456,568
The Hershey Co.	193,276	50,193,777
The J.M. Smucker Co.	140,265	20,561,446
The Kraft Heinz Co.	1,048,721	40,082,117
The Real Good Food Co., Inc. (a)	7,712	27,223
The Simply Good Foods Co. (a)	112,006	4,053,497
Tootsie Roll Industries, Inc.	25,027	977,805
TreeHouse Foods, Inc. (a)	67,171	3,180,547
Tyson Foods, Inc. Class A	376,019	19,041,602
Utz Brands, Inc. Class A (b)	87,124	1,433,190
Vital Farms, Inc. (a)	36,521	529,189
Westrock Coffee Holdings (a)	18,939	208,992
Whole Earth Brands, Inc. Class A (a)(b)	46,016	132,986
		594,916,338
Household Products - 1.2%
Central Garden & Pet Co. (a)	63,817	2,316,557
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,657	56,918
Church & Dwight Co., Inc.	321,142	29,689,578
Colgate-Palmolive Co.	1,098,438	81,701,818
Energizer Holdings, Inc.	86,708	2,826,681
Kimberly-Clark Corp.	443,372	59,535,992
Oil-Dri Corp. of America	6,394	242,780
Procter & Gamble Co.	3,104,752	442,427,160
Reynolds Consumer Products, Inc.	78,101	2,143,091
Spectrum Brands Holdings, Inc.	53,989	3,898,546
The Clorox Co.	162,497	25,703,775
WD-40 Co. (b)	17,958	3,405,735
		653,948,631
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	175,934	6,442,703
Coty, Inc. Class A (a)	482,069	5,225,628
Cyanotech Corp. (a)	678	678
Edgewell Personal Care Co. (b)	68,340	2,661,843
elf Beauty, Inc. (a)	66,651	6,933,037
Estee Lauder Companies, Inc. Class A	304,915	56,113,507
Guardion Health Sciences, Inc. (a)(b)	375	2,254
Herbalife Ltd. (a)	129,172	1,529,396
Inter Parfums, Inc.	23,576	2,961,146
Jupiter Wellness, Inc. (a)(b)	27,726	10,131
LifeVantage Corp.	14,249	66,400
Mannatech, Inc.	1,317	16,489
MediFast, Inc. (b)	14,250	1,121,475
Natural Alternatives International, Inc. (a)	5,740	43,165
Natural Health Trends Corp. (b)	7,985	43,918
Nature's Sunshine Products, Inc. (a)	16,430	183,687
Nu Skin Enterprises, Inc. Class A (b)	65,598	2,186,381
Olaplex Holdings, Inc. (a)	110,809	350,156
The Beauty Health Co. (a)(b)	122,941	988,446
The Honest Co., Inc. (a)	74,839	110,013
Thorne HealthTech, Inc. (a)	15,865	70,123
United-Guardian, Inc.	2,834	24,429
Upexi, Inc. (a)	10,874	33,709
USANA Health Sciences, Inc. (a)	14,959	907,563
Veru, Inc. (a)(b)	65,106	64,455
		88,090,732
Tobacco - 0.5%
22nd Century Group, Inc. (a)(b)	266,297	165,344
Altria Group, Inc.	2,349,802	104,378,205
Philip Morris International, Inc.	2,040,416	183,657,844
Turning Point Brands, Inc.	19,062	399,158
Universal Corp.	33,229	1,712,955
Vector Group Ltd.	175,850	2,059,204
		292,372,710
TOTAL CONSUMER STAPLES		3,394,987,430
ENERGY - 4.2%
Energy Equipment & Services - 0.4%
Archrock, Inc. (b)	178,087	1,602,783
Baker Hughes Co. Class A	1,324,571	36,094,560
Bristow Group, Inc. (a)	31,479	769,662
Cactus, Inc. (b)	84,601	2,671,700
Championx Corp.	261,914	6,615,948
Core Laboratories, Inc. (b)	61,984	1,355,590
Diamond Offshore Drilling, Inc. (a)	134,828	1,476,367
DMC Global, Inc. (a)	24,436	396,352
Dril-Quip, Inc. (a)	45,381	1,014,265
Energy Services of America Corp.	8,604	15,831
ENGlobal Corp. (a)(b)	30,612	12,979
Enservco Corp. (a)(b)	13,463	4,793
Expro Group Holdings NV (a)	91,377	1,515,944
Forum Energy Technologies, Inc. (a)	5,455	116,355
Geospace Technologies Corp. (a)	15,456	127,512
Gulf Island Fabrication, Inc. (a)	14,418	46,714
Halliburton Co.	1,189,870	34,089,776
Helix Energy Solutions Group, Inc. (a)	184,423	1,158,176
Helmerich & Payne, Inc. (b)	137,526	4,246,803
Independence Contract Drilling, Inc. (a)(b)	12,653	34,290
KLX Energy Services Holdings, Inc. (a)(b)	13,850	109,969
Liberty Oilfield Services, Inc. Class A	196,575	2,307,791
Mammoth Energy Services, Inc. (a)	23,413	82,882
MIND Technology, Inc. (a)	11,948	7,527
Nabors Industries Ltd. (a)	11,584	969,581
Natural Gas Services Group, Inc. (a)	13,342	134,754
NCS Multistage Holdings, Inc. (a)	895	14,991
Newpark Resources, Inc. (a)	104,173	360,439
Nextier Oilfield Solutions, Inc. (a)	208,947	1,575,460
Nine Energy Service, Inc. (a)(b)	15,286	45,858
Noble Corp. PLC (a)	129,248	4,877,820
NOV, Inc.	517,101	7,275,611
Oceaneering International, Inc. (a)	132,674	2,031,239
Oil States International, Inc. (a)	86,539	550,388
Patterson-UTI Energy, Inc. (b)	286,124	2,786,848
Profire Energy, Inc. (a)	26,827	32,729
ProFrac Holding Corp. (b)	43,392	486,858
ProPetro Holding Corp. (a)	129,121	861,237
Ranger Energy Services, Inc. Class A (a)	18,685	207,964
RPC, Inc.	109,343	727,131
Schlumberger Ltd.	1,869,408	80,066,745
SEACOR Marine Holdings, Inc. (a)	34,476	276,842
Select Water Solutions, Inc. Class A	111,995	813,084
Smart Sand, Inc. (a)	31,127	46,068
Solaris Oilfield Infrastructure, Inc. Class A (b)	47,319	346,848
Superior Drilling Products, Inc. (a)	12,552	12,803
TechnipFMC PLC (a)	587,057	7,713,929
TETRA Technologies, Inc. (a)	157,649	409,887
Tidewater, Inc. (a)	66,718	2,989,634
Transocean Ltd. (United States) (a)(b)	875,073	5,005,418
U.S. Silica Holdings, Inc. (a)	100,215	1,135,436
Valaris Ltd. (a)	79,418	4,584,801
Weatherford International PLC (a)	84,866	4,789,837
		227,004,809
Oil, Gas & Consumable Fuels - 3.8%
Adams Resources & Energy, Inc.	1,957	67,927
Aemetis, Inc. (a)(b)	40,140	191,468
American Resources Corp. (a)(b)	66,786	94,836
Amplify Energy Corp. (a)(b)	46,656	317,261
Antero Midstream GP LP (b)	442,354	4,516,434
Antero Resources Corp. (a)	363,323	7,415,422
APA Corp.	422,732	13,434,423
Arch Resources, Inc.	23,715	2,450,945
Barnwell Industries, Inc.	6,293	17,369
Battalion Oil Corp. (a)(b)	4,403	27,078
Berry Corp.	84,769	534,045
Bitnile Metaverse, Inc. (a)	743	869
California Resources Corp.	96,556	3,624,712
Callon Petroleum Co. (a)	67,092	2,055,028
Camber Energy, Inc. (a)(b)	10,340	11,064
Centrus Energy Corp. Class A (a)	15,319	451,757
Cheniere Energy, Inc.	327,299	45,746,581
Chesapeake Energy Corp.	140,561	10,577,215
Chevron Corp.	2,341,337	352,652,179
Chord Energy Corp.	54,673	7,820,426
Civitas Resources, Inc.	68,540	4,578,472
Clean Energy Fuels Corp. (a)(b)	228,027	916,669
CNX Resources Corp. (a)	222,934	3,444,330
Comstock Mining, Inc. (a)	77,218	47,389
Comstock Resources, Inc. (b)	119,912	1,117,580
ConocoPhillips Co.	1,611,099	159,982,131
CONSOL Energy, Inc.	43,037	2,322,277
Coterra Energy, Inc.	1,038,291	24,140,266
Crescent Energy, Inc. Class A (b)	52,347	492,585
CVR Energy, Inc. (b)	37,491	877,664
Delek U.S. Holdings, Inc.	91,919	2,024,056
Denbury, Inc. (a)	65,471	5,903,520
Devon Energy Corp.	860,263	39,658,124
Diamondback Energy, Inc.	241,871	30,753,898
Dorian LPG Ltd.	41,339	954,104
DT Midstream, Inc.	127,452	5,793,968
Earthstone Energy, Inc. (a)(b)	49,122	589,955
Empire Petroleum Corp. (a)(b)	13,507	127,776
Enviva, Inc. (b)	42,503	373,176
EOG Resources, Inc.	773,114	82,947,401
Epsilon Energy Ltd.	27,585	135,442
EQT Corp.	482,927	16,791,372
Equitrans Midstream Corp.	570,804	4,868,958
Evolution Petroleum Corp.	43,217	338,821
Excelerate Energy, Inc. (b)	23,710	440,058
Exxon Mobil Corp.	5,420,004	553,816,009
Gevo, Inc. (a)(b)	325,504	419,900
Granite Ridge Resources, Inc.	18,320	104,424
Green Plains, Inc. (a)(b)	78,168	2,266,872
Gulfport Energy Corp. (a)(b)	14,999	1,455,203
Hallador Energy Co. (a)(b)	33,410	260,264
Hess Corp.	365,466	46,293,578
HF Sinclair Corp.	176,854	7,328,830
HighPeak Energy, Inc. (b)	17,986	221,947
Houston American Energy Corp. (a)(b)	10,935	24,494
International Seaways, Inc. (b)	53,173	1,916,887
Kinder Morgan, Inc.	2,602,253	41,922,296
Kinetik Holdings, Inc. (b)	29,449	957,976
Kosmos Energy Ltd. (a)	605,155	3,606,724
Lightbridge Corp. (a)(b)	14,365	62,631
Magnolia Oil & Gas Corp. Class A	220,117	4,254,862
Marathon Oil Corp.	834,868	18,500,675
Marathon Petroleum Corp.	597,294	62,662,114
Matador Resources Co.	147,890	6,502,723
Mexco Energy Corp.	1,824	20,046
Murphy Oil Corp.	192,098	6,685,010
NACCO Industries, Inc. Class A	5,526	173,793
New Concept Energy, Inc. (a)	3,775	3,435
New Fortress Energy, Inc.	63,759	1,674,949
Nextdecade Corp. (a)(b)	78,786	437,262
Northern Oil & Gas, Inc.	105,791	3,164,209
Occidental Petroleum Corp.	956,702	55,163,437
ONEOK, Inc.	587,877	33,309,111
OPAL Fuels, Inc. (a)	9,637	61,580
Overseas Shipholding Group, Inc. (a)	92,106	335,266
Ovintiv, Inc.	322,889	10,677,939
Par Pacific Holdings, Inc. (a)	72,288	1,541,180
PBF Energy, Inc. Class A	150,224	5,529,745
PDC Energy, Inc.	121,195	8,316,401
Peabody Energy Corp. (b)	153,076	2,779,860
Pedevco Corp. (a)	29,898	25,114
Permian Resource Corp. Class A (b)	310,796	2,899,727
Phillips 66 Co.	613,125	56,168,381
Phx Minerals, Inc. Class A (b)	39,245	111,848
Pioneer Natural Resources Co.	312,789	62,382,638
PrimeEnergy Corp. (a)	710	64,965
Range Resources Corp.	317,904	8,701,032
Ranger Oil Corp.	24,866	913,826
Rex American Resources Corp. (a)	20,608	678,828
Riley Exploration Permian, Inc. (b)	5,638	188,704
Ring Energy, Inc. (a)(b)	128,502	218,453
SandRidge Energy, Inc.	41,431	558,076
SilverBow Resources, Inc. (a)	17,696	422,580
Sitio Royalties Corp.	98,995	2,522,393
SM Energy Co.	161,580	4,247,938
Southwestern Energy Co. (a)	1,448,512	6,909,402
Stabilis Solutions, Inc. (a)	3,281	12,074
Talos Energy, Inc. (a)	86,297	1,062,316
Targa Resources Corp.	297,883	20,270,938
Tellurian, Inc. (a)(b)	691,399	836,593
Texas Pacific Land Corp. (b)	8,125	10,592,563
The Williams Companies, Inc.	1,603,187	45,947,339
U.S. Energy Corp.	12,195	17,317
Uranium Energy Corp. (a)(b)	482,130	1,248,717
VAALCO Energy, Inc. (b)	137,909	532,329
Valero Energy Corp.	507,265	54,297,646
Vertex Energy, Inc. (a)(b)	79,887	516,869
Vital Energy, Inc. (a)(b)	21,869	907,345
Vitesse Energy, Inc. (b)	28,599	660,351
W&T Offshore, Inc. (a)(b)	125,602	486,080
World Fuel Services Corp.	81,922	1,873,556
		2,010,354,601
TOTAL ENERGY		2,237,359,410
FINANCIALS - 12.9%
Financial Services - 0.1%
Alerus Financial Corp.	23,428	390,545
Apollo Global Management, Inc.	572,763	38,289,207
Corebridge Financial, Inc.	101,280	1,683,274
Equitable Holdings, Inc.	452,371	11,101,184
Jackson Financial, Inc. (b)	77,167	2,137,526
Voya Financial, Inc.	127,472	8,642,602
		62,244,338
Banks - 3.2%
1895 Bancorp of Wisconsin, Inc. (a)(b)	4,531	30,176
1st Source Corp.	22,197	912,963
ACNB Corp.	10,652	313,701
Affinity Bancshares, Inc. (a)	5,814	69,419
Amalgamated Financial Corp.	24,815	352,869
Amerant Bancorp, Inc. Class A	34,171	603,118
American National Bankshares, Inc.	13,191	378,977
Ameris Bancorp	86,850	2,740,986
AmeriServ Financial, Inc.	17,254	48,484
Ames National Corp. (b)	10,594	194,082
Arrow Financial Corp.	20,647	376,601
Associated Banc-Corp.	198,309	2,936,956
Atlantic Union Bankshares Corp.	98,774	2,524,663
Auburn National Bancorp., Inc.	2,294	50,468
Axos Financial, Inc. (a)	70,391	2,662,188
Banc of California, Inc.	74,994	801,686
BancFirst Corp.	22,921	1,938,429
Bancorp, Inc., Delaware (a)	73,566	2,270,247
Bank First National Corp. (b)	9,271	705,709
Bank of America Corp.	9,184,097	255,226,056
Bank of Hawaii Corp. (b)	52,630	2,060,465
Bank of Marin Bancorp	18,532	299,662
Bank of South Carolina Corp.	1,655	22,607
Bank of the James Financial Group, Inc.	6,254	56,286
Bank OZK (b)	144,644	5,001,790
Bank7 Corp.	4,646	105,929
BankFinancial Corp.	15,633	115,684
BankUnited, Inc.	99,018	1,873,421
Bankwell Financial Group, Inc.	7,914	180,835
Banner Corp.	44,669	1,932,828
Bar Harbor Bankshares	18,925	447,198
BayCom Corp.	15,106	244,868
BayFirst Financial Corp. (b)	2,789	39,576
BCB Bancorp, Inc.	18,340	194,587
Berkshire Hills Bancorp, Inc.	59,171	1,210,047
Blue Foundry Bancorp (a)	31,459	292,569
Blue Ridge Bankshares, Inc.	18,384	159,757
Bogota Financial Corp. (a)	4,290	33,891
BOK Financial Corp.	38,130	3,100,732
Bridgewater Bancshares, Inc. (a)	25,177	216,774
Broadway Financial Corp. (a)	41,022	38,155
Brookline Bancorp, Inc., Delaware	117,512	965,949
Business First Bancshares, Inc.	32,882	479,091
Byline Bancorp, Inc.	27,886	494,140
C & F Financial Corp.	4,094	207,771
Cadence Bank	241,418	4,335,867
California Bancorp, Inc. (a)	8,230	119,335
Cambridge Bancorp	10,957	553,767
Camden National Corp.	18,251	538,587
Capital Bancorp, Inc.	11,676	198,375
Capital City Bank Group, Inc.	16,536	497,238
Capitol Federal Financial, Inc.	171,626	1,026,323
Capstar Financial Holdings, Inc.	22,198	267,486
Carter Bankshares, Inc. (a)	29,686	418,573
Carver Bancorp, Inc. (a)	2,863	10,049
Catalyst Bancorp, Inc. (a)(b)	16,544	171,396
Cathay General Bancorp	96,710	2,827,800
CB Financial Services, Inc.	5,317	102,778
Central Pacific Financial Corp.	37,639	549,906
Central Valley Community Bancorp	11,846	170,938
Cf Bankshares, Inc.	1,500	23,415
CFSB Bancorp, Inc. (a)(b)	534	3,984
Chemung Financial Corp.	4,193	148,432
ChoiceOne Financial Services, Inc.	8,759	182,625
Citigroup, Inc.	2,548,103	112,931,925
Citizens & Northern Corp.	19,540	374,777
Citizens Community Bancorp, Inc.	10,544	89,729
Citizens Financial Group, Inc.	646,814	16,674,865
Citizens Financial Services, Inc. (b)	8,734	656,098
Citizens Holding Co. (b)	5,779	71,949
City Holding Co.	19,596	1,688,979
Civista Bancshares, Inc.	18,648	279,347
CNB Financial Corp., Pennsylvania	24,109	400,450
Coastal Financial Corp. of Washington (a)	15,313	523,858
Codorus Valley Bancorp, Inc.	11,537	205,128
Colony Bankcorp, Inc.	18,781	174,663
Columbia Banking Systems, Inc.	274,678	5,501,800
Columbia Financial, Inc. (a)(b)	45,527	735,261
Comerica, Inc.	172,138	6,214,182
Commerce Bancshares, Inc.	149,883	7,186,890
Community Bank System, Inc.	71,588	3,539,311
Community Financial Corp.	6,271	164,112
Community Trust Bancorp, Inc.	18,861	635,616
Community West Bancshares (b)	8,703	95,472
ConnectOne Bancorp, Inc.	47,789	648,975
CrossFirst Bankshares, Inc. (a)	52,945	510,390
Cullen/Frost Bankers, Inc.	84,846	8,501,569
Cullman Bancorp, Inc.	14,149	150,970
Customers Bancorp, Inc. (a)	39,377	906,459
CVB Financial Corp.	176,001	2,113,772
Dime Community Bancshares, Inc.	43,013	696,811
Eagle Bancorp Montana, Inc.	7,389	92,510
Eagle Bancorp, Inc.	41,777	832,616
East West Bancorp, Inc.	185,244	8,863,925
Eastern Bankshares, Inc.	214,394	2,326,175
ECB Bancorp, Inc. (a)	11,945	144,176
Enterprise Bancorp, Inc.	11,502	305,723
Enterprise Financial Services Corp.	48,796	1,982,094
Equity Bancshares, Inc.	17,139	382,885
Esquire Financial Holdings, Inc.	8,624	365,054
ESSA Bancorp, Inc.	10,091	148,136
Evans Bancorp, Inc.	6,606	156,760
Farmers & Merchants Bancorp, Inc. (b)	16,994	338,011
Farmers National Banc Corp.	46,101	543,070
FB Financial Corp.	47,204	1,258,459
Fidelity D & D Bancorp, Inc.	5,625	212,597
Fifth Third Bancorp	898,249	21,800,503
Financial Institutions, Inc.	19,059	299,417
Finward Bancorp (b)	4,224	92,168
FinWise BanCorp (a)(b)	12,565	98,384
First Bancorp, North Carolina	61,032	1,837,063
First Bancorp, Puerto Rico	242,047	2,701,245
First Bancshares, Inc.	38,789	1,010,066
First Bank Hamilton New Jersey	19,313	198,151
First Busey Corp.	68,032	1,272,198
First Business Finance Services, Inc.	9,095	243,473
First Capital, Inc. (b)	3,733	92,280
First Citizens Bancshares, Inc.	15,617	19,477,522
First Commonwealth Financial Corp.	135,946	1,719,717
First Community Bankshares, Inc.	17,689	471,589
First Community Corp.	8,018	133,901
First Financial Bancorp, Ohio	126,745	2,403,085
First Financial Bankshares, Inc. (b)	172,249	4,461,249
First Financial Corp., Indiana	13,520	438,589
First Financial Northwest, Inc.	9,165	93,025
First Foundation, Inc.	69,809	270,859
First Guaranty Bancshares, Inc. (b)	7,017	92,624
First Hawaiian, Inc.	168,727	2,782,308
First Horizon National Corp.	705,814	7,276,942
First Internet Bancorp	10,758	132,108
First Interstate Bancsystem, Inc.	119,264	2,629,771
First Merchants Corp.	78,663	2,080,636
First Mid-Illinois Bancshares, Inc.	23,645	567,244
First National Corp. (b)	3,489	53,033
First Northwest Bancorp	11,907	133,597
First of Long Island Corp.	26,802	273,648
First Savings Financial Group, Inc.	6,470	81,522
First Seacoast Bancorp, Inc. (a)(b)	462	3,645
First U.S. Bancshares, Inc.	8,570	62,218
First United Corp.	7,415	96,543
First Western Financial, Inc. (a)	9,081	154,559
Five Star Bancorp	13,849	264,793
Flushing Financial Corp.	40,258	469,006
FNB Corp., Pennsylvania	473,322	5,201,809
FNCB Bancorp, Inc.	16,857	94,062
Franklin Financial Services Corp.	5,128	133,072
FS Bancorp, Inc.	8,438	239,639
Fulton Financial Corp.	222,177	2,479,495
FVCBankcorp, Inc. (a)	17,132	175,089
German American Bancorp, Inc.	36,022	994,207
Glacier Bancorp, Inc.	146,864	4,232,620
Great Southern Bancorp, Inc.	11,681	568,047
Greene County Bancorp, Inc.	8,320	222,560
Guaranty Bancshares, Inc. Texas	10,776	260,133
Hancock Whitney Corp.	113,175	4,134,283
Hanmi Financial Corp.	42,754	615,658
Hanover Bancorp, Inc. (b)	1,508	26,661
HarborOne Bancorp, Inc.	54,104	443,653
Hawthorn Bancshares, Inc.	7,250	130,500
HBT Financial, Inc.	17,034	299,798
Heartland Financial U.S.A., Inc.	51,187	1,412,249
Heritage Commerce Corp.	80,463	585,771
Heritage Financial Corp., Washington	48,312	789,901
Hilltop Holdings, Inc.	60,718	1,792,395
Hingham Institution for Savings	1,864	359,416
HMN Financial, Inc.	7,447	135,014
Home Bancorp, Inc.	8,912	274,400
Home Bancshares, Inc.	249,607	5,359,062
Home Federal Bancorp, Inc.	750	10,245
HomeStreet, Inc. (b)	24,843	130,177
HomeTrust Bancshares, Inc.	18,266	357,831
Hope Bancorp, Inc.	154,713	1,240,798
Horizon Bancorp, Inc. Indiana	52,361	465,489
Huntington Bancshares, Inc.	1,896,139	19,549,193
HV Bancorp, Inc. (a)(b)	626	18,536
IF Bancorp, Inc. (b)	10,868	152,152
Independent Bank Corp.	61,271	2,704,502
Independent Bank Corp.	26,547	434,043
Independent Bank Group, Inc.	47,776	1,594,285
International Bancshares Corp.	69,967	2,988,990
Investar Holding Corp.	10,422	114,642
John Marshall Bankcorp, Inc.	14,535	296,223
JPMorgan Chase & Co.	3,860,509	523,909,676
Kearny Financial Corp.	90,452	617,787
Kentucky First Federal Bancorp	1,347	7,893
KeyCorp	1,226,614	11,456,575
Lakeland Bancorp, Inc.	122,689	1,596,184
Lakeland Financial Corp.	33,916	1,703,601
Landmark Bancorp, Inc.	4,000	82,200
LCNB Corp.	15,550	211,325
LINKBANCORP, Inc. (b)	11,888	58,251
Live Oak Bancshares, Inc. (b)	43,087	932,403
Luther Burbank Corp.	15,778	135,691
M&T Bank Corp.	222,783	26,546,822
Macatawa Bank Corp.	31,806	277,348
Magyar Bancorp, Inc.	2,799	28,326
Mainstreet Bancshares, Inc.	7,340	154,654
Malvern Bancorp, Inc. (a)	7,709	116,791
Mercantile Bank Corp.	18,173	473,043
Meridian Corp.	11,660	112,402
Metrocity Bankshares, Inc.	22,919	376,559
Metropolitan Bank Holding Corp. (a)	14,590	412,897
Mid Penn Bancorp, Inc.	16,248	360,381
Middlefield Banc Corp.	9,961	251,316
Midland States Bancorp, Inc.	29,198	564,689
MidWestOne Financial Group, Inc.	17,818	336,404
MVB Financial Corp.	14,064	249,777
National Bank Holdings Corp.	49,475	1,480,787
National Bankshares, Inc.	7,104	193,016
NBT Bancorp, Inc.	56,188	1,885,107
New York Community Bancorp, Inc.	945,667	9,721,457
Nicolet Bankshares, Inc.	18,299	1,135,819
Northeast Bank	8,173	292,920
Northeast Community Bancorp, Inc.	19,724	262,526
Northfield Bancorp, Inc.	52,779	539,929
Northrim Bancorp, Inc.	6,797	257,674
Northwest Bancshares, Inc.	170,084	1,787,583
Norwood Financial Corp.	9,016	217,466
NSTS Bancorp, Inc. (a)(b)	2,864	25,146
Oak Valley Bancorp Oakdale California	8,227	189,961
OceanFirst Financial Corp.	80,423	1,142,007
OFG Bancorp	68,972	1,673,261
Ohio Valley Banc Corp.	4,796	115,104
Old National Bancorp, Indiana	386,100	4,795,362
Old Point Financial Corp.	6,643	106,089
Old Second Bancorp, Inc.	53,728	636,140
OP Bancorp	14,608	114,527
Orange County Bancorp, Inc.	6,464	207,494
Origin Bancorp, Inc.	38,931	1,107,587
Orrstown Financial Services, Inc.	13,399	242,522
Pacific Premier Bancorp, Inc.	124,856	2,351,038
PacWest Bancorp	151,154	974,943
Park National Corp. (b)	19,472	1,922,860
Parke Bancorp, Inc.	12,473	200,316
Partners Bancorp	14,005	75,907
Pathfinder Bancorp, Inc. (b)	5,112	66,814
Pathward Financial, Inc.	36,448	1,601,525
Patriot National Bancorp, Inc. (a)(b)	3,407	24,053
PCB Bancorp	15,116	212,984
Peapack-Gladstone Financial Corp.	19,573	516,531
Penns Woods Bancorp, Inc.	8,036	193,105
Peoples Bancorp of North Carolina	5,579	96,070
Peoples Bancorp, Inc.	41,236	1,058,528
Peoples Financial Services Corp.	8,996	356,062
Pinnacle Financial Partners, Inc.	100,803	4,904,066
Pioneer Bancorp, Inc. (a)	11,061	94,461
Plumas Bancorp	6,168	203,112
PNC Financial Services Group, Inc.	527,510	61,101,483
Ponce Financial Group, Inc. (a)	29,919	226,786
Popular, Inc.	94,305	5,392,360
Preferred Bank, Los Angeles	17,804	821,120
Premier Financial Corp.	49,022	683,367
Primis Financial Corp.	24,521	180,720
Princeton Bancorp, Inc.	6,141	151,621
Prosperity Bancshares, Inc.	120,140	6,869,605
Provident Bancorp, Inc.	19,395	147,596
Provident Financial Holdings, Inc. (b)	6,929	82,039
Provident Financial Services, Inc.	101,061	1,604,849
QCR Holdings, Inc.	21,732	834,943
RBB Bancorp	18,395	192,044
Red River Bancshares, Inc.	5,924	290,987
Regions Financial Corp.	1,227,110	21,192,190
Renasant Corp.	73,548	1,921,074
Republic Bancorp, Inc., Kentucky Class A	11,971	504,458
Republic First Bancorp, Inc. (a)(b)	57,208	75,515
Rhinebeck Bancorp, Inc. (a)	764	5,165
Richmond Mutual Bancorp., Inc.	15,290	171,860
Riverview Bancorp, Inc.	23,339	109,227
S&T Bancorp, Inc.	51,521	1,381,793
Salisbury Bancorp, Inc. (b)	6,425	156,128
Sandy Spring Bancorp, Inc.	59,289	1,241,512
SB Financial Group, Inc.	8,546	106,996
Seacoast Banking Corp., Florida (b)	109,638	2,267,314
ServisFirst Bancshares, Inc.	65,266	2,630,220
Shore Bancshares, Inc.	21,474	241,797
Sierra Bancorp	16,465	263,275
Simmons First National Corp. Class A	170,262	2,770,163
SmartFinancial, Inc.	19,370	408,707
Sound Financial Bancorp, Inc.	3,078	111,485
South Plains Financial, Inc.	15,643	346,649
Southern First Bancshares, Inc. (a)	9,217	211,714
Southern Missouri Bancorp, Inc.	12,943	480,832
Southern States Bancshares, Inc.	8,974	179,480
Southside Bancshares, Inc. (b)	39,013	1,033,845
Southstate Corp.	99,555	6,224,179
Stellar Bancorp, Inc.	59,973	1,394,972
Sterling Bancorp, Inc. (a)	26,190	130,688
Stock Yards Bancorp, Inc.	39,728	1,664,603
Summit Financial Group, Inc.	12,881	245,512
Summit State Bank	4,908	72,737
Synovus Financial Corp.	191,072	5,176,140
TC Bancshares, Inc.	8,808	118,996
Territorial Bancorp, Inc.	10,885	116,905
Texas Capital Bancshares, Inc. (a)	63,596	3,008,091
Texas Community Bancshares, Inc.	238	2,797
The First Bancorp, Inc.	10,950	259,515
Third Coast Bancshares, Inc. (a)	15,298	247,675
Timberland Bancorp, Inc./Washington	9,202	216,799
Tompkins Financial Corp.	15,736	822,993
TowneBank	88,440	2,055,346
Trico Bancshares	43,753	1,424,598
Triumph Bancorp, Inc. (a)	29,901	1,552,460
Truist Financial Corp.	1,746,139	53,204,855
Trustco Bank Corp., New York	26,612	735,290
Trustmark Corp.	82,959	1,732,184
U.S. Bancorp	1,833,245	54,814,026
UMB Financial Corp.	57,489	3,256,177
Union Bankshares, Inc.	4,955	108,069
United Bancorp, Inc.	8,035	89,189
United Bankshares, Inc., West Virginia (b)	177,546	5,223,403
United Community Bank, Inc.	153,088	3,461,320
United Security Bancshares, California	13,325	83,281
Unity Bancorp, Inc.	7,207	163,959
Univest Corp. of Pennsylvania	41,209	730,636
USCB Financial Holdings, Inc. (a)	13,929	138,176
Valley National Bancorp	557,505	4,114,387
Veritex Holdings, Inc.	71,065	1,227,293
Village Bank & Trust Financial Corp.	88	3,510
Virginia National Bankshares C	5,789	164,523
Washington Federal, Inc.	85,986	2,236,496
Washington Trust Bancorp, Inc.	23,264	592,301
Webster Financial Corp.	229,163	8,146,745
Wells Fargo & Co.	5,014,577	199,630,310
WesBanco, Inc.	78,762	1,901,315
West Bancorp., Inc.	18,767	315,286
Westamerica Bancorp.	35,224	1,332,524
Western Alliance Bancorp. (b)	143,204	4,854,616
Western New England Bancorp, Inc.	26,305	148,886
William Penn Bancorp, Inc. (b)	15,182	149,391
Wintrust Financial Corp.	79,933	5,081,341
WSFS Financial Corp.	82,083	2,744,856
Zions Bancorp NA	196,655	5,366,715
		1,750,801,933
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	49,200	6,843,228
Alti Global, Inc. Class A (a)(b)	31,772	138,208
Ameriprise Financial, Inc.	138,515	41,342,572
Ares Management Corp.	205,635	17,908,752
Artisan Partners Asset Management, Inc.	90,059	2,881,888
Ashford, Inc. (a)	2,670	26,139
Assetmark Financial Holdings, Inc. (a)	27,483	771,723
Associated Capital Group, Inc.	3,636	134,387
Avantax, Inc. (a)	53,009	1,121,670
B. Riley Financial, Inc. (b)	21,477	777,038
Bakkt Holdings, Inc. Class A (a)(b)	81,492	115,719
Bank of New York Mellon Corp.	967,738	38,903,068
BGC Partners, Inc. Class A	429,234	1,746,982
BlackRock, Inc. Class A	197,058	129,575,488
Blackstone, Inc.	934,995	80,072,972
Blue Owl Capital, Inc. Class A (b)	470,569	4,823,332
Bridge Investment Group Holdings, Inc.	39,609	385,792
BrightSphere Investment Group, Inc.	42,783	919,407
Carlyle Group LP (b)	287,246	7,873,413
Cboe Global Markets, Inc.	139,657	18,493,380
Charles Schwab Corp.	2,007,743	105,787,979
CME Group, Inc.	473,574	84,651,353
Cohen & Co., Inc.	1,012	4,655
Cohen & Steers, Inc.	33,404	1,817,512
Coinbase Global, Inc. (a)(b)	209,513	13,031,709
Diamond Hill Investment Group, Inc.	3,800	603,326
Donnelley Financial Solutions, Inc. (a)	33,057	1,466,078
Evercore, Inc. Class A	46,866	5,059,185
FactSet Research Systems, Inc.	50,327	19,370,359
Federated Hermes, Inc.	111,236	3,829,855
Focus Financial Partners, Inc. Class A (a)	75,515	3,933,576
Forge Global Holdings, Inc. Class A (a)(b)	129,593	186,614
Franklin Resources, Inc.	374,509	8,991,961
GCM Grosvenor, Inc. Class A (b)	57,210	394,749
Goldman Sachs Group, Inc.	445,549	144,313,321
Greenhill & Co., Inc.	16,322	236,343
Hamilton Lane, Inc. Class A	47,101	3,198,629
Hennessy Advisors, Inc. (b)	3,322	24,217
Heritage Global, Inc. (a)	38,073	132,875
Houlihan Lokey	66,508	5,806,813
Interactive Brokers Group, Inc.	135,446	10,460,495
Intercontinental Exchange, Inc.	735,454	77,921,351
Invesco Ltd.	597,511	8,592,208
Janus Henderson Group PLC	174,314	4,580,972
Jefferies Financial Group, Inc.	237,991	7,156,389
KKR & Co. LP	759,817	39,122,977
Lazard Ltd. Class A	148,852	4,270,564
LPL Financial	104,340	20,323,345
MarketAxess Holdings, Inc.	49,538	13,494,647
MarketWise, Inc. Class A	31,232	70,584
Moelis & Co. Class A (b)	84,468	3,198,803
Moody's Corp.	207,281	65,683,203
Morgan Stanley	1,719,351	140,574,138
Morningstar, Inc.	33,078	6,771,067
MSCI, Inc.	105,207	49,503,050
NASDAQ, Inc.	446,230	24,698,831
Netcapital, Inc.	4,756	6,944
Northern Trust Corp.	274,561	19,746,427
Open Lending Corp. (a)	139,478	1,414,307
Oppenheimer Holdings, Inc. Class A (non-vtg.)	9,209	361,085
P10, Inc.	48,040	510,665
Perella Weinberg Partners Class A	59,468	465,634
Piper Jaffray Companies	18,218	2,320,427
PJT Partners, Inc.	32,570	2,195,218
Raymond James Financial, Inc.	255,223	23,059,398
Robinhood Markets, Inc. (a)(b)	676,023	6,030,125
S&P Global, Inc.	433,261	159,193,089
Safeguard Scientifics, Inc. (a)(b)	19,693	34,660
Sculptor Capital Management, Inc. Class A (b)	26,511	229,320
SEI Investments Co.	134,003	7,581,890
Siebert Financial Corp. (a)(b)	7,387	17,286
Silvercrest Asset Management Group Class A	12,405	242,766
State Street Corp.	459,208	31,235,328
StepStone Group, Inc. Class A	64,383	1,384,878
Stifel Financial Corp.	138,615	7,702,836
StoneX Group, Inc. (a)	23,411	1,879,669
T. Rowe Price Group, Inc.	295,132	31,626,345
TPG, Inc. (b)	67,521	1,742,042
Tradeweb Markets, Inc. Class A	146,612	9,815,673
U.S. Global Investors, Inc. Class A	15,867	41,889
Value Line, Inc.	1,208	55,447
Victory Capital Holdings, Inc.	35,777	1,108,014
Virtu Financial, Inc. Class A	123,620	2,174,476
Virtus Investment Partners, Inc.	9,009	1,718,737
Westwood Holdings Group, Inc.	8,928	112,046
WisdomTree Investments, Inc.	149,387	1,015,832
		1,549,141,344
Consumer Finance - 0.5%
Ally Financial, Inc.	393,463	10,493,658
American Express Co.	783,576	124,243,811
Atlanticus Holdings Corp. (a)(b)	6,412	224,164
Bread Financial Holdings, Inc.	65,341	1,841,309
Capital One Financial Corp.	501,773	52,289,764
Consumer Portfolio Services, Inc. (a)(b)	13,071	151,754
Credit Acceptance Corp. (a)(b)	7,960	3,547,613
CURO Group Holdings Corp. (b)	26,934	29,089
Discover Financial Services	351,222	36,084,548
Encore Capital Group, Inc. (a)	31,335	1,349,598
Enova International, Inc. (a)	40,541	1,885,967
EZCORP, Inc. (non-vtg.) Class A (a)(b)	71,081	592,816
FirstCash Holdings, Inc.	49,417	4,869,551
Green Dot Corp. Class A (a)	61,178	1,115,275
Katapult Holdings, Inc. (a)(b)	96,352	47,328
LendingClub Corp. (a)	141,292	1,158,594
LendingTree, Inc. (a)	13,874	253,755
Medallion Financial Corp. (b)	23,897	151,507
MoneyLion, Inc. (a)(b)	5,126	57,104
Navient Corp.	132,978	2,014,617
Nelnet, Inc. Class A	24,147	2,233,598
NerdWallet, Inc. (a)	41,855	393,437
Nicholas Financial, Inc. (a)(b)	2,497	11,536
OneMain Holdings, Inc.	158,845	6,013,872
Oportun Financial Corp. (a)(b)	35,417	202,939
OppFi, Inc. Class A (a)(b)	16,122	32,889
PRA Group, Inc. (a)	51,849	969,576
PROG Holdings, Inc. (a)	65,920	2,150,970
Regional Management Corp.	11,044	288,801
SLM Corp.	317,644	4,847,247
SoFi Technologies, Inc. (a)(b)	1,082,131	7,509,989
Sunlight Financial Holdings, Inc. Class A (a)(b)	47,034	18,527
Synchrony Financial	573,845	17,766,241
Upstart Holdings, Inc. (a)(b)	92,851	2,529,261
World Acceptance Corp. (a)(b)	4,443	494,017
		287,864,722
Financial Services - 3.9%
A-Mark Precious Metals, Inc.	23,726	803,600
Acacia Research Corp. (a)	58,484	242,124
Affirm Holdings, Inc. (a)(b)	280,747	4,171,900
AppTech Payments Corp. (a)(b)	13,412	23,873
AvidXchange Holdings, Inc. (a)	176,898	1,714,142
Berkshire Hathaway, Inc. Class B (a)	2,370,848	761,231,876
Block, Inc. Class A (a)	707,216	42,708,774
BM Technologies, Inc. (a)(b)	11,248	31,719
Cannae Holdings, Inc. (a)	95,927	1,884,966
Cantaloupe, Inc. (a)	76,295	469,214
Cass Information Systems, Inc.	16,772	647,735
Enact Holdings, Inc.	40,560	987,230
Essent Group Ltd.	141,643	6,256,371
Euronet Worldwide, Inc. (a)	62,052	6,912,593
EVERTEC, Inc.	86,736	2,990,657
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	12,579	1,683,196
Fidelity National Information Services, Inc.	782,001	42,673,795
Finance of America Companies, Inc. (a)(b)	41,074	58,325
Fiserv, Inc. (a)	835,736	93,761,222
FleetCor Technologies, Inc. (a)	97,030	21,982,147
FlexShopper, Inc. (a)(b)	13,495	14,845
Flywire Corp. (a)	81,881	2,459,705
Global Payments, Inc.	346,417	33,841,477
Guild Holdings Co. Class A (a)(b)	17,830	192,564
i3 Verticals, Inc. Class A (a)	30,839	704,671
International Money Express, Inc. (a)	43,179	1,006,071
Jack Henry & Associates, Inc.	96,128	14,697,010
LM Funding America, Inc. (a)	13,321	9,591
loanDepot, Inc. (a)(b)	72,742	133,118
Marqeta, Inc. Class A (a)	584,455	2,799,539
MasterCard, Inc. Class A	1,110,288	405,277,326
Merchants Bancorp	33,086	756,346
MGIC Investment Corp.	384,498	5,813,610
MoneyGram International, Inc. (a)	125,819	1,382,751
Mr. Cooper Group, Inc. (a)	91,454	4,230,662
NMI Holdings, Inc. (a)	110,827	2,787,299
Ocwen Financial Corp. (a)(b)	8,732	229,215
Paymentus Holdings, Inc. (a)(b)	20,905	196,507
Payoneer Global, Inc. (a)	265,821	1,103,157
PayPal Holdings, Inc. (a)	1,488,994	92,302,738
Paysign, Inc. (a)	38,595	92,628
PennyMac Financial Services, Inc.	39,435	2,407,112
Priority Technology Holdings, Inc. (a)	17,410	62,328
Radian Group, Inc.	205,980	5,260,729
Remitly Global, Inc. (a)	128,526	2,357,167
Repay Holdings Corp. (a)	98,590	624,075
Rocket Companies, Inc. (a)(b)	159,999	1,283,192
Ryvyl, Inc. (a)(b)	18,089	11,761
Security National Financial Corp. Class A	15,440	122,594
Shift4 Payments, Inc. (a)	69,744	4,374,344
SWK Holdings Corp. (a)(b)	9,125	154,669
TFS Financial Corp. (b)	64,434	728,749
The OLB Group, Inc. (a)	17,950	11,409
The Western Union Co.	490,284	5,584,335
Toast, Inc. (a)	409,550	8,588,264
Usio, Inc. (a)	22,710	46,101
UWM Holdings Corp. Class A (b)	121,525	623,423
Velocity Financial, Inc. (a)	29,873	267,961
Visa, Inc. Class A (b)	2,138,534	472,680,170
Walker & Dunlop, Inc.	40,804	2,986,445
Waterstone Financial, Inc.	26,585	359,429
WEX, Inc. (a)	57,383	9,516,971
		2,079,317,517
Insurance - 2.2%
AFLAC, Inc.	735,968	47,256,505
Allstate Corp.	346,292	37,555,367
AMBAC Financial Group, Inc. (a)	58,086	809,138
American Equity Investment Life Holding Co.	91,095	3,593,698
American Financial Group, Inc.	92,117	10,341,976
American International Group, Inc.	977,480	51,640,268
Amerisafe, Inc.	25,953	1,325,160
Aon PLC	270,209	83,302,733
Arch Capital Group Ltd. (a)	486,642	33,918,947
Argo Group International Holdings, Ltd.	46,368	1,359,046
Arthur J. Gallagher & Co.	278,960	55,884,057
Assurant, Inc.	69,615	8,353,104
Assured Guaranty Ltd.	79,717	4,125,355
Atlantic American Corp. (a)	6,710	14,091
Axis Capital Holdings Ltd.	101,710	5,278,749
Bright Health Group, Inc. (a)(b)	3,947	36,549
Brighthouse Financial, Inc. (a)	88,740	3,572,672
Brown & Brown, Inc.	309,382	19,283,780
BRP Group, Inc. (a)	81,909	1,643,095
Chubb Ltd.	546,202	101,484,332
Cincinnati Financial Corp.	207,305	20,004,933
Citizens, Inc. Class A (a)(b)	57,006	119,713
CNA Financial Corp.	37,066	1,366,253
CNO Financial Group, Inc.	150,523	3,267,854
Crawford & Co.:
Class A	18,589	183,659
Class B	9,523	84,183
Donegal Group, Inc. Class A	21,284	306,064
eHealth, Inc. (a)	35,218	235,608
Employers Holdings, Inc.	36,807	1,330,941
Enstar Group Ltd. (a)	18,031	4,244,137
Erie Indemnity Co. Class A	32,983	7,061,660
Everest Re Group Ltd.	56,416	19,182,568
F&G Annuities & Life, Inc.	24,811	513,091
FG Financial Group, Inc. (a)(b)	3,476	6,153
Fidelity National Financial, Inc.	357,788	12,214,882
First American Financial Corp.	136,193	7,481,081
Genworth Financial, Inc. Class A (a)	653,597	3,496,744
Globe Life, Inc.	118,655	12,242,823
GoHealth, Inc. (a)(b)	6,744	128,541
Goosehead Insurance (a)(b)	27,903	1,539,688
Greenlight Capital Re, Ltd. (a)	32,646	313,728
Hagerty, Inc. Class A (a)(b)	39,692	345,717
Hallmark Financial Services, Inc. (a)(b)	1,983	8,428
Hanover Insurance Group, Inc.	47,171	5,257,680
Hartford Financial Services Group, Inc.	414,368	28,392,495
HCI Group, Inc. (b)	9,206	486,905
Heritage Insurance Holdings, Inc.	27,593	121,961
Hippo Holdings, Inc. (a)(b)	19,472	306,100
Horace Mann Educators Corp.	54,016	1,623,181
Investors Title Co.	1,765	233,951
James River Group Holdings Ltd.	50,314	963,010
Kemper Corp. (b)	84,747	3,667,850
Kingstone Companies, Inc.	12,782	16,361
Kingsway Financial Services, Inc. (a)	20,658	171,255
Kinsale Capital Group, Inc.	28,623	8,672,197
Lemonade, Inc. (a)(b)	59,962	1,056,530
Lincoln National Corp.	203,464	4,256,467
Loews Corp.	256,929	14,388,024
Maiden Holdings Ltd. (a)	104,305	212,782
Markel Group, Inc. (a)	17,711	23,285,183
Marpai, Inc. (a)(b)	14,531	10,429
Marsh & McLennan Companies, Inc.	651,147	112,765,637
MBIA, Inc. (a)	64,896	516,572
Mercury General Corp.	35,488	1,064,995
MetLife, Inc.	867,072	42,963,418
Midwest Holding, Inc. (a)(b)	3,303	84,326
National Western Life Group, Inc.	3,183	1,187,386
NI Holdings, Inc. (a)	8,444	115,683
Old Republic International Corp.	362,062	8,866,898
Oscar Health, Inc. (a)	147,700	1,084,118
Oxbridge Re Holdings Ltd. (a)	4,100	5,166
Palomar Holdings, Inc. (a)	33,662	1,839,965
Primerica, Inc.	48,547	8,836,525
Principal Financial Group, Inc. (b)	298,874	19,564,292
ProAssurance Corp.	72,376	879,368
Progressive Corp.	769,891	98,476,758
Prudential Financial, Inc.	484,145	38,097,370
Reinsurance Group of America, Inc.	87,813	12,293,820
Reliance Global Group, Inc. (a)(b)	496	2,257
RenaissanceRe Holdings Ltd.	66,173	12,465,008
RLI Corp. (b)	53,393	6,612,723
Root, Inc. (a)(b)	10,660	51,275
Ryan Specialty Group Holdings, Inc. (a)(b)	121,962	4,974,830
Safety Insurance Group, Inc.	19,769	1,439,579
Selective Insurance Group, Inc.	79,702	7,709,574
Selectquote, Inc. (a)	156,632	250,611
Siriuspoint Ltd. (a)	113,312	1,054,935
Skyward Specialty Insurance Group, Inc. (b)	13,232	312,408
Stewart Information Services Corp. (b)	35,616	1,597,021
The Travelers Companies, Inc.	304,144	51,473,331
Tiptree, Inc.	26,527	349,891
Trupanion, Inc. (a)(b)	46,041	1,034,541
United Fire Group, Inc. (b)	28,992	622,748
United Insurance Holdings Corp. (a)(b)	28,074	147,669
Universal Insurance Holdings, Inc.	37,227	534,207
Unum Group	246,147	10,695,087
W.R. Berkley Corp.	268,221	14,934,545
White Mountains Insurance Group Ltd.	3,369	4,562,266
Willis Towers Watson PLC	140,354	30,716,473
		1,159,762,708
Mortgage Real Estate Investment Trusts - 0.1%
Acres Commercial Realty Corp. (a)	9,778	78,908
AG Mortgage Investment Trust, Inc.	30,113	165,923
AGNC Investment Corp. (b)	750,058	6,893,033
Angel Oak Mortgage (REIT), Inc. (b)	26,170	192,350
Annaly Capital Management, Inc. (b)	614,405	11,599,966
Apollo Commercial Real Estate Finance, Inc.	168,113	1,696,260
Arbor Realty Trust, Inc. (b)	224,175	2,826,847
Ares Commercial Real Estate Corp.	73,492	675,391
Arlington Asset Investment Corp. (a)	31,881	129,756
Armour Residential REIT, Inc. (b)	200,450	1,006,259
Blackstone Mortgage Trust, Inc. (b)	225,958	4,110,176
BrightSpire Capital, Inc.	164,521	973,964
Cherry Hill Mortgage Investment Corp. (b)	25,168	123,575
Chimera Investment Corp.	307,386	1,481,601
Claros Mortgage Trust, Inc. (b)	162,403	1,693,863
Dynex Capital, Inc.	67,788	761,937
Ellington Financial LLC (b)	82,364	1,032,845
Ellington Residential Mortgage REIT (b)	16,849	115,584
Franklin BSP Realty Trust, Inc. (b)	108,611	1,465,162
Granite Point Mortgage Trust, Inc.	67,054	313,142
Great Ajax Corp.	27,913	153,522
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	134,267	3,159,303
Invesco Mortgage Capital, Inc.	44,229	468,827
KKR Real Estate Finance Trust, Inc.	77,652	872,032
Ladder Capital Corp. Class A	147,584	1,406,476
Lument Finance Trust, Inc. (b)	46,890	86,278
Manhattan Bridge Capital, Inc.	9,929	47,659
MFA Financial, Inc.	118,724	1,256,100
New York Mortgage Trust, Inc.	234,420	2,290,283
Nexpoint Real Estate Finance, Inc.	11,473	152,476
Orchid Island Capital, Inc. (b)	43,967	438,351
PennyMac Mortgage Investment Trust (b)	116,339	1,354,186
Ready Capital Corp. (b)	134,126	1,356,014
Redwood Trust, Inc.	142,358	842,759
Rithm Capital Corp.	618,072	5,031,106
Sachem Capital Corp. (b)	47,551	147,408
Seven Hills Realty Trust	15,172	141,706
Starwood Property Trust, Inc. (b)	403,824	7,087,111
TPG RE Finance Trust, Inc.	76,140	481,966
Two Harbors Investment Corp.	122,343	1,521,947
Western Asset Mortgage Capital Corp.	7,645	64,677
		65,696,729
TOTAL FINANCIALS		6,954,829,291
HEALTH CARE - 13.7%
Biotechnology - 2.7%
180 Life Sciences Corp. (a)	1,424	1,623
2seventy bio, Inc. (a)	51,551	613,972
4D Molecular Therapeutics, Inc. (a)	37,854	694,999
89Bio, Inc. (a)(b)	65,392	1,192,096
Aadi Bioscience, Inc. (a)	23,150	185,200
AbbVie, Inc.	2,327,737	321,134,597
Abeona Therapeutics, Inc. (a)(b)	19,608	60,589
Absci Corp. (a)	60,562	115,068
ACADIA Pharmaceuticals, Inc. (a)	158,298	3,720,003
Aceragen, Inc. (a)(b)	3,176	4,955
Achieve Life Sciences, Inc. (a)	21,659	134,286
Acorda Therapeutics, Inc. (a)	28,454	17,072
Acrivon Therapeutics, Inc. (a)	17,206	202,687
Actinium Pharmaceuticals, Inc. (a)(b)	33,828	280,772
Acumen Pharmaceuticals, Inc. (a)	20,630	101,706
Acurx Pharmaceuticals, Inc. (a)	3,482	10,794
Adicet Bio, Inc. (a)	39,267	215,183
Aditxt, Inc. (a)(b)	713	435
ADMA Biologics, Inc. (a)	271,076	1,103,279
Adverum Biotechnologies, Inc. (a)	106,897	131,483
Aeglea BioTherapeutics, Inc. (a)	74,199	9,638
Aerovate Therapeutics, Inc. (a)(b)	12,161	197,616
Aevi Genomic Medicine, Inc. rights (a)(c)	12,284	0
Agenus, Inc. (a)	373,619	582,846
AgeX Therapeutics, Inc. (a)(b)	10,213	5,107
Agios Pharmaceuticals, Inc. (a)(b)	71,582	1,809,593
Aileron Therapeutics, Inc. (a)(b)	3,481	5,152
AIM ImmunoTech, Inc. (a)(b)	48,657	22,562
Akebia Therapeutics, Inc. (a)	249,120	259,085
Akero Therapeutics, Inc. (a)	47,387	2,112,512
Alaunos Therapeutics, Inc. (a)(b)	312,351	155,832
Aldeyra Therapeutics, Inc. (a)	62,893	596,855
Alector, Inc. (a)	84,189	626,366
Aligos Therapeutics, Inc. (a)	29,379	33,198
Alkermes PLC (a)	217,014	6,278,215
Allakos, Inc. (a)	94,900	472,602
Allarity Therapeutics, Inc. (a)(b)	415	109
Allogene Therapeutics, Inc. (a)(b)	123,646	649,142
Allovir, Inc. (a)(b)	56,364	212,492
Alnylam Pharmaceuticals, Inc. (a)	161,983	29,968,475
Alpine Immune Sciences, Inc. (a)	35,999	358,550
Altimmune, Inc. (a)(b)	57,134	230,821
ALX Oncology Holdings, Inc. (a)(b)	26,440	176,355
Alzamend Neuro, Inc. (a)(b)	88,178	64,035
Amgen, Inc.	702,733	155,058,036
Amicus Therapeutics, Inc. (a)	331,190	3,729,199
AnaptysBio, Inc. (a)(b)	26,081	498,147
Anavex Life Sciences Corp. (a)(b)	102,717	949,105
Anika Therapeutics, Inc. (a)	18,012	487,945
Anixa Biosciences, Inc. (a)	38,008	116,304
Annexon, Inc. (a)(b)	57,401	171,629
Annovis Bio, Inc. (a)(b)	7,031	92,106
Apellis Pharmaceuticals, Inc. (a)	123,793	10,627,629
Apexigen, Inc. (a)(b)	22,386	11,994
Applied Molecular Transport, Inc. (a)(b)	16,796	4,471
Applied Therapeutics, Inc. (a)	49,269	63,557
Aprea Therapeutics, Inc. (a)(b)	1,100	4,257
Aptevo Therapeutics, Inc. (a)	4,235	6,607
AquaBounty Technologies, Inc. (a)	52,652	25,552
Aravive, Inc. (a)(b)	41,978	71,363
Arbutus Biopharma Corp. (a)	155,373	386,879
ARCA Biopharma, Inc. (a)(b)	14,897	31,433
Arcellx, Inc. (a)	36,104	1,593,992
Arcturus Therapeutics Holdings, Inc. (a)	31,643	865,120
Arcus Biosciences, Inc. (a)	68,007	1,396,864
Arcutis Biotherapeutics, Inc. (a)(b)	55,017	413,178
Ardelyx, Inc. (a)	262,815	877,802
Aridis Pharmaceuticals, Inc. (a)(b)	25,505	10,136
Armata Pharmaceuticals, Inc. (a)	4,981	6,675
Arrowhead Pharmaceuticals, Inc. (a)	142,836	4,914,987
Ars Pharmaceuticals, Inc. (a)	47,666	331,755
Assembly Biosciences, Inc. (a)	53,532	51,273
Astria Therapeutics, Inc. (a)	30,095	329,239
Atara Biotherapeutics, Inc. (a)	119,302	182,532
Athersys, Inc. (a)(b)	10,642	10,006
Atossa Therapeutics, Inc. (a)(b)	142,167	132,215
Atreca, Inc. (a)(b)	31,977	31,977
aTyr Pharma, Inc. (a)	65,905	149,604
Aura Biosciences, Inc. (a)	30,773	348,350
Avalo Therapeutics, Inc. (a)	6,301	18,084
Avid Bioservices, Inc. (a)	82,457	1,273,961
Avidity Biosciences, Inc. (a)	88,741	942,429
Avita Medical, Inc. (a)	32,191	367,621
AVROBIO, Inc. (a)(b)	42,141	46,355
Axcella Health, Inc. (a)(b)	47,502	18,611
Aziyo Biologics, Inc. (a)(b)	3,435	7,110
Beam Therapeutics, Inc. (a)(b)	78,453	2,502,651
Bellerophon Therapeutics, Inc. (a)	12,617	87,183
Bellicum Pharmaceuticals, Inc. (a)(b)	5,837	4,022
Benitec Biopharma, Inc. (a)	5,555	1,339
Bio-Path Holdings, Inc. (a)(b)	9,683	15,977
bioAffinity Technologies, Inc. (a)(b)	3,018	5,402
BioAtla, Inc. (a)(b)	47,675	150,176
BioCardia, Inc. (a)(b)	14,311	25,330
Biocept, Inc. (a)(b)	644	1,391
BioCryst Pharmaceuticals, Inc. (a)(b)	247,398	2,045,981
Biogen, Inc. (a)	189,405	56,141,536
Biohaven Ltd. (a)(b)	84,874	1,486,144
BioMarin Pharmaceutical, Inc. (a)	244,686	21,273,001
Biomea Fusion, Inc. (a)	29,137	989,493
Biora Therapeutics, Inc. (a)(b)	5,979	26,786
BioRestorative Therapies, Inc. (a)	1,385	7,244
BioVie, Inc. (a)(b)	14,488	84,610
BioXcel Therapeutics, Inc. (a)(b)	25,761	462,152
Black Diamond Therapeutics, Inc. (a)(b)	25,040	46,574
Blue Water Biotech, Inc. (a)(b)	6,658	5,326
bluebird bio, Inc. (a)(b)	138,340	463,439
Blueprint Medicines Corp. (a)	79,101	4,470,789
Bolt Biotherapeutics, Inc. (a)	26,112	44,913
BrainStorm Cell Therpeutic, Inc. (a)(b)	35,086	99,995
BridgeBio Pharma, Inc. (a)	154,595	2,121,043
C4 Therapeutics, Inc. (a)	53,346	180,843
Cabaletta Bio, Inc. (a)(b)	30,353	306,262
Calyxt, Inc. (a)(b)	1,420	8,946
Candel Therapeutics, Inc. (a)	11,830	17,863
Capricor Therapeutics, Inc. (a)	37,687	170,722
Cardiff Oncology, Inc. (a)	48,440	77,988
Cardio Diagnostics Holdings, Inc. (a)(b)	10,545	15,712
CareDx, Inc. (a)	72,110	575,438
Caribou Biosciences, Inc. (a)(b)	67,792	298,963
Carisma Therapeutics, Inc.	11,840	67,133
Carisma Therapeutics, Inc. rights (a)(c)	236,808	2
CASI Pharmaceuticals Holdings, Inc. (a)(b)	13,295	37,492
Catalyst Biosciences, Inc. (a)	34,507	7,592
Catalyst Biosciences, Inc. rights (a)(c)	34,507	0
Catalyst Pharmaceutical Partners, Inc. (a)	126,924	1,465,972
Cel-Sci Corp. (a)(b)	53,640	128,736
Celcuity, Inc. (a)(b)	14,995	162,021
Celldex Therapeutics, Inc. (a)	62,374	1,983,493
Cellectar Biosciences, Inc. (a)(b)	8,492	13,248
Celularity, Inc. Class A (a)(b)	76,162	57,906
Century Therapeutics, Inc. (a)	25,475	81,011
Cerevel Therapeutics Holdings (a)	84,824	2,765,262
Checkpoint Therapeutics, Inc. (a)(b)	9,537	25,178
Chimerix, Inc. (a)	110,664	152,716
Chinook Therapeutics, Inc. (a)	60,163	1,455,343
Chinook Therapeutics, Inc. rights (a)(c)	8,006	0
Cidara Therapeutics, Inc. (a)	85,342	113,505
Clene, Inc. (a)(b)	34,189	33,170
Coeptis Therapeutics Holdings (a)(b)	13,830	26,208
Cogent Biosciences, Inc. (a)	91,362	1,072,590
Cogent Biosciences, Inc. rights (a)(c)	4,804	0
CohBar, Inc. (a)(b)	1,226	3,322
Coherus BioSciences, Inc. (a)	88,119	360,407
Comera Life Sciences Holdings, Inc. (a)(b)	10,925	5,572
Compass Therapeutics, Inc. (a)	128,174	371,705
ContraFect Corp. (a)(b)	579	776
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	4,480	42,426
Corvus Pharmaceuticals, Inc. (a)(b)	47,717	145,060
Creative Medical Technology Holdings, Inc. (a)(b)	7,244	4,130
Crinetics Pharmaceuticals, Inc. (a)	58,979	1,287,512
CRISPR Therapeutics AG (a)(b)	103,274	6,613,667
CTI BioPharma Corp. (a)	140,996	1,276,014
Cue Biopharma, Inc. (a)	53,948	215,792
Cullinan Oncology, Inc. (a)	35,510	365,043
Curis, Inc. (a)(b)	103,026	80,062
Cyclacel Pharmaceuticals, Inc. (a)(b)	8,512	5,448
Cyclerion Therapeutics, Inc. (a)	2,325	10,114
Cyclo Therapeutics, Inc. (a)	8,546	10,341
Cyteir Therapeutics, Inc. (a)	11,317	26,029
Cytokinetics, Inc. (a)(b)	125,477	4,729,228
CytomX Therapeutics, Inc. (a)	80,424	137,525
Day One Biopharmaceuticals, Inc. (a)	37,053	492,805
Decibel Therapeutics, Inc. (a)(b)	12,464	50,355
Deciphera Pharmaceuticals, Inc. (a)	74,670	1,008,045
Denali Therapeutics, Inc. (a)	145,512	4,397,373
DermTech, Inc. (a)(b)	31,870	75,851
Design Therapeutics, Inc. (a)(b)	36,855	207,494
DiaMedica Therapeutics, Inc. (a)	22,138	60,437
Diffusion Pharmaceuticals, Inc. (a)(b)	1,658	6,218
Disc Medicine, Inc. (a)	5,260	195,304
Disc Medicine, Inc. rights (a)(c)	29,602	0
Dominari Holdings, Inc. (a)(b)	4,839	12,146
Dyadic International, Inc. (a)(b)	19,723	44,968
Dynavax Technologies Corp. (a)(b)	154,725	1,768,507
Dyne Therapeutics, Inc. (a)	31,847	414,966
Eagle Pharmaceuticals, Inc. (a)	14,307	296,870
Edesa Biotech, Inc. (a)(b)	14,557	13,247
Editas Medicine, Inc. (a)(b)	93,126	854,897
Effector Therapeutics, Inc. Class A (a)	10,545	9,807
Eiger Biopharmaceuticals, Inc. (a)(b)	50,405	56,454
Eledon Pharmaceuticals, Inc. (a)	16,812	35,305
Elevation Oncology, Inc. (a)(b)	18,260	77,057
Eliem Therapeutics, Inc. (a)	7,219	20,285
Emergent BioSolutions, Inc. (a)	59,202	504,993
Enanta Pharmaceuticals, Inc. (a)	26,244	616,209
Enochian Biosciences, Inc. (a)(b)	17,236	15,487
Ensysce Biosciences, Inc. (a)	92	217
Entrada Therapeutics, Inc. (a)(b)	23,030	263,924
EQRx, Inc. (a)	303,443	534,060
Equillium, Inc. (a)(b)	16,678	10,257
Erasca, Inc. (a)(b)	105,149	284,954
Eterna Therapeutics, Inc. (a)(b)	3,129	6,540
Evelo Biosciences, Inc. (a)(b)	78,225	10,678
Exact Sciences Corp. (a)	233,840	19,076,667
Exagen, Inc. (a)	10,962	32,996
Exelixis, Inc. (a)	426,915	8,230,921
Exicure, Inc. (a)(b)	2,072	1,825
F-star Therapeutics, Inc.:
rights (a)(c)	1,555	0
rights (a)(c)	1,555	0
Fate Therapeutics, Inc. (a)(b)	113,114	571,226
FibroGen, Inc. (a)	115,584	1,993,824
Finch Therapeutics Group, Inc. (a)	7,011	1,963
First Wave BioPharma, Inc. (a)(b)	1,127	2,096
Foghorn Therapeutics, Inc. (a)	24,757	155,722
Forte Biosciences, Inc. (a)	10,770	10,985
Fortress Biotech, Inc. (a)(b)	108,595	58,424
Frequency Therapeutics, Inc. (a)(b)	44,231	15,481
Fresh Tracks Therapeutics, Inc. (a)(b)	2,328	1,258
G1 Therapeutics, Inc. (a)	57,735	146,647
Gain Therapeutics, Inc. (a)(b)	12,496	57,607
Galectin Therapeutics, Inc. (a)(b)	55,737	87,507
Galecto, Inc. (a)	21,384	46,617
Galera Therapeutics, Inc. (a)	27,153	83,360
Genelux Corp. (b)	3,298	89,706
Generation Bio Co. (a)	58,687	205,405
Genprex, Inc. (a)(b)	54,497	46,933
GeoVax Labs, Inc. (a)(b)	31,078	19,268
Geron Corp. (a)	511,812	1,673,625
Gilead Sciences, Inc.	1,641,112	126,267,157
GlycoMimetics, Inc. (a)(b)	51,246	95,318
Gossamer Bio, Inc. (a)(b)	93,355	125,096
Graphite Bio, Inc. (a)(b)	32,707	92,888
GreenLight Biosciences Holdings PBC Class A (a)(b)	110,240	32,245
Greenwich Lifesciences, Inc. (a)(b)	4,204	45,782
Gritstone Bio, Inc. (a)(b)	93,896	181,219
Gt Biopharma, Inc. (a)	34,566	7,784
Halozyme Therapeutics, Inc. (a)	178,219	5,779,642
Harpoon Therapeutics, Inc. (a)(b)	24,861	16,905
HCW Biologics, Inc. (a)	7,752	11,395
Heron Therapeutics, Inc. (a)(b)	133,896	152,641
HilleVax, Inc. (a)(b)	15,506	263,912
Histogen, Inc. (a)	612	529
Homology Medicines, Inc. (a)(b)	47,190	46,090
Hookipa Pharma, Inc. (a)	47,681	62,462
Horizon Therapeutics PLC (a)	298,159	29,824,845
Humacyte, Inc. Class A (a)(b)	61,443	210,749
Humanigen, Inc. (a)(b)	60,412	9,515
iBio, Inc. (a)(b)	9,488	6,642
Icosavax, Inc. (a)(b)	24,112	242,084
Ideaya Biosciences, Inc. (a)(b)	54,543	1,245,762
IGM Biosciences, Inc. (a)(b)	11,248	135,538
Immix Biopharma, Inc. (a)(b)	11,417	23,062
Immucell Corp. (a)	7,193	34,526
Immuneering Corp. (a)	22,879	177,312
Immunic, Inc. (a)(b)	40,283	66,467
ImmunityBio, Inc. (a)(b)	139,033	382,341
ImmunoGen, Inc. (a)	298,281	4,068,553
Immunome, Inc. (a)(b)	10,708	56,110
Immunovant, Inc. (a)	73,902	1,552,681
Impel Pharmaceuticals, Inc. (a)(b)	12,661	15,700
Imunon, Inc. (a)	5,191	6,125
In8bio, Inc. (a)	20,916	63,585
Incyte Corp. (a)	243,627	14,995,242
Indaptus Therapeutics, Inc. (a)	9,314	15,182
Infinity Pharmaceuticals, Inc. (a)	107,639	18,299
Inhibikase Therapeutics, Inc. (a)(b)	19,418	13,360
Inhibrx, Inc. (a)(b)	39,470	933,860
Inmune Bio, Inc. (a)(b)	14,702	111,441
Inovio Pharmaceuticals, Inc. (a)(b)	368,350	220,494
Inozyme Pharma, Inc. (a)	29,791	178,448
Insmed, Inc. (a)	179,953	3,424,506
Instil Bio, Inc. (a)(b)	75,064	45,031
Intellia Therapeutics, Inc. (a)	109,825	4,092,080
Intercept Pharmaceuticals, Inc. (a)	47,601	501,715
Invivyd, Inc. (a)	66,767	120,181
Ionis Pharmaceuticals, Inc. (a)	187,373	7,663,556
Iovance Biotherapeutics, Inc. (a)	181,859	1,589,448
Ironwood Pharmaceuticals, Inc. Class A (a)	174,538	1,898,973
iTeos Therapeutics, Inc. (a)	32,842	534,668
Iveric Bio, Inc. (a)	171,645	6,479,599
Janux Therapeutics, Inc. (a)(b)	21,941	254,954
Jasper Therapeutics, Inc. (a)	170,959	264,986
Kalvista Pharmaceuticals, Inc. (a)	24,600	239,850
Karuna Therapeutics, Inc. (a)	39,311	8,905,907
Karyopharm Therapeutics, Inc. (a)(b)	137,587	310,947
Keros Therapeutics, Inc. (a)	23,088	1,104,992
Kezar Life Sciences, Inc. (a)	64,645	179,713
Kineta, Inc.	1,656	4,985
Kineta, Inc. rights (a)(c)	24,450	0
Kiniksa Pharmaceuticals Ltd. (a)	36,497	505,848
Kinnate Biopharma, Inc. (a)	19,544	84,039
Kintara Therapeutics, Inc. (a)(b)	1,860	5,915
Kodiak Sciences, Inc. (a)	39,544	234,496
Kronos Bio, Inc. (a)(b)	53,162	88,781
Krystal Biotech, Inc. (a)	28,552	3,364,853
Kura Oncology, Inc. (a)	84,508	1,125,647
Kymera Therapeutics, Inc. (a)(b)	50,750	1,494,080
Lantern Pharma, Inc. (a)(b)	7,922	41,274
Larimar Therapeutics, Inc. (a)	40,670	150,072
Leap Therapeutics, Inc. (a)(b)	86,801	77,253
Lexicon Pharmaceuticals, Inc. (a)	118,482	390,991
Lineage Cell Therapeutics, Inc. (a)(b)	171,105	215,592
Lisata Therapeutics, Inc. (a)(b)	3,452	14,084
Longeveron, Inc. (a)(b)	6,405	18,959
Lumos Pharma, Inc. (a)	5,367	19,697
Lyell Immunopharma, Inc. (a)(b)	198,898	634,485
Macrogenics, Inc. (a)	70,583	329,623
Madrigal Pharmaceuticals, Inc. (a)	16,183	4,505,509
Magenta Therapeutics, Inc. (a)	47,835	30,968
Maia Biotechnology, Inc. (b)	1,049	2,623
MannKind Corp. (a)(b)	350,573	1,626,659
Marker Therapeutics, Inc. (a)(b)	5,604	9,975
Matinas BioPharma Holdings, Inc. (a)(b)	258,904	99,186
MediciNova, Inc. (a)(b)	59,015	126,882
MEI Pharma, Inc. (a)(b)	6,566	50,558
Merrimack Pharmaceuticals, Inc. (a)	18,488	231,470
Mersana Therapeutics, Inc. (a)	120,709	907,732
MiMedx Group, Inc. (a)	151,546	888,060
Mineralys Therapeutics, Inc.	26,400	383,856
Minerva Neurosciences, Inc. (a)	6,528	38,972
MiNK Therapeutics, Inc. (a)(b)	11,662	20,525
Mirati Therapeutics, Inc. (a)(b)	68,880	2,559,581
Mirum Pharmaceuticals, Inc. (a)(b)	32,265	846,311
Moderna, Inc. (a)	434,914	55,542,867
Molecular Templates, Inc. (a)(b)	47,342	22,251
Moleculin Biotech, Inc. (a)	33,890	21,469
Monopar Therapeutics, Inc. (a)(b)	4,737	4,633
Monte Rosa Therapeutics, Inc. (a)	37,408	276,071
Morphic Holding, Inc. (a)	46,537	2,675,878
Mustang Bio, Inc. (a)(b)	5,569	35,586
Myriad Genetics, Inc. (a)	107,029	2,361,060
NanoViricides, Inc. (a)(b)	15,314	16,080
Natera, Inc. (a)	143,244	6,748,225
Navidea Biopharmaceuticals, Inc. (a)	17,813	1,639
Neoleukin Therapeutics, Inc. (a)(b)	36,968	29,574
Neubase Therapeutics, Inc. (a)(b)	28,508	5,077
Neurobo Pharmaceuticals, Inc. (a)(b)	122	68
Neurobo Pharmaceuticals, Inc. rights (a)(c)	159	0
Neurocrine Biosciences, Inc. (a)	127,236	11,391,439
Neximmune, Inc. (a)(b)	6,586	2,111
NextCure, Inc. (a)	24,411	41,987
Nighthawk Biosciences, Inc. (a)(b)	29,127	19,515
Nkarta, Inc. (a)(b)	39,448	182,250
Novavax, Inc. (a)(b)	112,304	904,047
Nurix Therapeutics, Inc. (a)(b)	60,071	607,919
Nuvalent, Inc. Class A (a)(b)	34,411	1,448,703
Nuvectis Pharma, Inc. (a)(b)	4,618	80,815
Ocugen, Inc. (a)(b)	271,815	125,035
Olema Pharmaceuticals, Inc. (a)	43,432	224,543
Omega Therapeutics, Inc. (a)(b)	23,868	181,158
Omniab, Inc. (c)	7,074	16,978
Omniab, Inc. (c)	7,074	15,917
OncoCyte Corp. (a)(b)	126,582	27,051
Oncorus, Inc. (a)(b)	19,076	3,844
OncoSec Medical, Inc. (a)(b)	1,003	471
Oncternal Therapeutics, Inc. (a)	60,386	17,210
Oncternal Therapeutics, Inc. rights (a)(c)	780	0
OpGen, Inc. (a)(b)	2,732	2,053
Oragenics, Inc. (a)(b)	2,012	5,996
Organogenesis Holdings, Inc. Class A (a)	96,234	349,329
Organovo Holdings, Inc. (a)(b)	6,277	10,671
Orgenesis, Inc. (a)(b)	28,411	33,809
ORIC Pharmaceuticals, Inc. (a)(b)	41,309	208,197
Outlook Therapeutics, Inc. (a)(b)	164,552	246,828
Ovid Therapeutics, Inc. (a)	73,500	260,190
Palatin Technologies, Inc. (a)(b)	9,400	23,030
Pardes Biosciences, Inc. (a)(b)	30,820	58,866
Pasithea Therapeutics Corp. (a)(b)	7,664	2,682
Passage Bio, Inc. (a)	38,362	36,482
PDL BioPharma, Inc. (a)(c)	91,243	38,556
PDS Biotechnology Corp. (a)	35,371	338,854
PepGen, Inc.	11,892	178,142
Perspective Therapeutics, Inc. (a)(b)	365,428	193,677
PharmaCyte Biotech, Inc. (a)	23,200	73,080
Phio Pharmaceuticals Corp. (a)(b)	463	1,621
Pieris Pharmaceuticals, Inc. (a)(b)	75,568	64,074
Plus Therapeutics, Inc. (a)	1,244	5,001
PMV Pharmaceuticals, Inc. (a)(b)	40,017	214,091
Point Biopharma Global, Inc. (a)	100,992	936,196
Polarityte, Inc. (a)(b)	2,586	973
Poseida Therapeutics, Inc. (a)	64,225	145,791
Praxis Precision Medicines, Inc. (a)	48,407	41,620
Precigen, Inc. (a)	200,969	239,153
Precision BioSciences, Inc. (a)	116,920	86,521
Prelude Therapeutics, Inc. (a)(b)	14,590	81,412
Prime Medicine, Inc. (b)	13,781	189,075
ProKidney Corp. (a)(b)	13,964	169,523
Prometheus Biosciences, Inc. (a)	45,160	8,973,292
Protagenic Therapeutics, Inc. (a)(b)	3,289	6,414
Protagonist Therapeutics, Inc. (a)	61,006	1,590,426
Protara Therapeutics, Inc. (a)	13,148	36,683
Prothena Corp. PLC (a)	51,903	3,447,916
PTC Therapeutics, Inc. (a)	94,826	3,979,847
Puma Biotechnology, Inc. (a)	48,435	162,257
Pyxis Oncology, Inc. (a)(b)	27,978	90,089
Qualigen Therapeutics, Inc. (a)(b)	2,925	2,699
Quince Therapeutics, Inc. (a)(b)	18,841	28,262
Rallybio Corp. (a)	26,662	190,900
RAPT Therapeutics, Inc. (a)	32,397	648,912
Recursion Pharmaceuticals, Inc. (a)(b)	169,994	1,490,847
Regeneron Pharmaceuticals, Inc. (a)	141,491	104,075,120
REGENXBIO, Inc. (a)	51,374	885,174
Regulus Therapeutics, Inc. (a)(b)	15,178	19,731
Relay Therapeutics, Inc. (a)(b)	116,870	1,301,932
Reneo Pharmaceuticals, Inc. (a)	11,302	90,416
RenovoRx, Inc. (a)	6,849	12,808
Repligen Corp. (a)	67,997	11,418,056
Replimune Group, Inc. (a)	48,474	920,521
Revolution Medicines, Inc. (a)	117,811	2,937,028
Rezolute, Inc. (a)	36,773	78,326
Rhythm Pharmaceuticals, Inc. (a)	58,817	979,891
Rigel Pharmaceuticals, Inc. (a)	215,596	301,834
Rocket Pharmaceuticals, Inc. (a)	77,255	1,616,947
Roivant Sciences Ltd. (a)	146,656	1,333,103
S.A.B. Biotherapeutics, Inc. (a)(b)	35,086	31,227
Sage Therapeutics, Inc. (a)	68,669	3,399,116
Salarius Pharmaceuticals, Inc. (a)(b)	2,468	3,480
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	2,725	0
Sana Biotechnology, Inc. (a)(b)	117,088	704,870
Sangamo Therapeutics, Inc. (a)	169,385	189,711
Sarepta Therapeutics, Inc. (a)	115,575	14,285,070
Savara, Inc. (a)	107,657	296,057
Scholar Rock Holding Corp. (a)	44,136	256,872
Seagen, Inc. (a)	180,863	35,394,889
Selecta Biosciences, Inc. (a)	145,588	171,794
Sellas Life Sciences Group, Inc. (a)(b)	25,074	43,002
Sensei Biotherapeutics, Inc. (a)(b)	17,480	25,521
Senti Biosciences, Inc. (a)(b)	24,394	21,562
Sera Prognostics, Inc. (a)(b)	20,060	64,794
Seres Therapeutics, Inc. (a)(b)	121,741	602,618
Shattuck Labs, Inc. (a)	45,417	118,538
Sigilon Therapeutics, Inc. (a)	1,429	6,002
Silo Pharma, Inc.	996	2,141
Societal Cdmo, Inc. (a)(b)	77,004	53,903
Soleno Therapeutics, Inc. (a)	6,196	32,653
Solid Biosciences, Inc. (a)	7,794	48,167
Soligenix, Inc. (a)(b)	2,662	1,932
Sonnet Biotherapeutics Holding (a)(b)	9,291	4,756
Spectrum Pharmaceuticals, Inc. (a)	247,249	264,556
Spero Therapeutics, Inc. (a)	59,965	104,339
SpringWorks Therapeutics, Inc. (a)(b)	58,812	1,610,273
Spruce Biosciences, Inc. (a)(b)	9,911	24,084
SQZ Biotechnologies Co. (a)(b)	20,524	11,391
Stoke Therapeutics, Inc. (a)	28,240	316,288
Summit Therapeutics, Inc. (a)(b)	47,115	76,797
Surface Oncology, Inc. (a)	58,553	45,970
Surrozen, Inc. (a)	21,025	13,036
Sutro Biopharma, Inc. (a)	66,685	299,416
Synaptogenix, Inc. (a)	7,226	6,070
Syndax Pharmaceuticals, Inc. (a)	84,569	1,688,843
Synlogic, Inc. (a)	52,624	27,628
Syros Pharmaceuticals, Inc. (a)(b)	15,844	60,999
T2 Biosystems, Inc. (a)(b)	9,369	843
Talaris Therapeutics, Inc. (a)	25,950	68,768
Tango Therapeutics, Inc. (a)	53,934	145,622
Taysha Gene Therapies, Inc. (a)	49,722	34,751
Tempest Therapeutics, Inc. (a)(b)	17,014	26,031
Tenax Therapeutics, Inc. (a)	966	350
Tenaya Therapeutics, Inc. (a)	45,603	328,342
TG Therapeutics, Inc. (a)	181,790	4,841,068
Theriva Biologics, Inc. (a)(b)	14,857	10,251
TONIX Pharmaceuticals Holding (a)(b)	9,136	16,353
TRACON Pharmaceuticals, Inc. (a)	21,595	12,460
TransCode Therapeutics, Inc. (a)	198	832
Travere Therapeutics, Inc. (a)	83,709	1,497,554
Trevena, Inc. (a)	7,358	8,388
TScan Therapeutics, Inc. (a)	16,223	37,313
Twist Bioscience Corp. (a)(b)	75,527	1,144,234
Tyra Biosciences, Inc. (a)(b)	18,351	265,539
Ultragenyx Pharmaceutical, Inc. (a)	92,936	4,587,321
uniQure B.V. (a)	54,124	1,044,052
United Therapeutics Corp. (a)	60,005	12,585,449
UNITY Biotechnology, Inc. (a)(b)	13,925	41,914
Vaccinex, Inc. (a)	26,583	10,769
Vanda Pharmaceuticals, Inc. (a)	74,621	443,995
Vaxart, Inc. (a)(b)	159,715	194,852
Vaxcyte, Inc. (a)	97,460	4,826,219
Vaxxinity, Inc. Class A (a)(b)	49,604	88,295
VBI Vaccines, Inc. (a)(b)	9,105	27,042
Vera Therapeutics, Inc. (a)	37,279	311,280
Veracyte, Inc. (a)	94,702	2,450,888
Verastem, Inc. (a)	246,512	251,442
Vericel Corp. (a)	62,486	2,007,050
Vertex Pharmaceuticals, Inc. (a)	338,388	109,492,205
Verve Therapeutics, Inc. (a)(b)	54,491	843,521
Vigil Neuroscience, Inc. (a)	15,482	154,820
Viking Therapeutics, Inc. (a)	113,458	2,491,538
Vincerx Pharma, Inc. (a)	16,229	30,024
Vir Biotechnology, Inc. (a)	100,621	2,683,562
Viracta Therapeutics, Inc. (a)(b)	28,467	37,861
Viridian Therapeutics, Inc. (a)	53,300	1,270,139
Viridian Therapeutics, Inc. rights (a)(c)	33,262	0
Virios Therapeutics, Inc. (a)(b)	26,275	45,193
VistaGen Therapeutics, Inc. (a)(b)	213,363	30,319
Vor Biopharma, Inc. (a)(b)	43,238	203,219
Voyager Therapeutics, Inc. (a)	35,608	405,575
vTv Therapeutics, Inc. Class A (a)(b)	31,879	25,184
Werewolf Therapeutics, Inc. (a)	18,213	58,099
Windtree Therapeutics, Inc. (a)(b)	168	215
X4 Pharmaceuticals, Inc. (a)	142,009	288,278
Xbiotech, Inc. (a)	21,760	110,867
Xencor, Inc. (a)	79,911	2,165,588
Xenetic Biosciences, Inc. (a)(b)	714	2,092
Xilio Therapeutics, Inc. (a)(b)	9,535	29,082
XOMA Corp. (a)(b)	10,782	183,294
Y-mAbs Therapeutics, Inc. (a)	44,480	361,622
Yield10 Bioscience, Inc. (a)(b)	5,106	14,195
Zentalis Pharmaceuticals, Inc. (a)	58,148	1,514,174
		1,426,388,132
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	2,295,021	234,092,142
Accelerate Diagnostics, Inc. (a)(b)	75,243	52,730
Accuray, Inc. (a)(b)	129,627	478,324
Acutus Medical, Inc. (a)	25,878	21,996
Aethlon Medical, Inc. (a)	15,750	4,783
Align Technology, Inc. (a)	95,590	27,019,469
Alphatec Holdings, Inc. (a)	91,564	1,388,110
Angiodynamics, Inc. (a)	51,873	490,719
Apyx Medical Corp. (a)(b)	37,567	237,799
Artivion, Inc. (a)	53,329	798,868
Asensus Surgical, Inc. (a)(b)	331,322	172,287
Aspira Women's Health, Inc. (a)(b)	4,642	14,901
Atricure, Inc. (a)	61,638	2,771,861
Atrion Corp.	1,780	926,241
Avanos Medical, Inc. (a)	62,285	1,525,983
Avinger, Inc. (a)(b)	4,588	2,485
AxoGen, Inc. (a)	55,600	472,600
Axonics Modulation Technologies, Inc. (a)	65,501	3,169,593
Baxter International, Inc.	664,861	27,073,140
Becton, Dickinson & Co.	373,654	90,334,591
Beyond Air, Inc. (a)(b)	31,818	167,363
BioLase Technology, Inc. (a)(b)	6,828	556
Biomerica, Inc. (a)(b)	14,116	19,339
BioSig Technologies, Inc. (a)(b)	55,689	86,318
Bioventus, Inc. (a)(b)	38,883	105,179
Bluejay Diagnostics, Inc. (a)(b)	8,427	1,991
Boston Scientific Corp. (a)	1,884,114	96,994,189
Butterfly Network, Inc. Class A (a)(b)	195,948	478,113
Cerus Corp. (a)	242,376	518,685
ClearPoint Neuro, Inc. (a)(b)	28,215	217,256
Co.-Diagnostics, Inc. (a)(b)	42,475	46,298
ConforMis, Inc. (a)(b)	9,880	10,967
CONMED Corp. (b)	40,175	4,873,228
Cue Health, Inc. (a)	120,599	91,836
Cutera, Inc. (a)(b)	24,132	405,659
CVRx, Inc. (a)	13,746	172,100
CytoSorbents Corp. (a)(b)	49,678	147,544
DarioHealth Corp. (a)(b)	26,791	104,485
Delcath Systems, Inc. (a)(b)	12,011	95,608
Dentsply Sirona, Inc.	283,183	10,228,570
DexCom, Inc. (a)	508,637	59,642,775
Eargo, Inc. (a)	2,704	12,871
Edwards Lifesciences Corp. (a)	813,894	68,554,292
Ekso Bionics Holdings, Inc. (a)(b)	11,780	15,903
electroCore, Inc. (a)	4,747	23,070
Electromed, Inc. (a)(b)	8,530	99,716
Embecta Corp.	75,688	2,094,287
ENDRA Life Sciences, Inc. (a)(b)	4,655	6,889
Enovis Corp. (a)	62,878	3,315,557
Envista Holdings Corp. (a)	214,806	6,850,163
Envveno Medical Corp. (a)(b)	8,634	25,125
Femasys, Inc. (a)	2,323	1,626
Figs, Inc. Class A (a)(b)	168,471	1,388,201
Fonar Corp. (a)	7,338	125,627
GE Healthcare Holding LLC	478,001	38,005,860
Glaukos Corp. (a)	62,999	3,592,203
Globus Medical, Inc. (a)	102,260	5,535,334
Haemonetics Corp. (a)	66,575	5,632,245
Heartbeam, Inc. (a)(b)	6,689	15,719
Helius Medical Technologies, Inc. (U.S.) (a)(b)	21,732	3,368
Heska Corp. (a)	13,359	1,599,473
Hologic, Inc. (a)	324,525	25,601,777
Hyperfine, Inc. (a)(b)	58,309	95,627
ICU Medical, Inc. (a)(b)	26,595	4,651,200
IDEXX Laboratories, Inc. (a)	108,986	50,653,423
Inari Medical, Inc. (a)(b)	63,759	3,851,044
Inogen, Inc. (a)	32,713	344,468
Inspire Medical Systems, Inc. (a)	38,239	11,184,525
Insulet Corp. (a)	91,379	25,060,691
Integer Holdings Corp. (a)	43,742	3,580,720
Integra LifeSciences Holdings Corp. (a)	95,836	3,636,976
Intuitive Surgical, Inc. (a)	461,153	141,961,340
InVivo Therapeutics Holdings Corp. (a)(b)	2,425	3,128
INVO Bioscience, Inc. (a)	10,569	2,691
IRadimed Corp.	9,945	467,713
iRhythm Technologies, Inc. (a)	39,693	4,535,719
Iridex Corp. (a)	16,065	34,540
Kewaunee Scientific Corp. (a)	406	6,261
Know Labs, Inc. (b)	9,710	11,361
KORU Medical Systems, Inc. (a)	46,269	169,576
Lantheus Holdings, Inc. (a)	90,588	7,844,015
LeMaitre Vascular, Inc. (b)	25,795	1,620,958
LENSAR, Inc. (a)	10,457	30,744
LivaNova PLC (a)	70,786	3,134,404
LogicMark, Inc. (a)(b)	489	1,359
Lucid Diagnostics, Inc. (a)(b)	8,730	13,881
Masimo Corp. (a)	63,640	10,299,498
Medtronic PLC	1,750,896	144,904,153
Merit Medical Systems, Inc. (a)	75,004	6,180,330
Mesa Laboratories, Inc. (b)	6,757	874,964
Microbot Medical, Inc. (a)(b)	4,719	9,249
Milestone Scientific, Inc. (a)	46,839	47,776
Minerva Surgical, Inc. (a)	7,681	1,515
Motus GI Holdings, Inc. (a)(b)	2,749	1,831
Myomo, Inc. (a)(b)	8,164	4,511
NanoVibronix, Inc. (a)	1,540	5,975
Nemaura Medical, Inc. (a)(b)	7,006	3,495
Neogen Corp. (a)	285,587	4,994,917
NeuroMetrix, Inc. (a)(b)	7,672	7,749
Neuronetics, Inc. (a)	40,668	111,024
NeuroOne Medical Technologies Corp. (a)(b)	18,788	22,733
NeuroPace, Inc. (a)(b)	13,196	58,722
Nevro Corp. (a)	47,011	1,295,623
NEXGEL, Inc. (a)(b)	5,058	11,785
Novocure Ltd. (a)	118,916	8,539,358
NuVasive, Inc. (a)	67,988	2,594,422
Nuwellis, Inc. (a)	599	1,587
Omnicell, Inc. (a)	59,028	4,333,836
OraSure Technologies, Inc. (a)	95,074	478,222
Orchestra BioMed Holdings, Inc. (a)(b)	17,444	261,660
Orthofix International NV (a)	46,420	867,590
OrthoPediatrics Corp. (a)	21,691	937,051
Outset Medical, Inc. (a)	64,107	1,335,349
Owlet, Inc. (a)(b)	82,343	18,157
Paragon 28, Inc. (a)	33,640	604,847
PAVmed, Inc. (a)(b)	94,070	37,731
Penumbra, Inc. (a)	49,957	15,353,784
PetVivo Holdings, Inc. (a)(b)	3,291	6,845
Predictive Oncology, Inc. (a)(b)	3,652	11,796
Pro-Dex, Inc. (a)	3,251	61,769
PROCEPT BioRobotics Corp. (a)	43,484	1,454,540
Pulmonx Corp. (a)	49,499	594,483
Pulse Biosciences, Inc. (a)(b)	19,561	121,278
QuidelOrtho Corp. (a)	70,638	6,014,119
Ra Medical Systems, Inc. (a)(b)	480	504
Reshape Lifesciences, Inc. (a)(b)	448	1,080
ResMed, Inc.	193,441	40,775,428
Retractable Technologies, Inc. (a)	21,929	23,683
Rockwell Medical Technologies, Inc. (a)	8,225	27,307
RxSight, Inc. (a)	22,713	553,516
Sanara Medtech, Inc. (a)(b)	4,569	153,244
SeaStar Medical Holding Corp. (Class A) (a)	1,738	904
Semler Scientific, Inc. (a)	6,386	175,551
Senseonics Holdings, Inc. (a)(b)	647,646	414,753
Sensus Healthcare, Inc. (a)(b)	16,647	44,780
Shockwave Medical, Inc. (a)	47,596	13,093,184
SI-BONE, Inc. (a)	39,828	1,002,869
Sientra, Inc. (a)(b)	6,798	11,285
Sight Sciences, Inc. (a)	32,520	311,867
Silk Road Medical, Inc. (a)(b)	49,725	1,501,198
Sintx Technologies, Inc. (a)(b)	164	241
SmileDirectClub, Inc. (a)(b)	148,248	52,643
Sonendo, Inc. (a)(b)	49,233	62,526
Staar Surgical Co. (a)(b)	63,937	3,709,625
Stereotaxis, Inc. (a)(b)	55,805	126,677
STERIS PLC	130,772	26,150,477
STRATA Skin Sciences, Inc. (a)	2,761	2,471
Stryker Corp.	443,674	122,267,681
Surgalign Holdings, Inc. (a)(b)	6,071	4,924
SurModics, Inc. (a)	18,710	342,954
Tactile Systems Technology, Inc. (a)(b)	26,816	563,672
Talis Biomedical Corp. (a)(b)	14,676	7,197
Tandem Diabetes Care, Inc. (a)	85,612	2,225,056
Tela Bio, Inc. (a)	14,730	149,215
Teleflex, Inc. (b)	61,745	14,494,639
Tenon Medical, Inc. (a)(b)	3,148	3,652
The Cooper Companies, Inc.	64,933	24,124,557
Thermogenesis Holdings, Inc. (a)(b)	1,538	1,999
Tivic Health Systems, Inc. (a)(b)	2,667	288
TransMedics Group, Inc. (a)	42,050	3,055,353
Treace Medical Concepts, Inc. (a)	46,258	1,230,463
UFP Technologies, Inc. (a)	9,208	1,423,833
Utah Medical Products, Inc.	4,644	434,168
Vapotherm, Inc. (a)(b)	30,960	18,886
Varex Imaging Corp. (a)(b)	53,640	1,182,226
Venus Concept, Inc. (a)(b)	1,911	4,147
Vicarious Surgical, Inc. (a)(b)	48,977	102,852
ViewRay, Inc. (a)	190,278	104,843
Vivani Medical, Inc. (a)(b)	17,944	23,507
VolitionRx Ltd. (a)(b)	49,412	76,589
Zimmer Biomet Holdings, Inc.	275,970	35,142,020
Zimvie, Inc. (a)	26,244	261,915
Zomedica Corp. (a)(b)	1,260,724	249,623
Zynex, Inc. (a)(b)	29,195	273,849
		1,499,282,546
Health Care Providers & Services - 2.8%
23andMe Holding Co. Class A (a)(b)	387,894	744,756
Acadia Healthcare Co., Inc. (a)	119,814	8,462,463
Accolade, Inc. (a)	83,562	1,006,086
AdaptHealth Corp. (a)	102,678	1,076,065
Addus HomeCare Corp. (a)	21,473	1,935,791
Agiliti, Inc. (a)(b)	44,800	733,376
agilon health, Inc. (a)(b)	384,437	7,642,608
AirSculpt Technologies, Inc. (b)	11,914	100,554
Akumin, Inc. (a)	72,299	28,616
Alignment Healthcare, Inc. (a)	111,332	653,519
Amedisys, Inc. (a)	42,949	3,261,118
AmerisourceBergen Corp.	212,761	36,201,284
AMN Healthcare Services, Inc. (a)	57,094	5,421,646
Apollo Medical Holdings, Inc. (a)(b)	52,454	1,658,595
ATI Physical Therapy, Inc. (a)(b)	88,629	15,581
Aveanna Healthcare Holdings, Inc. (a)	63,712	75,180
Biodesix, Inc. (a)	20,961	29,345
Brookdale Senior Living, Inc. (a)	249,784	861,755
Cano Health, Inc. (a)(b)	249,607	339,466
Cardinal Health, Inc.	338,954	27,895,914
CareMax, Inc. Class A (a)	100,371	263,976
Castle Biosciences, Inc. (a)	33,140	809,610
Centene Corp. (a)	725,100	45,253,491
Chemed Corp.	19,583	10,452,818
Cigna Group	393,154	97,270,231
Clover Health Investments Corp. (a)(b)	406,753	344,479
Community Health Systems, Inc. (a)	166,138	543,271
Corvel Corp. (a)	11,957	2,336,876
Cosmos Health, Inc. (a)(b)	12,476	42,668
Cross Country Healthcare, Inc. (a)	46,938	1,196,919
CVS Health Corp.	1,690,088	114,976,687
DaVita HealthCare Partners, Inc. (a)	72,358	6,777,774
DocGo, Inc. Class A (a)	110,144	985,789
Elevance Health, Inc.	314,374	140,782,965
Encompass Health Corp.	131,113	8,131,628
Enhabit Home Health & Hospice (a)	64,698	696,150
Enzo Biochem, Inc. (a)(b)	52,369	115,212
Fulgent Genetics, Inc. (a)	25,930	1,031,236
GeneDx Holdings Corp. Class A (a)(b)	23,677	178,051
Great Elm Group, Inc. (a)	30,049	60,999
Guardant Health, Inc. (a)	151,656	4,446,554
HCA Holdings, Inc.	278,908	73,684,705
HealthEquity, Inc. (a)	111,816	6,127,517
Henry Schein, Inc. (a)	178,366	13,181,247
Hims & Hers Health, Inc. (a)(b)	161,968	1,447,994
Humana, Inc.	164,495	82,555,106
IMAC Holdings, Inc. (a)	24,559	3,178
InfuSystems Holdings, Inc. (a)	25,467	222,836
Innovage Holding Corp. (a)	23,860	160,578
Invitae Corp. (a)(b)	310,940	332,706
Laboratory Corp. of America Holdings	116,553	24,771,009
LifeStance Health Group, Inc. (a)(b)	125,084	1,024,438
McKesson Corp.	180,206	70,431,713
Modivcare, Inc. (a)(b)	17,075	767,180
Molina Healthcare, Inc. (a)	76,880	21,057,432
MSP Recovery, Inc. (a)	33,216	20,893
National Healthcare Corp.	18,572	1,127,320
National Research Corp. Class A	18,540	832,446
NeoGenomics, Inc. (a)	166,449	2,859,594
Novo Integrated Sciences, Inc. (a)	4,809	635
Ontrak, Inc. (a)(b)	7,794	3,507
Opko Health, Inc. (a)(b)	543,345	755,250
Option Care Health, Inc. (a)	222,165	6,120,646
Owens & Minor, Inc. (a)	100,999	2,051,290
P3 Health Partners, Inc. Class A (a)(b)	41,550	168,278
Patterson Companies, Inc.	114,339	2,994,538
Pediatrix Medical Group, Inc. (a)	108,768	1,446,614
Pennant Group, Inc. (a)	37,349	448,188
PetIQ, Inc. Class A (a)(b)	33,952	432,209
Precipio, Inc. (a)	20,654	11,979
Premier, Inc.	157,062	3,926,550
Privia Health Group, Inc. (a)	122,827	3,064,534
Progyny, Inc. (a)(b)	99,268	3,697,733
Psychemedics Corp.	2,812	13,329
Quest Diagnostics, Inc.	145,872	19,349,921
R1 RCM, Inc. (a)	181,286	2,945,898
RadNet, Inc. (a)	64,524	1,867,325
Regional Health Properties, Inc. (a)	1,040	3,141
Select Medical Holdings Corp.	137,489	3,763,074
Sonida Senior Living, Inc. (a)(b)	3,889	32,201
Star Equity Holdings, Inc. (a)(b)	11,072	11,293
SunLink Health Systems, Inc. (a)	3,788	3,636
Surgery Partners, Inc. (a)	88,940	3,333,471
Talkspace, Inc. Class A (a)	120,778	129,232
Tenet Healthcare Corp. (a)	142,165	10,122,148
The Ensign Group, Inc.	73,439	6,507,430
The Joint Corp. (a)	18,473	261,947
The Oncology Institute, Inc. (a)(b)	31,321	13,390
U.S. Physical Therapy, Inc. (b)	19,493	1,991,210
UnitedHealth Group, Inc.	1,229,831	599,222,856
Universal Health Services, Inc. Class B	84,317	11,140,805
Vivos Therapeutics, Inc. (a)(b)	21,264	8,114
		1,521,291,366
Health Care Technology - 0.1%
Akili, Inc. (a)(b)	45,636	53,394
American Well Corp. (a)	324,340	716,791
Augmedix, Inc. (a)(b)	36,967	136,778
Better Therapeutics, Inc. (a)	13,172	9,222
Biotricity, Inc. (a)(b)	48,003	33,122
CareCloud, Inc. (a)	12,276	34,496
Certara, Inc. (a)	138,831	2,884,908
Computer Programs & Systems, Inc. (a)	17,916	427,476
Definitive Healthcare Corp. (a)(b)	47,726	464,851
Doximity, Inc. (a)(b)	156,533	4,800,867
Evolent Health, Inc. (a)	119,544	3,483,512
Forian, Inc. (a)(b)	20,460	48,899
GoodRx Holdings, Inc. (a)	100,241	544,309
Health Catalyst, Inc. (a)	73,037	822,397
HealthStream, Inc.	32,466	747,367
HTG Molecular Diagnostics (a)	313	667
iCAD, Inc. (a)	28,299	36,506
iSpecimen, Inc. (a)	3,041	3,892
Lifemd, Inc. (a)(b)	32,416	63,211
MultiPlan Corp. Class A (a)(b)	325,096	451,883
Nextgen Healthcare, Inc. (a)	71,207	1,108,693
OptimizeRx Corp. (a)	21,972	308,487
Phreesia, Inc. (a)	69,777	2,094,706
Schrodinger, Inc. (a)	70,509	2,358,526
SCWorx, Corp. (a)	5,597	1,410
Sharecare, Inc. Class A (a)	412,762	615,015
Simulations Plus, Inc. (b)	21,461	948,362
Streamline Health Solutions, Inc. (a)	32,601	48,902
Tabula Rasa HealthCare, Inc. (a)(b)	35,150	186,647
Teladoc Health, Inc. (a)(b)	212,132	4,910,856
Trxade Health, Inc. (a)	1,931	541
UpHealth, Inc. (a)(b)	7,782	11,829
Veeva Systems, Inc. Class A (a)	185,438	30,727,077
Veradigm, Inc. (a)(b)	144,756	1,705,226
		60,790,825
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (a)	125,881	6,603,717
Adaptive Biotechnologies Corp. (a)	144,190	1,003,562
Agilent Technologies, Inc.	389,237	45,023,044
Akoya Biosciences, Inc. (a)	21,769	122,559
Alpha Teknova, Inc. (a)	9,050	34,752
Applied DNA Sciences, Inc. (a)(b)	17,493	19,242
Avantor, Inc. (a)	887,777	17,702,273
Azenta, Inc. (a)	91,055	3,938,129
Bio-Rad Laboratories, Inc. Class A (a)	28,364	10,589,699
Bio-Techne Corp.	207,079	16,936,991
BioLife Solutions, Inc. (a)(b)	45,509	1,062,635
BioNano Genomics, Inc. (a)(b)	369,845	255,896
Bruker Corp.	131,719	9,101,783
Champions Oncology, Inc. (a)	6,780	33,222
Charles River Laboratories International, Inc. (a)	66,992	12,954,913
ChromaDex, Inc. (a)	68,136	96,072
Codexis, Inc. (a)	94,711	209,311
CryoPort, Inc. (a)	65,179	1,199,945
Cytek Biosciences, Inc. (a)(b)	104,024	812,427
Danaher Corp.	862,665	198,085,137
Harvard Bioscience, Inc. (a)	50,288	281,110
Illumina, Inc. (a)	207,087	40,723,659
Inotiv, Inc. (a)(b)	22,399	136,186
IQVIA Holdings, Inc. (a)	244,352	48,115,352
Maravai LifeSciences Holdings, Inc. (a)	144,444	1,854,661
MaxCyte, Inc. (a)	119,283	486,675
Medpace Holdings, Inc. (a)	33,131	6,857,123
Mettler-Toledo International, Inc. (a)	29,090	38,453,198
Miromatrix Medical, Inc. (a)(b)	14,231	13,519
Nanostring Technologies, Inc. (a)	58,165	342,592
Nautilus Biotechnology, Inc. (a)	63,734	182,279
OmniAb, Inc. (a)	140,235	605,815
Pacific Biosciences of California, Inc. (a)	301,059	3,727,110
Personalis, Inc. (a)	47,183	84,929
Phenomex, Inc. (a)	89,474	62,632
Quanterix Corp. (a)	45,519	892,628
Quantum-Si, Inc. (a)(b)	107,945	162,997
Rapid Micro Biosystems, Inc. (a)	15,369	16,137
Revvity, Inc.	166,295	19,177,139
Science 37 Holdings, Inc. (a)(b)	72,676	18,634
Seer, Inc. (a)	46,836	172,356
Singular Genomics Systems, Inc. (a)(b)	59,283	62,544
SomaLogic, Inc. Class A (a)	204,881	620,789
Sotera Health Co. (a)	130,499	1,838,731
Standard BioTools, Inc. (a)	85,149	200,100
Syneos Health, Inc. (a)	136,801	5,690,922
Telesis Bio, Inc. (a)(b)	11,530	18,448
Thermo Fisher Scientific, Inc.	516,185	262,459,425
Waters Corp. (a)	78,185	19,641,636
West Pharmaceutical Services, Inc.	97,433	32,604,005
		811,288,640
Pharmaceuticals - 3.8%
9 Meters Biopharma, Inc. (a)(b)	14,800	10,360
AcelRx Pharmaceuticals, Inc. (a)(b)	9,920	9,880
Acer Therapeutics, Inc. (a)(b)	14,533	12,934
Aclaris Therapeutics, Inc. (a)	69,547	580,717
Adamis Pharmaceuticals Corp. (a)(b)	2,388	4,991
Adial Pharmaceuticals, Inc. (a)(b)	23,937	6,295
Agile Therapeutics, Inc. (a)(b)	502	1,903
Alimera Sciences, Inc. (a)(b)	3,266	8,982
Amneal Pharmaceuticals, Inc. (a)	125,264	293,118
Amphastar Pharmaceuticals, Inc. (a)	50,003	2,218,633
Amylyx Pharmaceuticals, Inc. (a)	53,265	1,315,113
AN2 Therapeutics, Inc. (a)(b)	6,067	34,036
Angion Biomedica Corp. (a)	4,530	4,439
ANI Pharmaceuticals, Inc. (a)	16,453	742,688
Aquestive Therapeutics, Inc. (a)(b)	53,568	123,742
Artelo Biosciences, Inc. (a)(b)	3,048	5,334
Arvinas Holding Co. LLC (a)	63,836	1,393,540
Assertio Holdings, Inc. (a)(b)	64,026	405,285
Atea Pharmaceuticals, Inc. (a)	94,288	376,209
Athira Pharma, Inc. (a)	38,518	106,695
Avenue Therapeutics, Inc. (a)(b)	6,236	6,735
Axsome Therapeutics, Inc. (a)(b)	45,238	3,337,660
Aytu BioScience, Inc. (a)(b)	1,593	2,660
Baudax Bio, Inc. (a)(b)	189	99
Biofrontera, Inc. (a)(b)	19,681	9,250
Biote Corp. Class A (a)	10,014	54,777
Bright Green Corp. (a)(b)	77,441	79,764
Bristol-Myers Squibb Co.	2,798,878	180,359,698
Calcimedica, Inc. (a)	940	3,854
Cara Therapeutics, Inc. (a)	56,490	179,638
Cassava Sciences, Inc. (a)(b)	51,970	1,180,239
Catalent, Inc. (a)	237,126	8,828,201
Citius Pharmaceuticals, Inc. (a)(b)	187,856	217,913
Clearside Biomedical, Inc. (a)(b)	63,524	68,606
Clever Leaves Holdings, Inc. (a)	30,908	7,715
CNS Pharmaceuticals, Inc. (a)(b)	756	1,391
Cocrystal Pharma, Inc. (a)(b)	8,667	18,721
Cognition Therapeutics, Inc. (a)	16,309	33,433
Collegium Pharmaceutical, Inc. (a)(b)	44,046	972,095
Context Therapeutics, Inc. (a)(b)	13,624	11,853
Corcept Therapeutics, Inc. (a)	119,071	2,796,978
CorMedix, Inc. (a)(b)	52,068	250,447
Cumberland Pharmaceuticals, Inc. (a)	22,081	35,550
CymaBay Therapeutics, Inc. (a)	117,782	1,057,682
Dare Bioscience, Inc. (a)	97,011	97,981
DICE Therapeutics, Inc. (a)	44,736	1,414,105
Durect Corp. (a)	28,773	176,954
Edgewise Therapeutics, Inc. (a)	55,206	558,685
Elanco Animal Health, Inc. (a)	589,283	4,802,656
Elanco Animal Health, Inc. rights (a)(c)	26,032	0
Eli Lilly & Co.	1,038,094	445,819,849
Eloxx Pharmaceuticals, Inc. (a)(b)	1,607	10,815
Enliven Therapeutics, Inc. (a)(b)	4,922	90,073
Enliven Therapeutics, Inc. rights (a)(c)	19,688	0
Enveric Biosciences, Inc. (a)(b)	880	3,687
Esperion Therapeutics, Inc. (a)	82,158	111,735
Eton Pharmaceuticals, Inc. (a)(b)	27,239	107,866
Evoke Pharma, Inc. (a)	2,958	4,822
Evolus, Inc. (a)	51,427	465,414
Eyenovia, Inc. (a)	33,330	94,657
Eyepoint Pharmaceuticals, Inc. (a)(b)	30,883	186,842
Fulcrum Therapeutics, Inc. (a)	68,566	186,500
Gri Bio, Inc. (a)(b)	115	689
Harmony Biosciences Holdings, Inc. (a)(b)	39,528	1,366,878
Harrow Health, Inc. (a)	36,417	686,825
Hepion Pharmaceuticals, Inc. (a)(b)	3,403	32,669
Hoth Therapeutics, Inc. (a)	702	1,109
Ikena Oncology, Inc. (a)	33,430	215,624
Innoviva, Inc. (a)(b)	81,599	1,100,771
Intra-Cellular Therapies, Inc. (a)	116,275	6,904,410
Jaguar Health, Inc. (a)(b)	891	591
Jazz Pharmaceuticals PLC (a)	83,001	10,637,408
Johnson & Johnson	3,441,373	533,619,297
Journey Medical Corp. (a)(b)	2,483	2,806
Kala Pharmaceuticals, Inc. (a)(b)	1,032	14,758
Kiora Pharmaceuticals, Inc. (a)(b)	1,944	4,082
Landos Biopharma, Inc. (a)(b)	2,067	5,705
Lexaria Bioscience Corp. (a)(b)	5,481	4,071
Ligand Pharmaceuticals, Inc. Class B (a)	21,334	1,495,087
Lipocine, Inc. (a)(b)	5,985	27,531
Liquidia Corp. (a)	64,723	525,551
Longboard Pharmaceuticals, Inc. (a)	19,159	132,772
Lyra Therapeutics, Inc. (a)(b)	20,602	52,947
Mallinckrodt PLC (a)	20,211	55,580
Marinus Pharmaceuticals, Inc. (a)	60,433	429,679
Merck & Co., Inc.	3,337,424	368,484,984
Mind Medicine (MindMed), Inc. (a)(b)	42,337	149,873
MyMD Pharmaceuticals, Inc. (a)(b)	36,903	64,211
Nektar Therapeutics (a)	234,203	135,861
NGM Biopharmaceuticals, Inc. (a)	47,839	144,952
NovaBay Pharmaceuticals, Inc. (a)(b)	1,200	780
Novan, Inc. (a)(b)	27,734	37,718
NRX Pharmaceuticals, Inc. (a)(b)	52,889	37,022
Nutriband, Inc. (a)	7,434	20,890
Nuvation Bio, Inc. (a)	176,529	285,977
Ocular Therapeutix, Inc. (a)(b)	103,346	661,414
Ocuphire Pharma, Inc. (a)(b)	22,473	86,746
Ocuphire Pharma, Inc. rights (a)(c)	259	0
Omeros Corp. (a)(b)	83,576	518,171
Onconova Therapeutics, Inc. (a)(b)	21,108	24,696
OptiNose, Inc. (a)	95,818	119,773
Organon & Co.	334,808	6,491,927
Pacira Biosciences, Inc. (a)	60,993	2,319,564
Palisade Bio, Inc. (a)(b)	2,026	2,674
Palisade Bio, Inc. rights (a)(c)	122	0
Paratek Pharmaceuticals, Inc. (a)(b)	56,694	86,742
Perrigo Co. PLC	177,791	5,682,200
Petros Pharmaceuticals, Inc. (a)(b)	1,160	2,703
Pfizer, Inc.	7,388,420	280,907,728
Phathom Pharmaceuticals, Inc. (a)(b)	30,514	358,845
Phibro Animal Health Corp. Class A	25,601	340,493
Pliant Therapeutics, Inc. (a)	55,931	1,209,788
Prestige Brands Holdings, Inc. (a)	66,141	3,785,249
Processa Pharmaceuticals, Inc. (a)(b)	12,599	7,811
ProPhase Labs, Inc. (b)	16,882	160,210
Pulmatrix, Inc. (a)	4,155	11,302
Rain Oncology, Inc. (a)(b)	20,945	23,249
Rani Therapeutics Holdings, Inc. (a)(b)	12,821	52,310
Reata Pharmaceuticals, Inc. (a)(b)	36,789	3,312,849
Relmada Therapeutics, Inc. (a)	32,953	93,587
Revance Therapeutics, Inc. (a)	108,864	3,326,884
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	20,000	122,200
Royalty Pharma PLC	488,060	15,979,084
RVL Pharmaceuticals PLC (a)(b)	38,637	32,455
Satsuma Pharmaceuticals, Inc. (a)	25,923	27,219
Scilex Holding Co.	82,478	441,670
scPharmaceuticals, Inc. (a)(b)	21,843	231,973
SCYNEXIS, Inc. (a)(b)	37,436	93,590
Seelos Therapeutics, Inc. (a)(b)	127,031	118,304
SenesTech, Inc. (a)(b)	327	379
SIGA Technologies, Inc.	49,138	275,664
Sonoma Pharmaceuticals, Inc. (a)(b)	1,722	1,653
Supernus Pharmaceuticals, Inc. (a)	71,906	2,382,965
Tarsus Pharmaceuticals, Inc. (a)	23,434	392,520
Terns Pharmaceuticals, Inc. (a)(b)	39,036	414,172
TFF Pharmaceuticals, Inc. (a)	24,329	11,191
TherapeuticsMD, Inc. (a)	11,320	46,978
Theravance Biopharma, Inc. (a)(b)	77,626	867,859
Theseus Pharmaceuticals, Inc. (a)(b)	18,464	134,418
Third Harmonics Bio, Inc. (b)	17,774	85,137
Timber Pharmaceuticals, Inc. (a)(b)	5,291	7,672
Titan Pharmaceuticals, Inc. (a)(b)	10,454	7,987
Trevi Therapeutics, Inc. (a)	45,267	97,777
Ventyx Biosciences, Inc. (a)	36,947	1,273,563
Verrica Pharmaceuticals, Inc. (a)(b)	24,053	136,381
Viatris, Inc.	1,595,386	14,597,782
Virpax Pharmaceuticals, Inc. (a)(b)	10,445	8,198
Vyne Therapeutics, Inc. (a)(b)	2,650	16,669
WAVE Life Sciences (a)	85,637	339,123
Xeris Biopharma Holdings, Inc. (a)(b)	184,902	473,349
Xeris Biopharma Holdings, Inc. rights (a)(c)	47,594	0
Zevra Therapeutics, Inc. (a)(b)	39,576	199,463
Zoetis, Inc. Class A	613,428	99,994,898
Zynerba Pharmaceuticals, Inc. (a)	44,979	15,023
		2,036,395,833
TOTAL HEALTH CARE		7,355,437,342
INDUSTRIALS - 9.5%
Aerospace & Defense - 1.6%
AAR Corp. (a)	43,219	2,165,704
Aerojet Rocketdyne Holdings, Inc. (a)	98,218	5,350,917
AeroVironment, Inc. (a)	33,166	3,098,036
AerSale Corp. (a)	20,065	301,376
Air Industries Group, Inc. (a)(b)	2,013	7,106
Archer Aviation, Inc. Class A (a)(b)	193,066	575,337
Astra Space, Inc. Class A (a)(b)	170,165	61,242
Astronics Corp. (a)	34,420	547,278
Axon Enterprise, Inc. (a)	88,903	17,150,278
BWX Technologies, Inc.	120,125	7,245,940
Byrna Technologies, Inc. (a)(b)	19,154	89,449
Cadre Holdings, Inc.	20,398	426,318
CPI Aerostructures, Inc. (a)	4,218	15,100
Curtiss-Wright Corp.	50,599	7,997,678
Ducommun, Inc. (a)	14,579	597,156
General Dynamics Corp.	296,120	60,461,782
HEICO Corp.	55,750	8,617,835
HEICO Corp. Class A	87,843	10,703,670
Hexcel Corp.	110,931	7,653,130
Howmet Aerospace, Inc.	484,198	20,699,465
Huntington Ingalls Industries, Inc.	52,487	10,569,832
Innovative Solutions & Support, Inc. (a)	19,515	128,018
Kaman Corp.	37,708	783,572
Kratos Defense & Security Solutions, Inc. (a)	167,936	2,206,679
L3Harris Technologies, Inc.	250,780	44,117,218
Lockheed Martin Corp.	299,015	132,765,650
Mercury Systems, Inc. (a)	77,130	3,130,707
Momentus, Inc. Class A (a)(b)	63,649	21,412
Moog, Inc. Class A	38,097	3,703,409
National Presto Industries, Inc.	6,437	479,814
Northrop Grumman Corp.	189,428	82,494,000
Park Aerospace Corp.	24,532	321,369
Parsons Corp. (a)	44,520	1,989,599
Raytheon Technologies Corp.	1,928,555	177,697,058
Redwire Corp. (a)(b)	24,304	59,302
Rocket Lab U.S.A., Inc. Class A (a)(b)	283,945	1,300,468
Sidus Space, Inc. Class A (a)	7,907	1,539
SIFCO Industries, Inc. (a)	5,271	13,441
Spirit AeroSystems Holdings, Inc. Class A	138,834	3,691,596
Terran Orbital Corp. Class A (a)(b)	75,995	88,914
Textron, Inc.	274,309	16,971,498
The Boeing Co. (a)	740,096	152,237,747
TransDigm Group, Inc.	68,233	52,788,460
Triumph Group, Inc. (a)	86,012	962,474
V2X, Inc. (a)	14,642	603,983
Virgin Galactic Holdings, Inc. (a)(b)	318,613	1,102,401
VirTra, Inc. (a)	12,401	96,852
Woodward, Inc.	78,770	8,303,146
		852,394,955
Air Freight & Logistics - 0.5%
Air T, Inc. (a)(b)	2,395	61,384
Air Transport Services Group, Inc. (a)	74,452	1,243,348
C.H. Robinson Worldwide, Inc. (b)	154,762	14,631,199
Expeditors International of Washington, Inc.	209,368	23,095,384
FedEx Corp.	305,543	66,602,263
Forward Air Corp.	35,231	3,426,919
GXO Logistics, Inc. (a)	156,313	8,741,023
Hub Group, Inc. Class A (a)	43,303	3,185,369
Radiant Logistics, Inc. (a)	46,916	293,225
United Parcel Service, Inc. Class B	960,483	160,400,661
		281,680,775
Building Products - 0.6%
A.O. Smith Corp.	166,954	10,675,039
AAON, Inc.	55,425	4,800,359
Advanced Drain Systems, Inc. (b)	82,404	7,974,235
Allegion PLC	115,410	12,088,043
Alpha PRO Tech Ltd. (a)(b)	13,086	48,680
American Woodmark Corp. (a)	21,902	1,303,169
Apogee Enterprises, Inc.	29,158	1,076,222
Applied UV, Inc. (a)	1,224	2,362
Armstrong World Industries, Inc.	60,192	3,758,388
AZZ, Inc.	33,030	1,153,077
Builders FirstSource, Inc. (a)	193,503	22,436,673
Carlisle Companies, Inc.	68,076	14,462,065
Carrier Global Corp.	1,097,574	44,890,777
CEA Industrie, Inc. (a)(b)	5,985	4,382
CSW Industrials, Inc.	20,623	2,922,692
Fortune Brands Home & Security, Inc.	168,454	10,183,044
Gibraltar Industries, Inc. (a)	41,223	2,155,963
Griffon Corp.	63,473	2,000,669
Hayward Holdings, Inc. (a)	182,427	1,981,157
Insteel Industries, Inc.	25,575	765,460
Janus International Group, Inc. (a)	107,169	946,302
Jeld-Wen Holding, Inc. (a)	111,887	1,464,601
Johnson Controls International PLC	904,525	54,000,143
Lennox International, Inc.	42,378	11,675,563
Masco Corp.	295,867	14,296,293
Masonite International Corp. (a)	29,538	2,601,412
MasterBrand, Inc. (a)	170,019	1,764,797
Molekule Group, Inc. (a)(b)	10,649	19,062
Owens Corning	122,684	13,044,990
PGT Innovations, Inc. (a)	79,476	1,976,568
Quanex Building Products Corp.	43,926	922,885
Resideo Technologies, Inc. (a)	193,202	3,097,028
Simpson Manufacturing Co. Ltd.	56,339	6,658,706
Tecnoglass, Inc.	26,497	1,012,185
The AZEK Co., Inc. (a)	159,348	3,704,841
Trane Technologies PLC	301,316	49,183,811
Trex Co., Inc. (a)	144,460	7,418,021
UFP Industries, Inc.	81,238	6,344,688
View, Inc. Class A (a)(b)	97,149	15,146
Zurn Elkay Water Solutions Cor (b)	191,945	4,320,682
		329,150,180
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	87,127	3,847,528
ACCO Brands Corp.	129,537	626,959
Acme United Corp.	4,128	103,117
ACV Auctions, Inc. Class A (a)	155,084	2,642,631
Aqua Metals, Inc. (a)(b)	85,861	88,437
ARC Document Solutions, Inc.	46,510	132,554
Aris Water Solution, Inc. Class A (b)	36,139	332,117
Aurora Innovation, Inc. (a)	492,369	694,240
Brady Corp. Class A	60,895	2,903,474
BrightView Holdings, Inc. (a)	52,622	347,305
Casella Waste Systems, Inc. Class A (a)	66,836	6,025,934
CECO Environmental Corp. (a)	39,199	421,781
Cimpress PLC (a)	26,028	1,243,618
Cintas Corp.	113,605	53,637,465
Clean Harbors, Inc. (a)	66,040	9,272,016
CompX International, Inc. Class A	2,265	42,129
Copart, Inc. (a)	563,850	49,387,622
CoreCivic, Inc. (a)	153,503	1,323,196
Deluxe Corp.	58,904	896,519
Driven Brands Holdings, Inc. (a)	73,381	1,822,050
DSS, Inc. (a)(b)	80,044	15,633
Ennis, Inc.	35,509	687,809
Fuel Tech, Inc. (a)	23,169	31,510
Greenwave Technology Solutions, Inc. (a)(b)	9,284	7,242
Harsco Corp. (a)	104,799	886,600
Healthcare Services Group, Inc.	97,513	1,317,401
Heritage-Crystal Clean, Inc. (a)	20,771	688,766
HNI Corp.	55,132	1,405,866
Interface, Inc.	75,715	524,705
JanOne, Inc. (a)(b)	1,372	1,619
Kimball International, Inc. Class B	45,381	558,186
Knightscope, Inc. Class A (a)(b)	44,302	16,901
Liquidity Services, Inc. (a)	32,800	496,264
Matthews International Corp. Class A	40,448	1,557,248
Millerknoll, Inc.	100,075	1,356,016
Montrose Environmental Group, Inc. (a)	36,258	1,272,293
MSA Safety, Inc.	48,620	6,688,167
NL Industries, Inc.	11,304	63,189
Odyssey Marine Exploration, Inc. (a)(b)	16,689	58,412
OpenLane, Inc. (a)	144,532	2,170,871
Performant Financial Corp. (a)	80,937	192,630
Perma-Fix Environmental Services, Inc. (a)(b)	16,530	178,524
Pitney Bowes, Inc. (b)	217,263	721,313
Quad/Graphics, Inc. (a)	40,121	131,196
Quest Resource Holding Corp. (a)	16,617	89,732
Republic Services, Inc.	270,213	38,270,267
Rollins, Inc. (b)	304,785	11,984,146
Shapeways Holdings, Inc. (a)(b)	15,768	8,023
SP Plus Corp. (a)	26,332	958,748
Steelcase, Inc. Class A	123,575	802,002
Stericycle, Inc. (a)	121,574	5,124,344
Team, Inc. (a)	5,635	39,389
Tetra Tech, Inc.	70,022	9,625,924
The Brink's Co.	61,471	4,089,666
The GEO Group, Inc. (a)	164,214	1,225,036
TOMI Environmental Solutions, Inc. (a)	10,144	5,113
UniFirst Corp.	19,942	3,412,276
Viad Corp. (a)	27,062	628,380
Virco Manufacturing Co. (a)	2,190	8,344
VSE Corp.	13,759	647,086
Waste Management, Inc.	488,567	79,108,769
Wilhelmina International, Inc. (a)	3,864	14,451
		312,860,749
Construction & Engineering - 0.2%
AECOM	182,424	14,238,193
Ameresco, Inc. Class A (a)(b)	44,973	1,937,437
API Group Corp. (a)	265,085	5,990,921
Arcosa, Inc.	63,826	4,190,815
Argan, Inc.	18,669	755,161
Bowman Consulting Group Ltd. (a)	11,554	312,998
Comfort Systems U.S.A., Inc.	47,027	6,959,055
Concrete Pumping Holdings, Inc. (a)	33,466	232,254
Construction Partners, Inc. Class A (a)	55,027	1,522,597
Dycom Industries, Inc. (a)	39,158	3,971,796
EMCOR Group, Inc.	62,542	10,309,423
Fluor Corp. (a)	187,199	4,972,005
Granite Construction, Inc.	57,904	2,095,546
Great Lakes Dredge & Dock Corp. (a)	88,515	561,185
IES Holdings, Inc. (a)	10,964	519,913
INNOVATE Corp. (a)(b)	58,310	75,803
iSun, Inc. (a)(b)	10,652	5,646
Limbach Holdings, Inc. (a)	11,505	239,649
MasTec, Inc. (a)	77,948	7,900,809
Matrix Service Co. (a)	33,870	183,237
MDU Resources Group, Inc.	267,495	7,805,504
MYR Group, Inc. (a)	21,890	2,790,975
Northwest Pipe Co. (a)	12,420	329,875
Orbital Infrastructure Group I (a)(b)	2,367	4,687
Orion Group Holdings, Inc. (a)	36,913	89,329
Primoris Services Corp.	70,435	1,887,658
Quanta Services, Inc.	187,996	33,384,330
Safe & Green Holdings Corp. (a)(b)	15,501	11,858
Sterling Construction Co., Inc. (a)	40,198	1,851,922
Tutor Perini Corp. (a)	53,475	288,765
Valmont Industries, Inc.	28,090	7,367,164
Williams Industrial Services G (a)(b)	25,226	11,352
Willscot Mobile Mini Holdings (a)	274,679	11,833,171
		134,631,033
Electrical Equipment - 0.7%
374Water, Inc. (a)	96,368	249,593
Acuity Brands, Inc.	42,141	6,350,227
Advent Technologies Holdings, Inc. Class A (a)(b)	41,512	34,044
Allied Motion Technologies, Inc.	18,878	640,531
American Superconductor Corp. (a)	37,847	177,502
AMETEK, Inc.	302,231	43,844,651
Amprius Technologies, Inc. (a)(b)	15,949	121,372
Array Technologies, Inc. (a)	184,388	4,087,882
Atkore, Inc. (a)	51,915	6,062,115
Ault Alliance, Inc. (a)(b)	979	10,906
Babcock & Wilcox Enterprises, Inc. (a)	96,680	464,064
Beam Global (a)(b)	10,363	123,112
Blink Charging Co. (a)(b)	64,212	432,147
Bloom Energy Corp. Class A (a)(b)	237,045	3,252,257
Broadwind, Inc. (a)(b)	22,623	84,836
Capstone Turbine Corp. (a)(b)	19,618	22,561
ChargePoint Holdings, Inc. Class A (a)(b)	347,489	3,360,219
Dragonfly Energy Holdings Corp. (a)(b)	7,992	21,099
Eaton Corp. PLC	523,399	92,065,884
Emerson Electric Co.	751,940	58,410,699
Encore Wire Corp. (b)	24,121	3,947,884
Energous Corp. (a)	89,638	26,882
Energy Focus, Inc. (a)(b)	7,456	3,120
Energy Vault Holdings, Inc. Class A (a)(b)	85,145	178,805
EnerSys	53,878	5,240,713
Enovix Corp. (a)(b)	145,094	1,925,397
Eos Energy Enterprises, Inc. (a)(b)	102,866	227,334
Espey Manufacturing & Electronics Corp.	1,371	23,170
ESS Tech, Inc. Class A (a)(b)	71,499	82,224
Expion360, Inc. (a)(b)	4,091	18,696
Fluence Energy, Inc. (a)(b)	49,188	1,219,862
Flux Power Holdings, Inc. (a)(b)	18,043	62,248
FTC Solar, Inc. (a)(b)	44,024	121,506
FuelCell Energy, Inc. (a)(b)	526,172	1,115,485
Generac Holdings, Inc. (a)	83,432	9,087,413
GrafTech International Ltd.	255,346	1,095,434
Heliogen, Inc. (a)	120,096	29,448
Hubbell, Inc. Class B	70,533	19,922,751
Ideal Power, Inc. (a)(b)	6,659	73,249
KULR Technology Group, Inc. (a)(b)	82,194	55,070
LSI Industries, Inc.	38,413	446,743
NeoVolta, Inc. (a)(b)	36,746	109,136
Nextracker, Inc. Class A (b)	35,377	1,353,170
NuScale Power Corp. (a)(b)	26,861	201,458
Nuvve Holding Corp. (a)(b)	22,518	11,709
nVent Electric PLC	219,362	9,515,924
Ocean Power Technologies, Inc. (a)(b)	59,627	31,006
Orion Energy Systems, Inc. (a)	36,188	53,377
Pineapple Energy, Inc. (a)	5,018	6,624
Pineapple Energy, Inc. rights (a)(c)	1,326	0
Pioneer Power Solutions, Inc. (a)(b)	4,181	22,954
Plug Power, Inc. (a)(b)	691,596	5,754,079
Polar Power, Inc. (a)(b)	4,369	5,898
Powell Industries, Inc.	12,278	705,985
Preformed Line Products Co.	3,986	612,688
Regal Rexnord Corp.	87,127	11,316,926
Rockwell Automation, Inc.	150,995	42,067,207
Sensata Technologies, Inc. PLC	201,239	8,355,443
SES AI Corp. Class A (a)(b)	194,387	293,524
Shoals Technologies Group, Inc. (a)	211,347	4,964,541
SKYX Platforms Corp. (a)(b)	51,726	162,937
Stem, Inc. (a)(b)	193,291	1,066,966
SunPower Corp. (a)(b)	113,780	1,206,068
Sunrun, Inc. (a)(b)	280,767	4,952,730
Sunworks, Inc. (a)(b)	43,532	60,945
Thermon Group Holdings, Inc. (a)	44,381	1,018,100
TPI Composites, Inc. (a)(b)	55,022	586,535
Ultralife Corp. (a)	13,215	55,635
Vertiv Holdings Co.	397,280	7,667,504
Vicor Corp. (a)	29,491	1,632,327
Westwater Resources, Inc. (a)(b)	54,756	46,296
		368,556,827
Ground Transportation - 1.0%
ArcBest Corp.	31,942	2,676,101
Avis Budget Group, Inc. (a)	32,688	5,484,720
Bird Global, Inc. Class A (a)(b)	6,609	13,416
Covenant Transport Group, Inc. Class A	10,854	414,297
CSX Corp.	2,766,328	84,843,280
Daseke, Inc. (a)	78,740	472,440
FTAI Infrastructure LLC	139,477	453,300
Getaround, Inc. (a)(b)	76,574	41,273
Heartland Express, Inc.	63,546	991,318
Hertz Global Holdings, Inc. (a)(b)	211,518	3,316,602
J.B. Hunt Transport Services, Inc.	109,314	18,252,159
Knight-Swift Transportation Holdings, Inc. Class A	211,306	11,619,717
Landstar System, Inc.	47,191	8,276,358
Lyft, Inc. (a)	426,718	3,848,996
Marten Transport Ltd.	77,486	1,638,829
Micromobility.Com, Inc. (a)(b)	5,482	1,875
Norfolk Southern Corp.	299,743	62,400,498
Old Dominion Freight Lines, Inc.	119,206	37,006,311
P.A.M. Transportation Services, Inc. (a)	8,416	220,163
Patriot Transportation Holding, Inc. (a)	2,215	19,182
RXO, Inc. (a)	153,756	3,208,888
Ryder System, Inc.	66,106	5,211,136
Saia, Inc. (a)	34,813	9,892,462
Schneider National, Inc. Class B	48,247	1,250,562
TuSimple Holdings, Inc. (a)	172,794	349,044
U-Haul Holding Co. (b)	14,716	776,563
U-Haul Holding Co. (non-vtg.)	114,776	5,312,981
U.S. Xpress Enterprises, Inc. (a)	39,055	237,454
Uber Technologies, Inc. (a)	2,625,044	99,567,919
Union Pacific Corp.	805,327	155,041,554
Universal Logistics Holdings, Inc.	9,674	256,845
Werner Enterprises, Inc.	77,851	3,419,216
XPO, Inc. (a)	151,269	7,099,054
Yellow Corp. (a)(b)	40,956	52,014
		533,666,527
Industrial Conglomerates - 0.7%
3M Co.	724,749	67,626,329
Gaucho Group Holdings, Inc. (a)(b)	250	146
General Electric Co.	1,433,678	145,561,327
Honeywell International, Inc.	879,403	168,493,615
		381,681,417
Machinery - 1.8%
3D Systems Corp. (a)	175,199	1,436,632
AGCO Corp.	81,439	8,981,093
AgEagle Aerial Systems, Inc. (a)(b)	85,493	31,205
Agrify Corp. (a)(b)	2,599	468
Alamo Group, Inc.	13,714	2,282,832
Albany International Corp. Class A	41,337	3,510,338
Allison Transmission Holdings, Inc.	121,316	5,738,247
Astec Industries, Inc.	30,168	1,111,992
Barnes Group, Inc.	67,183	2,643,651
Berkshire Grey, Inc. Class A (a)(b)	62,519	86,901
Blue Bird Corp. (a)	22,411	568,343
Caterpillar, Inc.	684,922	140,922,702
Chart Industries, Inc. (a)	56,118	6,157,828
Chicago Rivet & Machine Co. (b)	650	15,860
CIRCOR International, Inc. (a)	26,881	779,011
Columbus McKinnon Corp. (NY Shares)	38,414	1,401,343
Commercial Vehicle Group, Inc. (a)	40,047	392,861
Crane Co.	62,774	4,561,159
Crane Nxt Co.	62,581	3,293,638
Cummins, Inc.	185,840	37,987,554
Deere & Co.	355,908	123,137,050
Desktop Metal, Inc. (a)(b)	310,561	577,643
Donaldson Co., Inc.	160,113	9,371,414
Douglas Dynamics, Inc.	30,142	851,813
Dover Corp.	183,820	24,508,721
Eastern Co. (b)	7,268	118,396
Energy Recovery, Inc. (a)	74,455	1,772,774
Enerpac Tool Group Corp. Class A	75,760	1,925,819
EnPro Industries, Inc.	27,735	2,803,454
ESAB Corp.	68,243	4,007,229
ESCO Technologies, Inc.	34,328	3,089,520
Fathom Digital Manufacturing Corp. (a)(b)	14,936	6,871
Federal Signal Corp.	80,299	4,255,044
Flowserve Corp.	172,030	5,599,577
Fortive Corp.	464,081	30,216,314
Franklin Electric Co., Inc.	51,603	4,693,809
FreightCar America, Inc. (a)(b)	16,274	45,730
Gates Industrial Corp. PLC (a)	167,142	1,958,904
Gencor Industries, Inc. (a)	12,324	173,275
Gorman-Rupp Co.	30,613	732,569
Graco, Inc.	221,621	16,951,790
Graham Corp. (a)(b)	12,821	142,185
Helios Technologies, Inc.	43,468	2,149,493
Hillenbrand, Inc.	91,827	4,404,941
Hillman Solutions Corp. Class A (a)	225,594	1,827,311
Hurco Companies, Inc.	7,652	161,075
Hydrofarm Holdings Group, Inc. (a)(b)	57,556	52,785
Hyliion Holdings Corp. Class A (a)(b)	159,227	261,132
Hyster-Yale Materials Handling, Inc. Class A	13,773	644,025
Hyzon Motors, Inc. Class A (a)(b)	109,457	60,201
IDEX Corp.	99,310	19,778,580
Illinois Tool Works, Inc.	365,109	79,860,292
Ingersoll Rand, Inc.	532,822	30,189,695
ITT, Inc.	108,719	8,280,039
John Bean Technologies Corp.	42,186	4,497,449
Kadant, Inc.	15,560	2,952,043
Kennametal, Inc. (b)	105,884	2,638,629
L.B. Foster Co. Class A (a)	12,622	167,242
Laser Photonics Corp. (b)	4,335	12,745
Lightning eMotors, Inc. (a)(b)	1,493	5,957
Lincoln Electric Holdings, Inc.	75,903	12,877,703
Lindsay Corp.	14,712	1,733,074
LiqTech International, Inc. (a)(b)	2,057	6,994
Luxfer Holdings PLC sponsored	35,880	515,237
Manitex International, Inc. (a)	18,263	83,371
Manitowoc Co., Inc. (a)	47,801	685,944
Markforged Holding Corp. (a)(b)	116,626	103,797
Mayville Engineering Co., Inc. (a)(b)	12,210	141,758
Microvast Holdings, Inc. (a)(b)	261,102	323,766
Middleby Corp. (a)	70,716	9,334,512
Miller Industries, Inc.	14,451	474,860
Mueller Industries, Inc.	74,821	5,556,207
Mueller Water Products, Inc. Class A	208,055	2,850,354
Nauticus Robotics, Inc. (a)	2,567	5,006
Nikola Corp. (a)(b)	488,254	304,671
NN, Inc. (a)(b)	54,154	95,311
Nordson Corp.	70,818	15,433,367
Nuburu, Inc. (a)(b)	8,552	6,008
Nxu, Inc. (a)(b)	2,611	1,279
Omega Flex, Inc. (b)	4,112	428,347
Oshkosh Corp.	86,120	6,358,240
Otis Worldwide Corp.	545,338	43,359,824
PACCAR, Inc.	686,865	47,242,575
Park-Ohio Holdings Corp.	10,696	168,676
Parker Hannifin Corp.	168,697	54,057,267
Pentair PLC	216,180	11,991,505
Perma-Pipe International Holdings, Inc. (a)	5,117	52,807
Proterra, Inc. Class A (a)(b)	257,283	275,293
Proto Labs, Inc. (a)	36,535	1,123,817
RBC Bearings, Inc. (a)	38,281	7,590,739
REV Group, Inc.	42,595	431,913
Sarcos Technology and Robotics Corp. Class A (a)(b)	102,417	39,953
Shyft Group, Inc. (The)	42,208	992,310
Snap-On, Inc.	69,820	17,375,405
SPX Technologies, Inc. (a)	59,818	4,567,702
Standex International Corp. (b)	15,898	2,165,149
Stanley Black & Decker, Inc. (b)	194,810	14,604,906
Symbotic, Inc. (a)(b)	19,798	652,938
Taylor Devices, Inc. (a)	2,522	46,909
Tennant Co.	24,881	1,818,801
Terex Corp.	88,790	4,117,192
The Greenbrier Companies, Inc.	43,147	1,172,304
The L.S. Starrett Co. Class A (a)(b)	8,386	92,246
Timken Co.	87,060	6,229,143
Titan International, Inc. (a)	68,674	679,186
Toro Co.	137,759	13,476,963
Trinity Industries, Inc.	108,175	2,287,901
Twin Disc, Inc. (a)	11,812	132,767
Urban-Gro, Inc. (a)(b)	9,651	11,871
Velo3D, Inc. (a)(b)	78,571	151,642
Wabash National Corp.	62,903	1,475,075
Watts Water Technologies, Inc. Class A	36,028	5,708,637
Westinghouse Air Brake Tech Co.	239,367	22,172,565
Xos, Inc. Class A (a)(b)	69,596	29,091
Xylem, Inc. (b)	314,128	31,475,626
		971,877,697
Marine Transportation - 0.0%
Eagle Bulk Shipping, Inc. (b)	12,809	503,138
Genco Shipping & Trading Ltd. (b)	50,242	623,503
Kirby Corp. (a)	78,912	5,646,943
Matson, Inc. (b)	49,697	3,395,796
Pangaea Logistics Solutions Ltd.	49,888	286,357
		10,455,737
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	168,569	7,573,805
Allegiant Travel Co. (a)	20,613	2,009,561
American Airlines Group, Inc. (a)	854,825	12,634,314
Blade Air Mobility, Inc. (a)(b)	60,215	194,494
Delta Air Lines, Inc. (a)	843,749	30,653,401
Frontier Group Holdings, Inc. (a)	48,846	402,003
Hawaiian Holdings, Inc. (a)(b)	69,232	554,548
JetBlue Airways Corp. (a)	424,614	2,900,114
Joby Aviation, Inc. (a)(b)	451,216	2,535,834
Mesa Air Group, Inc. (a)	45,342	74,361
SkyWest, Inc. (a)	67,269	2,012,016
Southwest Airlines Co.	783,891	23,414,824
Spirit Airlines, Inc.	144,003	2,190,286
Sun Country Airlines Holdings, Inc. (a)	43,196	812,085
United Airlines Holdings, Inc. (a)	430,127	20,415,978
Wheels Up Experience, Inc. Class A (a)	218,926	63,335
		108,440,959
Professional Services - 1.1%
Alight, Inc. Class A (a)	414,933	3,510,333
ASGN, Inc. (a)	65,889	4,311,117
Asure Software, Inc. (a)	26,027	307,379
Automatic Data Processing, Inc.	545,280	113,958,067
Barrett Business Services, Inc.	9,346	785,064
BGSF, Inc.	12,166	112,292
BlackSky Technology, Inc. Class A (a)(b)	89,742	122,947
Booz Allen Hamilton Holding Corp. Class A	174,041	17,505,044
Broadridge Financial Solutions, Inc.	154,888	22,725,167
CACI International, Inc. Class A (a)	30,942	9,258,465
CBIZ, Inc. (a)	66,741	3,365,081
Ceridian HCM Holding, Inc. (a)(b)	202,379	12,517,141
Clarivate Analytics PLC (a)	571,751	4,459,658
Concentrix Corp.	56,298	4,937,335
Conduent, Inc. (a)	230,021	696,964
CoStar Group, Inc. (a)	535,343	42,506,234
CRA International, Inc.	9,532	883,330
CSG Systems International, Inc.	39,746	1,907,013
DLH Holdings Corp. (a)	15,873	167,619
Dun & Bradstreet Holdings, Inc.	288,827	2,888,270
Equifax, Inc. (b)	161,210	33,631,630
Exela Technologies, Inc. (a)(b)	443	2,281
ExlService Holdings, Inc. (a)	43,530	6,570,418
Exponent, Inc.	66,722	6,093,053
First Advantage Corp. (a)	76,464	1,033,029
FiscalNote Holdings, Inc. Class A (a)(b)	91,349	194,573
Forrester Research, Inc. (a)	15,282	438,593
Franklin Covey Co. (a)	15,626	576,912
FTI Consulting, Inc. (a)	45,376	8,531,142
Gee Group, Inc. (a)(b)	119,757	58,322
Genpact Ltd.	221,500	8,146,770
Heidrick & Struggles International, Inc.	26,070	632,198
Hirequest, Inc.	6,725	156,289
HireRight Holdings Corp. (a)(b)	24,117	246,717
Hudson Global, Inc. (a)	3,305	64,150
Huron Consulting Group, Inc. (a)	26,567	2,159,366
ICF International, Inc.	22,661	2,537,805
Innodata, Inc. (a)(b)	31,046	314,496
Insperity, Inc.	46,773	5,178,707
Jacobs Solutions, Inc.	166,801	18,281,390
KBR, Inc.	180,408	10,647,680
Kelly Services, Inc. Class A (non-vtg.)	45,906	802,437
Kforce, Inc.	25,961	1,495,094
Korn Ferry	69,841	3,282,527
LegalZoom.com, Inc. (a)	125,233	1,401,357
Leidos Holdings, Inc.	179,964	14,047,990
Manpower, Inc.	66,461	4,663,568
Mastech Digital, Inc. (a)	5,279	56,433
Maximus, Inc.	79,986	6,475,667
MISTRAS Group, Inc. (a)	25,336	177,859
NV5 Global, Inc. (a)	16,644	1,508,279
Paychex, Inc.	422,208	44,302,285
Paycom Software, Inc.	63,457	17,776,209
Paycor HCM, Inc. (a)(b)	63,814	1,403,270
Paylocity Holding Corp. (a)	54,314	9,382,744
Planet Labs PBC Class A (a)(b)	259,266	1,190,031
Professional Diversity Network, Inc. (a)(b)	8,728	33,341
RCM Technologies, Inc. (a)	8,830	143,134
Red Violet, Inc. (a)	14,473	285,408
Resources Connection, Inc.	41,409	632,730
Robert Half International, Inc.	141,607	9,207,287
Science Applications International Corp.	71,935	7,001,434
ShiftPixy, Inc. (a)	1,266	2,595
Skillsoft Corp. (a)	110,493	171,264
Spire Global, Inc. (a)(b)	125,705	93,160
SS&C Technologies Holdings, Inc.	288,421	15,851,618
Staffing 360 Solutions, Inc. (a)	3,140	3,328
StarTek, Inc. (a)(b)	7,982	23,148
Steel Connect, Inc. (a)	11,060	9,318
Sterling Check Corp. (a)(b)	31,975	432,622
TaskUs, Inc. (a)(b)	33,929	368,130
TransUnion Holding Co., Inc.	253,626	18,255,999
TriNet Group, Inc. (a)	48,356	4,297,398
TrueBlue, Inc. (a)	44,253	731,945
Ttec Holdings, Inc.	24,863	788,654
Upwork, Inc. (a)	156,872	1,286,350
Verisk Analytics, Inc.	205,731	45,077,719
Verra Mobility Corp. (a)	183,722	3,239,019
Where Food Comes From, Inc. (a)(b)	1,270	17,793
Willdan Group, Inc. (a)	15,358	255,864
		568,595,049
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	135,195	5,140,114
Alta Equipment Group, Inc.	34,247	466,102
Applied Industrial Technologies, Inc.	50,852	6,252,762
Beacon Roofing Supply, Inc. (a)	67,057	4,287,625
BlueLinx Corp. (a)	11,912	979,405
Boise Cascade Co.	51,956	3,731,480
Core & Main, Inc. (a)(b)	98,170	2,625,066
Custom Truck One Source, Inc. Class A (a)	82,762	532,987
Distribution Solutions Group I (a)	7,744	348,867
DXP Enterprises, Inc. (a)	20,644	659,989
EVI Industries, Inc. (a)(b)	6,923	133,475
Fastenal Co.	751,024	40,442,642
Ferguson PLC (b)	271,827	39,390,451
FTAI Aviation Ltd. (b)	131,196	3,680,048
GATX Corp. (b)	46,447	5,523,013
Global Industrial Co.	22,361	556,342
GMS, Inc. (a)	54,918	3,477,957
H&E Equipment Services, Inc.	44,624	1,604,679
Herc Holdings, Inc.	32,728	3,319,274
Hudson Technologies, Inc. (a)	51,828	452,977
Igc Pharma, Inc. (a)(b)	42,330	12,276
iPower, Inc. (a)(b)	2,046	1,207
Karat Packaging, Inc.	7,490	119,391
McGrath RentCorp.	32,284	2,867,142
Mega Matrix Corp. (a)	13,527	20,155
MRC Global, Inc. (a)	111,437	968,388
MSC Industrial Direct Co., Inc. Class A	62,136	5,587,269
NOW, Inc. (a)	147,149	1,308,155
Rush Enterprises, Inc.:
Class A	58,764	3,071,594
Class B	7,204	419,201
SiteOne Landscape Supply, Inc. (a)(b)	59,339	8,182,255
Titan Machinery, Inc. (a)	26,865	678,341
Transcat, Inc. (a)	9,303	786,383
Triton International Ltd.	76,913	6,356,090
United Rentals, Inc.	91,203	30,442,649
Univar Solutions, Inc. (a)	213,734	7,613,205
Veritiv Corp.	17,831	1,882,775
W.W. Grainger, Inc.	59,155	38,392,778
Watsco, Inc. (b)	43,736	14,186,646
WESCO International, Inc.	58,824	8,081,241
Willis Lease Finance Corp. (a)	3,309	128,555
Xometry, Inc. (a)(b)	39,559	723,930
		255,434,881
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp. Class A (a)(b)	2,437	12,672
TOTAL INDUSTRIALS		5,109,439,458
INFORMATION TECHNOLOGY - 26.7%
Communications Equipment - 0.9%
Actelis Networks, Inc. (a)(b)	298	766
ADTRAN Holdings, Inc. (b)	93,314	831,428
Airspan Networks Holdings, Inc. (a)(b)	29,364	6,936
Applied Optoelectronics, Inc. (a)(b)	33,712	74,841
Arista Networks, Inc. (a)	325,779	54,190,079
Aviat Networks, Inc. (a)	15,005	459,453
BK Technologies Corp.	1,313	17,266
CalAmp Corp. (a)	46,538	81,907
Calix, Inc. (a)	75,264	3,508,055
Cambium Networks Corp. (a)	14,256	223,534
Casa Systems, Inc. (a)(b)	47,285	49,649
Ciena Corp. (a)	195,394	9,132,716
Cisco Systems, Inc.	5,406,752	268,553,372
Clearfield, Inc. (a)(b)	16,635	650,595
ClearOne, Inc. (a)	14,726	33,575
CommScope Holding Co., Inc. (a)	279,152	1,161,272
COMSovereign Holding Corp. (a)(b)	557	897
Comtech Telecommunications Corp.	38,117	437,583
Digi International, Inc. (a)	47,457	1,706,079
DZS, Inc. (a)(b)	20,188	120,926
EMCORE Corp. (a)	41,966	31,307
Extreme Networks, Inc. (a)	170,360	3,509,416
F5, Inc. (a)	79,041	11,664,871
Franklin Wireless Corp. (a)	7,493	26,300
Genasys, Inc. (a)	46,131	119,479
Harmonic, Inc. (a)	145,745	2,566,569
Infinera Corp. (a)(b)	254,573	1,247,408
Inseego Corp. (a)(b)	104,309	111,611
Juniper Networks, Inc.	426,060	12,939,442
KVH Industries, Inc. (a)	19,934	178,210
Lantronix, Inc. (a)	36,529	161,823
Lumentum Holdings, Inc. (a)	90,461	4,785,387
Motorola Solutions, Inc.	220,059	62,039,033
NETGEAR, Inc. (a)	36,081	506,216
NetScout Systems, Inc. (a)	89,898	2,743,687
Network-1 Security Solutions, Inc.	6,331	13,928
Ondas Holdings, Inc. (a)(b)	44,010	38,170
Optical Cable Corp. (a)	2,399	9,572
PCTEL, Inc.	19,943	95,328
Ribbon Communications, Inc. (a)	112,855	313,737
Tessco Technologies, Inc. (a)	8,063	71,519
Ubiquiti, Inc. (b)	5,583	910,866
ViaSat, Inc. (a)(b)	100,801	4,496,733
Viavi Solutions, Inc. (a)	299,423	2,946,322
Vislink Technologies, Inc. (a)(b)	2,107	12,052
		452,779,915
Electronic Equipment, Instruments & Components - 0.8%
908 Devices, Inc. (a)(b)	27,686	241,145
ADDvantage Technologies Group, Inc. (a)(b)	9,236	5,726
Advanced Energy Industries, Inc.	49,523	4,860,682
Aeva Technologies, Inc. (a)(b)	130,160	156,192
AEye, Inc. Class A (a)(b)	147,277	30,000
Airgain, Inc. (a)	11,534	65,167
Akoustis Technologies, Inc. (a)(b)	101,174	319,710
Alpine 4 Holdings, Inc. (a)(b)	26,522	69,753
Amphenol Corp. Class A	782,407	59,032,608
AmpliTech Group, Inc. (a)	7,997	18,473
Arlo Technologies, Inc. (a)	117,008	1,131,467
Arrow Electronics, Inc. (a)	76,583	9,698,471
Astrotech Corp. (a)(b)	2,460	28,290
Avnet, Inc.	120,412	5,278,862
Badger Meter, Inc. (b)	38,679	5,332,674
Bel Fuse, Inc. Class B (non-vtg.)	15,911	782,662
Belden, Inc.	56,497	4,942,923
Benchmark Electronics, Inc.	46,320	1,093,615
CDW Corp.	178,252	30,604,086
Cemtrex, Inc. (a)(b)	721	6,857
Cepton, Inc. (a)(b)	30,626	13,773
ClearSign Combustion Corp. (a)(b)	30,692	46,959
Climb Global Solutions, Inc.	5,672	266,300
Coda Octopus Group, Inc. (a)(b)	4,379	45,848
Cognex Corp.	227,859	12,523,131
Coherent Corp. (a)	183,202	6,771,146
Corning, Inc.	1,002,625	30,890,876
CPS Technologies Corp. (a)(b)	13,073	38,565
CTS Corp.	42,695	1,949,881
Daktronics, Inc. (a)	50,439	317,261
Data I/O Corp. (a)	7,596	32,891
Digital Ally, Inc. (a)(b)	2,478	9,193
Electro-Sensors, Inc. (a)	1,518	6,649
eMagin Corp. (a)(b)	102,276	203,529
ePlus, Inc. (a)	36,118	1,783,868
Evolv Technologies Holdings, Inc. (a)	95,136	567,011
Fabrinet (a)	48,255	5,463,431
FARO Technologies, Inc. (a)	23,638	356,697
Focus Universal, Inc. (b)	33,549	56,027
Frequency Electronics, Inc.	2,683	17,574
Identiv, Inc. (a)	28,753	209,034
Insight Enterprises, Inc. (a)	39,901	5,395,413
Interlink Electronics, Inc. (a)(b)	936	9,248
IPG Photonics Corp. (a)	42,466	4,691,219
Iteris, Inc. (a)	57,414	263,530
Itron, Inc. (a)	59,681	4,042,194
Jabil, Inc.	175,229	15,686,500
KEY Tronic Corp. (a)	12,272	66,882
Keysight Technologies, Inc. (a)	234,798	37,990,316
Kimball Electronics, Inc. (a)	32,560	807,488
Knowles Corp. (a)	122,989	2,211,342
LGL Group, Inc. (a)	3,314	15,609
LGL Group, Inc. warrants 11/16/25 (a)	2,530	380
LightPath Technologies, Inc. Class A (a)	20,018	28,626
Lightwave Logic, Inc. (a)(b)	149,070	1,104,609
Littelfuse, Inc.	32,739	8,382,494
Luna Innovations, Inc. (a)(b)	45,212	416,855
M-Tron Industries, Inc. (a)(b)	2,054	26,664
Methode Electronics, Inc. Class A	48,120	2,071,566
MicroVision, Inc. (a)(b)	221,257	1,037,695
Mirion Technologies, Inc. Class A (a)(b)	162,762	1,287,447
Napco Security Technologies, Inc. (b)	38,012	1,413,666
National Instruments Corp.	171,527	9,914,261
Neonode, Inc. (a)(b)	11,849	96,214
nLIGHT, Inc. (a)	60,981	881,785
Nortech Systems, Inc. (a)	1,329	12,692
Novanta, Inc. (a)	47,121	7,803,238
OSI Systems, Inc. (a)	20,596	2,451,130
Ouster, Inc. (a)(b)	32,722	222,837
Par Technology Corp. (a)(b)	35,676	1,233,319
PC Connection, Inc.	15,180	682,645
Plexus Corp. (a)	36,896	3,345,729
Powerfleet, Inc. (a)	47,015	147,157
Presto Automation, Inc. (a)	19,279	52,439
Red Cat Holdings, Inc. (a)(b)	42,739	39,320
Research Frontiers, Inc. (a)(b)	20,807	36,204
RF Industries Ltd. (a)	8,437	37,460
Richardson Electronics Ltd.	15,539	257,792
Rogers Corp. (a)	24,879	3,917,696
Sanmina Corp. (a)	77,115	4,090,180
ScanSource, Inc. (a)	34,622	995,729
Sigmatron International, Inc. (a)(b)	7,407	24,517
Smartrent, Inc. (a)(b)	165,952	597,427
Sobr Safe, Inc. (a)(b)	6,350	10,541
Sono-Tek Corp. (a)(b)	16,035	88,032
TD SYNNEX Corp.	55,536	4,963,808
TE Connectivity Ltd.	416,410	51,001,897
Teledyne Technologies, Inc. (a)	61,748	23,998,360
Tingo Group, Inc. (a)(b)	181,291	514,866
Trimble, Inc. (a)	324,835	15,160,049
TTM Technologies, Inc. (a)	134,173	1,838,170
Universal Security Instruments, Inc. (a)(b)	1,618	3,067
Vishay Intertechnology, Inc.	171,090	4,410,700
Vishay Precision Group, Inc. (a)	16,103	562,317
Vontier Corp.	208,049	6,166,572
Wireless Telecom Group, Inc. (a)	23,041	47,695
Wrap Technologies, Inc. (a)(b)	33,823	36,191
Zebra Technologies Corp. Class A (a)	67,980	17,849,509
		435,710,295
IT Services - 1.4%
Accenture PLC Class A	828,894	253,575,252
AgileThought, Inc. Class A (a)	32,740	24,555
Akamai Technologies, Inc. (a)	206,906	19,060,181
Backblaze, Inc. Class A (a)	16,094	67,434
BigCommerce Holdings, Inc. (a)	80,993	645,514
Brightcove, Inc. (a)	53,707	224,495
Castellum, Inc. (a)	18,720	13,291
Ciso Global, Inc. (a)(b)	59,628	10,238
Cloudflare, Inc. (a)(b)	377,193	26,086,668
Cognizant Technology Solutions Corp. Class A	669,955	41,865,488
Computer Task Group, Inc. (a)	17,612	122,756
Crexendo, Inc.	9,287	15,138
CSP, Inc.	1,445	17,802
CXApp, Inc. Class C	677	7,494
Cyxtera Technologies, Inc. Class A (a)(b)	70,342	11,395
Data Storage Corp. (a)	4,633	8,710
DecisionPoint Systems, Inc. (a)	6,647	28,436
Digitalocean Holdings, Inc. (a)(b)	79,595	3,116,144
DXC Technology Co. (a)	300,462	7,520,564
Edgio, Inc. (a)	167,032	86,055
EPAM Systems, Inc. (a)	75,728	19,433,319
Fastly, Inc. Class A (a)	147,959	2,408,773
Gartner, Inc. (a)	103,998	35,656,754
GoDaddy, Inc. (a)	203,903	14,962,402
Grid Dynamics Holdings, Inc. (a)	69,323	665,501
Hackett Group, Inc.	30,833	597,852
IBM Corp.	1,189,941	153,014,513
Information Services Group, Inc.	43,141	220,019
Inpixon (a)(b)	1,962	392
Kyndryl Holdings, Inc. (a)	271,013	3,403,923
MongoDB, Inc. Class A (a)	91,208	26,795,998
Okta, Inc. (a)	201,117	18,281,535
OMNIQ Corp. (a)(b)	3,021	15,286
Perficient, Inc. (a)	45,838	3,505,232
PFSweb, Inc. (a)	20,439	88,296
Rackspace Technology, Inc. (a)(b)	69,442	108,330
Research Solutions, Inc. (a)	20,127	42,065
Snowflake, Inc. (a)	376,765	62,301,860
Squarespace, Inc. Class A (a)	54,290	1,595,583
The Glimpse Group, Inc. (a)(b)	11,157	55,116
Thoughtworks Holding, Inc. (a)	89,818	740,100
Tucows, Inc. (a)(b)	13,421	417,393
Twilio, Inc. Class A (a)	229,789	15,997,910
Unisys Corp. (a)	94,261	370,446
VeriSign, Inc. (a)	120,449	26,898,671
WaveDancer, Inc. (a)(b)	11,457	4,239
WidePoint Corp. (a)	8,205	14,031
		740,103,149
Semiconductors & Semiconductor Equipment - 6.6%
ACM Research, Inc. (a)	55,169	557,759
Advanced Micro Devices, Inc. (a)	2,122,119	250,855,687
AEHR Test Systems (a)(b)	33,644	1,110,925
Allegro MicroSystems LLC (a)	85,757	3,372,823
Alpha & Omega Semiconductor Ltd. (a)	30,254	837,733
Ambarella, Inc. (a)	48,572	3,512,727
Amkor Technology, Inc.	132,601	3,285,853
Amtech Systems, Inc. (a)	13,876	123,496
Analog Devices, Inc.	667,065	118,530,780
Applied Materials, Inc.	1,109,472	147,892,618
Ascent Solar Technologies, Inc. (a)(b)	6,776	769
Atomera, Inc. (a)(b)	29,632	272,022
Axcelis Technologies, Inc. (a)	43,072	6,785,994
AXT, Inc. (a)	50,506	172,225
Broadcom, Inc.	550,000	444,378,000
CEVA, Inc. (a)	31,603	790,707
Cirrus Logic, Inc. (a)	72,739	5,650,366
Cohu, Inc. (a)	63,298	2,426,845
Credo Technology Group Holding Ltd. (a)	120,556	1,617,862
CVD Equipment Corp. (a)(b)	8,123	52,881
Diodes, Inc. (a)	60,041	5,394,083
Enphase Energy, Inc. (a)	178,926	31,111,653
Entegris, Inc.	196,210	20,651,103
Everspin Technologies, Inc. (a)	20,068	172,183
First Solar, Inc. (a)	130,484	26,483,033
FormFactor, Inc. (a)	102,292	3,200,717
GSI Technology, Inc. (a)(b)	23,117	133,847
Ichor Holdings Ltd. (a)	37,553	1,137,856
Impinj, Inc. (a)	27,992	2,864,701
indie Semiconductor, Inc. (a)(b)	89,589	851,096
Intel Corp.	5,445,419	171,203,973
Intest Corp. (a)	13,047	268,768
KLA Corp.	182,227	80,724,739
Kopin Corp. (a)	127,180	275,981
Kulicke & Soffa Industries, Inc. (b)	74,974	3,964,625
Lam Research Corp.	177,574	109,509,886
Lattice Semiconductor Corp. (a)	180,269	14,657,672
MACOM Technology Solutions Holdings, Inc. (a)	68,107	4,074,842
Marvell Technology, Inc.	1,123,048	65,687,078
MaxLinear, Inc. Class A (a)	96,094	2,806,906
Meta Materials, Inc. (a)(b)	400,982	84,206
Microchip Technology, Inc.	720,857	54,251,698
Micron Technology, Inc.	1,436,185	97,947,817
MKS Instruments, Inc.	75,374	7,334,644
Monolithic Power Systems, Inc.	58,923	28,866,967
Navitas Semiconductor Corp. (a)(b)	102,214	873,930
NVE Corp.	6,521	582,782
NVIDIA Corp.	3,237,934	1,225,039,950
NXP Semiconductors NV	341,070	61,085,637
onsemi (a)	568,442	47,521,751
Onto Innovation, Inc. (a)	65,380	7,018,543
PDF Solutions, Inc. (a)	39,182	1,655,440
Peraso, Inc. (a)(b)	5,952	5,813
Photronics, Inc. (a)	81,923	1,739,225
Pixelworks, Inc. (a)	62,544	110,703
Power Integrations, Inc.	75,091	6,487,862
Qorvo, Inc. (a)	131,365	12,776,560
Qualcomm, Inc.	1,467,536	166,433,258
QuickLogic Corp. (a)(b)	15,336	91,939
Rambus, Inc. (a)	141,489	9,049,636
Rigetti Computing, Inc. Class A (a)(b)	90,516	84,976
Semtech Corp. (a)	84,475	1,836,487
Silicon Laboratories, Inc. (a)(b)	41,993	5,907,155
SiTime Corp. (a)	21,278	2,110,139
SkyWater Technology, Inc. (a)(b)	10,789	110,587
Skyworks Solutions, Inc.	209,060	21,639,801
SMART Global Holdings, Inc. (a)	64,201	1,449,659
SolarEdge Technologies, Inc. (a)	73,583	20,958,646
Synaptics, Inc. (a)	51,912	4,466,508
Teradyne, Inc.	204,724	20,511,298
Texas Instruments, Inc.	1,192,543	207,359,377
Transphorm, Inc. (a)	26,503	104,157
Trio-Tech International (a)(b)	2,367	11,764
Ultra Clean Holdings, Inc. (a)	60,498	2,073,871
Universal Display Corp.	57,214	8,429,339
Veeco Instruments, Inc. (a)(b)	68,106	1,662,467
WiSA Technologies, Inc. (a)(b)	143	176
Wolfspeed, Inc. (a)(b)	163,897	7,873,612
		3,572,951,194
Software - 10.3%
8x8, Inc. (a)(b)	146,362	597,157
A10 Networks, Inc.	85,569	1,274,122
ACI Worldwide, Inc. (a)	148,432	3,385,734
Adeia, Inc.	138,722	1,360,863
Adobe, Inc. (a)	602,533	251,732,262
Agilysys, Inc. (a)	26,420	1,964,063
Alarm.com Holdings, Inc. (a)	66,185	3,323,811
Alkami Technology, Inc. (a)	49,918	748,770
Altair Engineering, Inc. Class A (a)(b)	69,049	5,063,363
Alteryx, Inc. Class A (a)	80,938	3,151,726
American Software, Inc. Class A	44,280	563,684
Amplitude, Inc. (a)	70,798	689,573
ANSYS, Inc. (a)	114,586	37,078,884
AppFolio, Inc. (a)	25,116	3,595,355
Appian Corp. Class A (a)(b)	54,385	2,329,310
AppLovin Corp. (a)(b)	162,184	4,056,222
Arteris, Inc. (a)	21,069	146,640
Asana, Inc. (a)(b)	100,718	2,405,146
Aspen Technology, Inc. (a)	38,463	6,304,855
Atlassian Corp. PLC (a)	197,616	35,726,997
Auddia, Inc. (a)	3,096	1,301
AudioEye, Inc. (a)(b)	7,611	46,351
Authid, Inc. (a)(b)	21,089	14,341
Autodesk, Inc. (a)	283,883	56,603,431
AvePoint, Inc. (a)(b)	118,936	786,167
Aware, Inc. (a)	9,483	14,983
Bentley Systems, Inc. Class B	258,656	12,617,240
Bill Holdings, Inc. (a)	126,026	13,053,773
Bio-Key International, Inc. (a)(b)	11,210	8,744
Black Knight, Inc. (a)	205,307	11,862,638
Blackbaud, Inc. (a)	58,909	4,321,564
Blackboxstocks, Inc. (a)(b)	2,784	10,579
BlackLine, Inc. (a)	71,713	3,734,096
Blend Labs, Inc. (a)(b)	209,999	207,668
Box, Inc. Class A (a)	187,953	5,294,636
Braze, Inc. (a)	46,772	1,548,621
Bridgeline Digital, Inc. (a)	6,040	6,221
BSQUARE Corp. (a)	21,884	25,385
BTCS, Inc. (a)	7,098	8,589
BTCS, Inc. Series V (c)	7,098	0
C3.ai, Inc. (a)(b)	112,677	4,508,207
Cadence Design Systems, Inc. (a)	360,933	83,343,039
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	138,403	1,514,129
Cerence, Inc. (a)	53,327	1,520,886
Cipher Mining, Inc. (a)(b)	52,395	133,083
Cleanspark, Inc. (a)(b)	104,102	446,598
Clear Secure, Inc. (b)	102,890	2,542,412
Clearwater Analytics Holdings, Inc. (a)(b)	87,821	1,415,675
CommVault Systems, Inc. (a)	58,839	4,100,490
Confluent, Inc. (a)	202,407	6,424,398
Consensus Cloud Solutions, Inc. (a)	23,418	853,586
CoreCard Corp. (a)(b)	8,214	197,629
Couchbase, Inc. (a)(b)	33,491	687,235
Crowdstrike Holdings, Inc. (a)	287,342	46,012,074
CS Disco, Inc. (a)	22,738	188,043
Cvent Holding Corp. (a)(b)	83,255	706,835
Cyngn, Inc. (a)(b)	14,667	14,667
D-Wave Quantum, Inc. (a)(b)	52,409	66,035
Datadog, Inc. Class A (a)	326,792	31,015,829
DatChat, Inc. (a)	7,676	2,817
Dave, Inc. (a)(b)	5,885	31,544
Digimarc Corp. (a)(b)	18,323	565,448
Digital Turbine, Inc. (a)(b)	118,665	1,084,598
DocuSign, Inc. (a)	264,538	14,919,943
Dolby Laboratories, Inc. Class A	78,848	6,507,325
Domo, Inc. Class B (a)	41,526	558,525
DoubleVerify Holdings, Inc. (a)	115,119	4,014,200
Dropbox, Inc. Class A (a)	353,700	8,142,174
Duos Technologies Group, Inc. (a)	4,026	20,573
Dynatrace, Inc. (a)	285,218	14,543,266
E2open Parent Holdings, Inc. (a)(b)	225,046	1,125,230
Ebix, Inc. (b)	31,141	620,329
eGain Communications Corp. (a)	27,575	199,919
Elastic NV (a)	102,005	7,428,004
Embark Technology, Inc. (a)(b)	19,324	53,914
Enfusion, Inc. Class A (a)	16,943	134,866
EngageSmart, Inc. (a)	39,593	751,475
Envestnet, Inc. (a)(b)	72,986	3,819,357
Everbridge, Inc. (a)	52,261	1,255,309
EverCommerce, Inc. (a)(b)	37,533	445,892
Expensify, Inc. (a)	60,437	418,224
Fair Isaac Corp. (a)	33,064	26,043,521
Five9, Inc. (a)	92,783	6,133,884
ForgeRock, Inc. (a)	48,514	976,587
Fortinet, Inc. (a)	853,371	58,310,840
Foxo Technologies, Inc. Class A (a)(b)	17,338	6,328
Freshworks, Inc. (a)	212,432	3,347,928
Gen Digital, Inc.	748,605	13,130,532
GitLab, Inc. (a)(b)	83,172	3,074,037
Greenidge Generation Holdings, Inc. (a)(b)	1,155	2,726
GSE Systems, Inc. (a)	29,471	12,381
Guidewire Software, Inc. (a)	107,771	8,942,838
HashiCorp, Inc. (a)	108,136	3,713,390
HubSpot, Inc. (a)	63,923	33,111,475
Informatica, Inc. (a)(b)	52,649	929,781
Instructure Holdings, Inc. (a)(b)	24,466	600,885
Intapp, Inc. (a)	28,985	1,225,196
Intellicheck, Inc. (a)(b)	18,177	42,716
Intellinetics, Inc. (a)	761	2,907
InterDigital, Inc. (b)	35,405	2,940,031
Intrusion, Inc. (a)(b)	14,549	22,696
Intuit, Inc.	369,723	154,958,304
Inuvo, Inc. (a)(b)	93,057	24,167
IronNet, Inc. Class A (a)(b)	62,881	14,180
Issuer Direct Corp. (a)	3,440	67,527
Jamf Holding Corp. (a)(b)	59,133	1,086,865
Kaltura, Inc. (a)	90,163	154,179
Latch, Inc. (a)	128,805	128,805
LivePerson, Inc. (a)	91,086	335,196
Liveramp Holdings, Inc. (a)	85,978	2,092,705
Livevox Holdings, Inc. (a)	24,687	68,136
Manhattan Associates, Inc. (a)	82,121	14,898,392
Marathon Digital Holdings, Inc. (a)(b)	147,240	1,441,480
MariaDB PLC (a)(b)	8,249	7,177
Marin Software, Inc. (a)(b)	15,416	10,930
Matterport, Inc. (a)(b)	292,331	868,223
MeridianLink, Inc. (a)(b)	28,861	562,790
Microsoft Corp.	9,797,892	3,217,529,754
MicroStrategy, Inc. Class A (a)(b)	12,659	3,818,334
Mitek Systems, Inc. (a)	61,172	637,412
Model N, Inc. (a)	45,240	1,444,061
Momentive Global, Inc. (a)	172,378	1,628,972
N-able, Inc. (a)	88,920	1,262,664
nCino, Inc. (a)(b)	101,505	2,790,372
NCR Corp. (a)	181,382	4,298,753
NetSol Technologies, Inc. (a)	4,917	10,916
New Relic, Inc. (a)	77,575	5,465,159
Nextnav, Inc. (a)(b)	29,441	75,958
Nutanix, Inc. Class A (a)	303,018	8,975,393
Oblong, Inc. (a)	971	1,631
Olo, Inc. (a)(b)	138,688	954,173
ON24, Inc.	60,442	482,932
Onespan, Inc. (a)	46,712	707,220
Oracle Corp.	2,022,552	214,269,159
Pagerduty, Inc. (a)	107,105	2,914,327
Palantir Technologies, Inc. (a)(b)	2,318,706	34,108,165
Palo Alto Networks, Inc. (a)	397,949	84,918,337
Park City Group, Inc. (b)	14,719	118,194
Pegasystems, Inc.	54,567	2,638,860
Phunware, Inc. (a)(b)	126,859	75,101
Porch Group, Inc. Class A (a)(b)	103,975	146,605
PowerSchool Holdings, Inc. (a)	53,122	1,006,131
Procore Technologies, Inc. (a)(b)	90,905	5,497,025
Progress Software Corp.	56,981	3,418,860
PROS Holdings, Inc. (a)	54,534	1,653,471
PTC, Inc. (a)	139,934	18,807,130
Q2 Holdings, Inc. (a)	76,190	2,218,653
Qualtrics International, Inc. (a)	147,057	2,658,791
Qualys, Inc. (a)	45,466	5,740,537
Quantum Computing, Inc. (a)(b)	30,978	36,244
Rapid7, Inc. (a)	78,532	3,747,547
Rekor Systems, Inc. (a)(b)	57,128	94,832
Remark Holdings, Inc. (a)(b)	9,595	11,610
Rimini Street, Inc. (a)	63,569	292,417
RingCentral, Inc. (a)	101,732	3,530,100
Riot Platforms, Inc. (a)(b)	220,377	2,644,524
Roper Technologies, Inc.	139,506	63,366,415
Rubicon Technologies, Inc. Class A (a)(b)	25,398	11,937
Salesforce, Inc. (a)	1,316,148	294,001,140
Samsara, Inc. (a)(b)	149,606	2,879,916
SeaChange International, Inc. (a)	1,587	13,093
SecureWorks Corp. (a)	14,155	114,231
Semrush Holdings, Inc. (a)	49,400	375,934
SentinelOne, Inc. (a)	288,631	6,170,931
ServiceNow, Inc. (a)	267,171	145,549,417
Sigma Additive Solutions, Inc. (a)(b)	8,545	3,104
SilverSun Technologies, Inc. (A Shares) (a)	1,276	4,045
Smartsheet, Inc. (a)	172,898	8,572,283
Smith Micro Software, Inc. (a)(b)	61,170	74,016
SolarWinds, Inc. (a)	66,704	620,347
Soluna Holdings, Inc. (a)(b)	9,112	1,503
SoundHound AI, Inc. (a)(b)	151,769	462,895
SoundThinking, Inc. (a)	11,963	304,937
Splunk, Inc. (a)	198,018	19,661,207
Sprinklr, Inc. (a)	81,765	1,087,475
Sprout Social, Inc. (a)	62,249	2,696,004
SPS Commerce, Inc. (a)	47,467	7,395,359
Stronghold Digital Mining, Inc. Class A (a)(b)	2,577	16,132
Synchronoss Technologies, Inc. (a)	93,028	89,307
Synopsys, Inc. (a)	200,574	91,253,147
Telos Corp. (a)	66,417	213,199
Tenable Holdings, Inc. (a)	148,955	6,105,665
Teradata Corp. (a)	133,916	6,275,304
TeraWulf, Inc. (a)(b)	107,584	161,376
TeraWulf, Inc. rights (a)(c)	734	0
Tyler Technologies, Inc. (a)	54,791	21,749,835
UiPath, Inc. Class A (a)(b)	469,317	8,396,081
Unity Software, Inc. (a)(b)	320,929	9,538,010
Upland Software, Inc. (a)	37,051	104,113
Varonis Systems, Inc. (a)	142,010	3,732,023
Verb Technology Co., Inc. (a)(b)	2,015	2,942
Verint Systems, Inc. (a)	87,101	3,125,184
Veritone, Inc. (a)(b)	38,810	152,911
Vertex, Inc. Class A (a)	46,488	1,021,806
Viant Technology, Inc. (a)	18,306	84,208
VirnetX Holding Corp. (a)(b)	76,905	33,838
VMware, Inc. Class A (a)	274,207	37,371,672
Weave Communications, Inc. (a)	34,940	273,231
Workday, Inc. Class A (a)	265,815	56,350,122
Workiva, Inc. (a)	60,136	5,824,773
Xperi, Inc. (a)	57,938	685,407
Yext, Inc. (a)	137,740	1,265,831
ZeroFox Holdings, Inc. (a)(b)	38,678	39,838
Zeta Global Holdings Corp. (a)	166,288	1,499,918
Zoom Video Communications, Inc. Class A (a)	284,559	19,102,446
Zscaler, Inc. (a)	111,974	15,170,238
Zuora, Inc. (a)	166,862	1,800,441
		5,552,723,893
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	19,576,137	3,469,870,248
Astro-Med, Inc. (a)	6,345	101,203
Avid Technology, Inc. (a)	44,032	1,056,768
Boxlight Corp. (a)(b)	63,010	17,681
CompoSecure, Inc. (a)(b)	8,307	57,235
Corsair Gaming, Inc. (a)	53,672	1,058,412
CPI Card Group (a)	6,354	169,080
Dell Technologies, Inc.	318,337	14,264,681
Diebold Nixdorf, Inc. (a)(b)(c)	102,712	25,678
Eastman Kodak Co. (a)	99,828	500,138
Hewlett Packard Enterprise Co.	1,687,992	24,340,845
HP, Inc.	1,137,745	33,062,870
Immersion Corp.	41,472	293,622
Intevac, Inc. (a)	36,514	181,840
IonQ, Inc. (a)(b)	200,576	2,164,215
Movano, Inc. (a)	39,653	39,554
NetApp, Inc.	283,641	18,819,580
One Stop Systems, Inc. (a)	19,220	48,242
Pure Storage, Inc. Class A (a)	374,893	10,793,169
Quantum Corp. (a)	131,112	144,223
Seagate Technology Holdings PLC	252,884	15,198,328
Socket Mobile, Inc. (a)(b)	6,713	8,995
Sonim Technologies, Inc. (a)(b)	12,500	12,875
Super Micro Computer, Inc. (a)	61,427	13,756,577
Transact Technologies, Inc. (a)	10,404	74,805
Turtle Beach Corp. (a)	20,917	238,035
Western Digital Corp. (a)	420,759	16,295,996
Xerox Holdings Corp.	149,358	2,101,467
		3,624,696,362
TOTAL INFORMATION TECHNOLOGY		14,378,964,808
MATERIALS - 2.6%
Chemicals - 1.7%
Advanced Emissions Solutions, Inc. (a)	22,127	31,863
AdvanSix, Inc.	36,718	1,208,022
Air Products & Chemicals, Inc.	292,285	78,665,585
Albemarle Corp.	154,183	29,839,036
Alto Ingredients, Inc. (a)	93,684	188,305
American Vanguard Corp.	37,629	641,951
Amyris, Inc. (a)(b)	340,958	287,632
Ashland, Inc.	65,726	5,578,823
Aspen Aerogels, Inc. (a)	72,662	477,389
Avient Corp.	112,862	4,119,463
Axalta Coating Systems Ltd. (a)	289,256	8,391,317
Balchem Corp.	42,518	5,256,500
Cabot Corp.	74,115	5,075,395
Celanese Corp. Class A	131,038	13,630,573
CF Industries Holdings, Inc.	258,204	15,882,128
Chase Corp.	10,131	1,191,406
Core Molding Technologies, Inc. (a)	9,711	178,585
Corteva, Inc.	938,888	50,221,119
Crown ElectroKinetics Corp. (a)(b)	10,703	1,572
Danimer Scientific, Inc. (a)(b)	113,683	328,544
Diversey Holdings Ltd. (a)(b)	102,740	855,824
Dow, Inc.	927,092	45,223,548
DuPont de Nemours, Inc.	602,680	40,494,069
Eastman Chemical Co.	155,996	12,025,732
Ecolab, Inc.	326,053	53,815,048
Ecovyst, Inc. (a)	89,144	895,006
Element Solutions, Inc.	297,027	5,325,694
Flotek Industries, Inc. (a)(b)	78,612	48,747
FMC Corp.	165,697	17,245,744
FutureFuel Corp.	36,178	307,151
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	1,344,375	2,124,113
H.B. Fuller Co.	70,716	4,450,865
Hawkins, Inc.	25,285	1,186,878
Huntsman Corp.	237,461	5,639,699
Ingevity Corp. (a)	46,362	2,187,823
Innospec, Inc.	32,770	3,026,637
International Flavors & Fragrances, Inc.	335,831	25,956,378
Intrepid Potash, Inc. (a)	13,504	237,400
Koppers Holdings, Inc.	27,199	787,683
Kronos Worldwide, Inc. (b)	27,773	229,127
Linde PLC	648,232	229,253,729
Livent Corp. (a)(b)	236,292	5,446,531
Loop Industries, Inc. (a)(b)	27,476	82,703
LSB Industries, Inc. (a)	68,472	636,790
LyondellBasell Industries NV Class A	334,010	28,571,215
Mativ, Inc.	73,840	1,112,030
Minerals Technologies, Inc.	43,097	2,396,624
NewMarket Corp.	8,835	3,444,060
Northern Technologies International Corp.	8,162	92,231
Olin Corp.	161,524	7,641,700
Origin Materials, Inc. Class A (a)(b)	165,896	701,740
Orion Engineered Carbons SA	75,464	1,750,010
Perimeter Solutions SA (a)(b)	198,272	1,074,634
PPG Industries, Inc.	309,165	40,590,273
PureCycle Technologies, Inc. (a)(b)	175,681	1,210,442
Quaker Houghton (b)	17,981	3,412,974
Rayonier Advanced Materials, Inc. (a)	83,903	285,270
RPM International, Inc.	169,865	13,553,528
Sensient Technologies Corp.	55,750	4,015,673
Sherwin-Williams Co.	310,361	70,694,029
Stepan Co. (b)	27,952	2,570,186
The Chemours Co. LLC	195,284	5,173,073
The Mosaic Co.	448,094	14,321,084
The Scotts Miracle-Gro Co. Class A (b)	53,928	3,408,250
Trinseo PLC	46,775	580,946
Tronox Holdings PLC	150,862	1,605,172
Valhi, Inc.	2,795	34,742
Westlake Corp.	45,283	4,707,168
		891,625,181
Construction Materials - 0.1%
Eagle Materials, Inc.	47,214	7,692,577
Martin Marietta Materials, Inc.	81,660	32,503,946
Smith-Midland Corp. (a)	5,657	91,417
Summit Materials, Inc.	156,214	4,941,049
United States Lime & Minerals, Inc.	2,743	497,635
Vulcan Materials Co.	174,753	34,164,212
		79,890,836
Containers & Packaging - 0.3%
Amcor PLC	1,954,708	18,843,385
Aptargroup, Inc.	85,949	9,668,403
Avery Dennison Corp.	106,404	17,144,877
Ball Corp.	413,397	21,149,391
Berry Global Group, Inc.	159,842	9,144,561
Crown Holdings, Inc.	157,764	12,026,350
Eightco Holdings, Inc. (a)	370	659
Graphic Packaging Holding Co.	403,766	9,650,007
Greif, Inc.:
Class A	33,066	1,987,267
Class B (b)	7,820	547,009
International Paper Co.	467,418	13,760,786
Myers Industries, Inc.	49,916	933,429
O-I Glass, Inc. (a)	202,999	4,206,139
Packaging Corp. of America	121,586	15,080,312
Pactiv Evergreen, Inc.	54,706	384,036
Ranpak Holdings Corp. (A Shares) (a)	49,879	154,625
Sealed Air Corp.	190,055	7,193,582
Silgan Holdings, Inc.	110,234	4,959,428
Sonoco Products Co.	128,276	7,678,601
TriMas Corp.	55,099	1,394,556
WestRock Co.	336,307	9,419,959
		165,327,362
Metals & Mining - 0.5%
5E Advanced Materials, Inc. (a)(b)	38,121	108,264
Alcoa Corp.	232,815	7,384,892
Alpha Metallurgical Resources (b)	19,158	2,585,755
Ampco-Pittsburgh Corp. (a)	17,103	52,506
Arconic Corp. (a)	133,458	3,858,271
Ascent Industries Co. (a)	12,647	120,147
ATI, Inc. (a)(b)	170,092	5,881,781
Carpenter Technology Corp.	63,887	2,913,886
Century Aluminum Co. (a)	67,405	528,455
Cleveland-Cliffs, Inc. (a)	677,812	9,408,031
Coeur d'Alene Mines Corp. (a)	373,609	1,120,827
Commercial Metals Co.	153,712	6,571,188
Compass Minerals International, Inc.	45,157	1,432,832
Contango ORE, Inc. (a)(b)	5,093	129,260
Dakota Gold Corp. (a)	72,895	241,282
Freeport-McMoRan, Inc.	1,880,795	64,586,500
Friedman Industries	10,472	100,741
Gatos Silver, Inc. (a)	63,022	283,599
Gold Resource Corp.	108,759	84,919
Golden Minerals Co. (a)(b)	129,922	14,889
Haynes International, Inc.	17,009	738,531
Hecla Mining Co.	741,614	3,952,803
Hycroft Mining Holding Corp. (a)(b)	191,632	64,388
Idaho Strategic Resources, Inc. (a)	9,721	45,689
Kaiser Aluminum Corp. (b)	21,172	1,278,789
Materion Corp.	27,078	2,717,007
McEwen Mining, Inc. (a)	52,573	401,658
MP Materials Corp. (a)(b)	121,685	2,521,313
Newmont Corp.	1,044,820	42,367,451
Nucor Corp.	332,749	43,942,833
Olympic Steel, Inc. (b)	12,818	536,049
Paramount Gold Nevada Corp. (a)(b)	2,346	645
Piedmont Lithium, Inc. (a)(b)	21,690	1,187,961
Ramaco Resources, Inc.	32,557	241,247
Reliance Steel & Aluminum Co.	77,102	18,094,297
Royal Gold, Inc.	86,405	10,700,395
Ryerson Holding Corp.	27,292	927,655
Schnitzer Steel Industries, Inc. Class A	34,248	942,162
Solitario Exploration & Royalty Corp. (a)(b)	76,068	42,689
Steel Dynamics, Inc.	219,288	20,152,567
SunCoke Energy, Inc.	112,423	763,352
TimkenSteel Corp. (a)	53,033	903,152
Tredegar Corp.	34,724	244,110
U.S. Antimony Corp. (a)(b)	92,991	29,757
U.S. Gold Corp. (a)	9,409	37,354
United States Steel Corp. (b)	296,323	6,199,077
Universal Stainless & Alloy Products, Inc. (a)	11,171	135,616
Warrior Metropolitan Coal, Inc.	68,068	2,231,269
Worthington Industries, Inc.	40,012	2,245,874
		271,053,715
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	22,654	688,455
Glatfelter Corp.	58,408	167,631
Louisiana-Pacific Corp.	94,153	5,509,834
Mercer International, Inc. (SBI) (b)	52,014	450,441
Sylvamo Corp.	42,136	1,661,001
		8,477,362
TOTAL MATERIALS		1,416,374,456
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Acadia Realty Trust (SBI)	129,590	1,667,823
Agree Realty Corp.	116,865	7,536,624
Alexander & Baldwin, Inc.	96,346	1,765,059
Alexanders, Inc.	2,840	466,214
Alexandria Real Estate Equities, Inc.	207,456	23,537,958
Alpine Income Property Trust, Inc.	16,861	260,671
American Assets Trust, Inc.	70,735	1,347,502
American Homes 4 Rent Class A	404,274	13,858,513
American Tower Corp.	612,936	113,049,916
Americold Realty Trust	355,035	10,402,526
Apartment Income (REIT) Corp.	196,510	6,816,932
Apartment Investment & Management Co. Class A	196,437	1,593,104
Apple Hospitality (REIT), Inc.	281,078	4,084,063
Armada Hoffler Properties, Inc.	93,001	1,026,731
Ashford Hospitality Trust, Inc. (a)	43,510	180,567
AvalonBay Communities, Inc.	184,239	32,053,901
Bluerock Homes Trust, Inc. (a)	4,880	78,080
Boston Properties, Inc.	188,166	9,158,039
Braemar Hotels & Resorts, Inc. (b)	72,931	298,288
Brandywine Realty Trust (SBI)	238,675	930,833
Brixmor Property Group, Inc.	394,189	7,895,606
Broadstone Net Lease, Inc.	230,909	3,620,653
BRT Apartments Corp.	15,542	285,351
Camden Property Trust (SBI)	144,992	15,147,314
CareTrust (REIT), Inc.	133,005	2,580,297
CBL & Associates Properties, Inc. (b)	31,995	737,805
Centerspace	20,010	1,176,788
Chatham Lodging Trust	67,300	631,947
City Office REIT, Inc.	60,723	275,075
Clipper Realty, Inc. (b)	16,134	88,253
Community Healthcare Trust, Inc.	32,675	1,071,740
CorEnergy Infrastructure Trust, Inc.	18,594	19,338
Corporate Office Properties Trust (SBI)	150,038	3,423,867
Cousins Properties, Inc.	201,226	4,008,422
Creative Media & Community Trust Corp.	21,532	111,320
Crown Castle International Corp.	570,153	64,547,021
CTO Realty Growth, Inc.	29,305	467,122
CubeSmart	295,638	13,138,153
DiamondRock Hospitality Co.	276,166	2,167,903
Digital Realty Trust, Inc.	378,578	38,789,102
Diversified Healthcare Trust (SBI)	317,969	432,438
Douglas Emmett, Inc.	233,959	2,713,924
Easterly Government Properties, Inc.	121,997	1,693,318
EastGroup Properties, Inc.	57,512	9,467,050
Elme Communities (SBI)	142,845	2,158,388
Empire State Realty Trust, Inc.	173,167	1,068,440
EPR Properties	99,298	4,141,720
Equinix, Inc.	121,796	90,805,008
Equity Commonwealth	144,638	2,957,847
Equity Lifestyle Properties, Inc.	230,630	14,568,897
Equity Residential (SBI)	449,025	27,300,720
Essential Properties Realty Trust, Inc.	189,342	4,530,954
Essex Property Trust, Inc.	85,089	18,384,329
Extra Space Storage, Inc.	176,262	25,429,319
Farmland Partners, Inc.	68,346	775,727
Federal Realty Investment Trust (SBI)	96,353	8,498,335
First Industrial Realty Trust, Inc.	174,040	9,046,599
Four Corners Property Trust, Inc.	112,603	2,893,897
Franklin Street Properties Corp.	117,871	169,734
Gaming & Leisure Properties	338,588	16,299,626
Generation Income Properties, Inc. (b)	2,251	9,094
Getty Realty Corp. (b)	55,610	1,905,755
Gladstone Commercial Corp.	52,992	619,476
Gladstone Land Corp.	42,377	669,980
Global Medical REIT, Inc.	86,555	754,760
Global Net Lease, Inc.	139,091	1,338,055
Global Self Storage, Inc.	14,409	71,757
Healthcare Trust of America, Inc.	502,178	9,345,533
Healthpeak Properties, Inc.	719,718	14,365,571
Hersha Hospitality Trust	42,038	243,400
Highwoods Properties, Inc. (SBI)	140,414	2,903,762
Host Hotels & Resorts, Inc.	940,345	15,609,727
Hudson Pacific Properties, Inc.	170,927	798,229
Independence Realty Trust, Inc.	297,841	5,143,714
Indus Realty Trust, Inc.	6,421	428,923
Industrial Logistics Properties Trust	85,535	154,818
InnSuites Hospitality Trust	2,044	3,679
InvenTrust Properties Corp.	91,034	1,956,321
Invitation Homes, Inc.	765,637	25,939,782
Iron Mountain, Inc.	382,444	20,430,158
JBG SMITH Properties	131,549	1,862,734
Kilroy Realty Corp.	140,032	3,800,468
Kimco Realty Corp.	814,745	14,975,013
Kite Realty Group Trust	289,540	5,628,658
Lamar Advertising Co. Class A	114,750	10,313,730
Life Storage, Inc.	111,765	14,237,743
LTC Properties, Inc.	53,810	1,727,839
LXP Industrial Trust (REIT)	366,267	3,787,201
Medalist Diversified (REIT), Inc.	1,041	5,528
Medical Properties Trust, Inc. (b)	790,257	6,519,620
Mid-America Apartment Communities, Inc.	152,214	22,384,591
Modiv, Inc. (b)	8,657	128,470
National Health Investors, Inc.	57,894	3,016,856
National Retail Properties, Inc.	238,702	10,154,383
National Storage Affiliates Trust	112,014	4,100,833
Necessity Retail (REIT), Inc./The	180,826	1,155,478
NETSTREIT Corp. (b)	73,235	1,277,951
NexPoint Diversified Real Estate Trust	47,793	504,216
NexPoint Residential Trust, Inc.	30,247	1,241,337
Office Properties Income Trust	67,852	491,248
Omega Healthcare Investors, Inc.	308,721	9,202,973
One Liberty Properties, Inc.	21,458	429,375
Orion Office (REIT), Inc.	72,272	401,110
Outfront Media, Inc.	192,766	2,760,409
Paramount Group, Inc.	224,624	974,868
Park Hotels & Resorts, Inc.	295,387	3,822,308
Pebblebrook Hotel Trust	173,537	2,353,162
Phillips Edison & Co., Inc.	156,136	4,529,505
Physicians Realty Trust	304,116	4,154,225
Piedmont Office Realty Trust, Inc. Class A	168,916	1,052,347
Plymouth Industrial REIT, Inc.	51,652	1,131,695
Postal Realty Trust, Inc.	23,355	342,851
Potlatch Corp.	106,903	4,974,197
Presidio Property Trust, Inc.:
Class A (b)	13,120	11,283
Class A warrants 1/24/27 (a)	5,422	179
Prologis (REIT), Inc.	1,215,153	151,347,306
Public Storage	208,029	58,934,616
Rayonier, Inc.	195,226	5,724,026
Realty Income Corp.	826,035	49,099,520
Regency Centers Corp.	202,962	11,420,672
Retail Opportunity Investments Corp.	163,648	1,996,506
Rexford Industrial Realty, Inc.	249,354	13,574,832
RLJ Lodging Trust	214,158	2,201,544
RPT Realty	111,360	1,037,875
Ryman Hospitality Properties, Inc.	72,465	6,647,214
Sabra Health Care REIT, Inc.	307,961	3,467,641
Safehold, Inc. (b)	53,607	1,384,133
Saul Centers, Inc.	17,455	590,154
SBA Communications Corp. Class A	142,163	31,528,910
Service Properties Trust	218,133	1,790,872
Simon Property Group, Inc.	430,098	45,224,805
SITE Centers Corp.	238,806	2,846,568
SL Green Realty Corp. (b)	84,238	1,948,425
Sotherly Hotels, Inc. (a)	18,032	32,999
Spirit Realty Capital, Inc.	184,255	7,197,000
Stag Industrial, Inc. (b)	235,457	8,193,904
Star Holdings (a)	16,672	258,416
Summit Hotel Properties, Inc.	139,996	916,974
Sun Communities, Inc.	163,389	20,689,949
Sunstone Hotel Investors, Inc.	278,064	2,744,492
Tanger Factory Outlet Centers, Inc.	137,411	2,799,062
Terreno Realty Corp.	96,246	5,902,767
The Macerich Co.	286,172	2,758,698
UDR, Inc.	406,927	16,142,794
UMH Properties, Inc.	70,409	1,070,921
Uniti Group, Inc.	316,218	1,176,331
Universal Health Realty Income Trust (SBI)	16,197	707,485
Urban Edge Properties	153,681	2,048,568
Urstadt Biddle Properties, Inc. Class A	40,620	785,997
Ventas, Inc.	526,699	22,721,795
Veris Residential, Inc. (a)	104,827	1,694,004
VICI Properties, Inc.	1,321,188	40,864,345
Vornado Realty Trust (b)	214,801	2,912,702
Welltower, Inc.	622,252	46,426,222
Weyerhaeuser Co.	965,015	27,657,330
Wheeler REIT, Inc. (a)	7,954	5,727
Whitestone REIT Class B	58,928	517,388
WP Carey, Inc.	277,707	19,261,758
Xenia Hotels & Resorts, Inc.	151,052	1,759,756
		1,507,792,572
Real Estate Management & Development - 0.1%
Alset, Inc. (a)	3,481	6,962
Altisource Asset Management Corp. (a)(b)	857	83,575
Altisource Portfolio Solutions SA (a)(b)	10,767	50,174
American Realty Investments, Inc. (a)	2,737	47,213
American Strategic Investment Co. (a)(b)	2,266	17,833
Amrep Corp. (a)(b)	3,605	53,343
Anywhere Real Estate, Inc. (a)	148,366	900,582
Appreciate Holdings, Inc. (a)(b)	29,405	9,407
Avalon GloboCare Corp. (a)(b)	3,909	7,153
CBRE Group, Inc. (a)	415,769	31,149,413
Compass, Inc. (a)	338,088	1,250,926
Comstock Holding Companies, Inc. (a)	441	1,663
Cushman & Wakefield PLC (a)	217,499	1,724,767
Digitalbridge Group, Inc.	191,202	2,382,377
Doma Holdings, Inc. Class A (a)	184,038	54,880
Douglas Elliman, Inc.	85,481	248,750
eXp World Holdings, Inc. (b)	97,508	1,500,648
Fathom Holdings, Inc. (a)(b)	10,850	67,921
Forestar Group, Inc. (a)	24,075	489,445
FRP Holdings, Inc. (a)	8,500	448,885
Howard Hughes Corp. (a)	45,600	3,400,392
InterGroup Corp. (a)	287	10,321
Jones Lang LaSalle, Inc. (a)	62,462	8,765,917
Kennedy-Wilson Holdings, Inc. (b)	153,517	2,368,767
Marcus & Millichap, Inc.	33,835	993,057
Maui Land & Pineapple, Inc. (a)	6,361	75,060
Newmark Group, Inc.	165,902	948,959
Offerpad Solutions, Inc. (a)(b)	101,632	65,370
Opendoor Technologies, Inc. (a)(b)	675,011	1,782,029
Rafael Holdings, Inc. (a)	16,079	32,801
RE/MAX Holdings, Inc.	23,177	433,178
Redfin Corp. (a)(b)	142,834	1,398,345
Seritage Growth Properties (a)	45,328	337,240
Stratus Properties, Inc.	8,712	189,747
Tejon Ranch Co. (a)	30,734	519,405
The RMR Group, Inc.	19,735	424,895
The St. Joe Co. (b)	45,502	2,116,298
Transcontinental Realty Investors, Inc. (a)	2,045	73,620
Trinity Place Holdings, Inc. (a)(b)	24,361	12,210
WeWork, Inc. (a)	310,219	53,141
Zillow Group, Inc.:
Class A (a)	79,528	3,562,059
Class C (a)(b)	211,434	9,643,505
		77,702,233
TOTAL REAL ESTATE		1,585,494,805
UTILITIES - 2.6%
Electric Utilities - 1.6%
Allete, Inc.	75,540	4,499,918
Alliant Energy Corp.	330,381	17,001,406
American Electric Power Co., Inc.	676,117	56,198,845
Avangrid, Inc. (b)	94,415	3,543,395
Constellation Energy Corp.	430,394	36,161,704
Duke Energy Corp.	1,013,336	90,480,771
Edison International	502,847	33,952,229
Entergy Corp.	267,906	26,308,369
Evergy, Inc.	302,269	17,486,262
Eversource Energy	458,753	31,759,470
Exelon Corp.	1,306,525	51,803,716
FirstEnergy Corp.	714,942	26,731,681
Genie Energy Ltd. Class B	27,704	390,349
Hawaiian Electric Industries, Inc.	144,831	5,200,881
IDACORP, Inc.	66,869	6,959,057
MGE Energy, Inc.	47,794	3,429,697
NextEra Energy, Inc.	2,615,295	192,119,571
NRG Energy, Inc. (b)	306,345	10,351,398
OGE Energy Corp.	264,042	9,315,402
Otter Tail Corp. (b)	54,968	4,079,175
PG&E Corp. (a)	2,117,052	35,862,861
Pinnacle West Capital Corp.	148,494	11,475,616
PNM Resources, Inc.	112,141	5,149,515
Portland General Electric Co. (b)	117,476	5,724,605
PPL Corp.	966,037	25,310,169
Southern Co.	1,432,538	99,919,526
Via Renewables, Inc. Class A, (b)	3,352	35,263
Xcel Energy, Inc.	719,712	46,989,996
		858,240,847
Gas Utilities - 0.1%
Atmos Energy Corp.	188,066	21,680,248
Chesapeake Utilities Corp.	23,663	3,021,765
National Fuel Gas Co.	120,712	6,145,448
New Jersey Resources Corp.	127,269	6,166,183
Northwest Natural Holding Co.	46,304	1,977,181
ONE Gas, Inc. (b)	71,455	5,783,568
RGC Resources, Inc.	9,967	206,317
Southwest Gas Holdings, Inc.	85,894	5,027,376
Spire, Inc. (b)	69,595	4,493,749
UGI Corp.	276,401	7,730,936
		62,232,771
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	51,585	245,029
Clearway Energy, Inc.:
Class A	61,039	1,677,352
Class C	93,952	2,699,241
Montauk Renewables, Inc. (a)(b)	84,482	586,305
Ormat Technologies, Inc. (b)	69,237	5,892,069
Spruce Power Holding Corp. (Class A) (a)(b)	151,033	113,365
Sunnova Energy International, Inc. (a)(b)	129,212	2,281,884
The AES Corp.	879,150	17,354,421
Vistra Corp.	492,700	11,810,019
		42,659,685
Multi-Utilities - 0.7%
Ameren Corp.	340,539	27,607,497
Avista Corp. (b)	97,790	4,043,617
Black Hills Corp.	85,891	5,235,056
CenterPoint Energy, Inc.	828,022	23,358,501
CMS Energy Corp.	383,298	22,223,618
Consolidated Edison, Inc.	466,423	43,517,266
Dominion Energy, Inc.	1,097,485	55,181,546
DTE Energy Co.	254,892	27,426,379
NiSource, Inc.	532,777	14,326,374
NorthWestern Energy Corp.	76,829	4,347,753
Public Service Enterprise Group, Inc.	655,619	39,173,235
Sempra Energy	413,664	59,373,194
Unitil Corp.	21,563	1,136,154
WEC Energy Group, Inc.	415,320	36,278,202
		363,228,392
Water Utilities - 0.1%
American States Water Co.	48,207	4,281,746
American Water Works Co., Inc.	254,195	36,718,468
Artesian Resources Corp. Class A	9,550	472,725
Cadiz, Inc. (a)(b)	60,378	316,381
California Water Service Group	73,968	4,209,519
Consolidated Water Co., Inc.	18,442	359,988
Essential Utilities, Inc.	315,777	12,864,755
Global Water Resources, Inc.	14,331	167,386
Middlesex Water Co.	23,485	1,910,740
Pure Cycle Corp. (a)	24,364	236,818
SJW Group (b)	34,636	2,650,693
York Water Co.	17,792	754,559
		64,943,778
TOTAL UTILITIES		1,391,305,473
TOTAL COMMON STOCKS (Cost $43,895,550,852)		53,738,579,081

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c) (Cost $872)	18,304	0

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (e) (Cost $4,982,257)	5,000,000	4,980,366

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (f)	64,325,238	64,338,103
Fidelity Securities Lending Cash Central Fund 5.14% (f)(g)	1,354,623,585	1,354,759,047
TOTAL MONEY MARKET FUNDS (Cost $1,419,097,150)		1,419,097,150

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $45,319,631,131)	55,162,656,597
NET OTHER ASSETS (LIABILITIES) - (2.4)% (h)	(1,292,675,181)
NET ASSETS - 100.0%	53,869,981,416

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	228	Jun 2023	19,970,520	(15,133)	(15,133)
CME E-mini S&P 500 Index Contracts (United States)	641	Jun 2023	134,305,525	4,683,839	4,683,839
CME E-mini S&P MidCap 400 Index Contracts (United States)	40	Jun 2023	9,636,000	(50,932)	(50,932)

TOTAL FUTURES CONTRACTS					4,617,774
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,980,366.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $3,385,858 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	75,505,584	1,163,136,758	1,174,304,239	1,308,615	-	-	64,338,103	0.2%
Fidelity Securities Lending Cash Central Fund 5.14%	894,923,324	1,130,616,963	670,781,240	4,102,633	-	-	1,354,759,047	4.7%
Total	970,428,908	2,293,753,721	1,845,085,479	5,411,248	-	-	1,419,097,150

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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